UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 through April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan International Equity Funds

April 30, 2016 (Unaudited)

JPMorgan Emerging Economies Fund

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Income Fund

JPMorgan Global Research Enhanced Index Fund

JPMorgan Global Unconstrained Equity Fund

JPMorgan International Equity Fund

JPMorgan International Equity Income Fund

JPMorgan International Opportunities Fund

JPMorgan International Research Enhanced Equity Fund

JPMorgan International Unconstrained Equity Fund

JPMorgan International Value Fund

JPMorgan Intrepid International Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Funds’ prospectus for a discussion of the Funds’ investment objectives, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about a Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

May 18, 2016 (Unaudited)

Dear Shareholder,

Global economic growth appeared to decelerate as 2015 ended and 2016 began. Slowing growth in China, anemic growth in Europe and falling oil prices drained momentum from the U.S. economy and put pressure on emerging market and developed market economies across the globe.

“Given the uncertain outlook for global growth, investors who maintain a properly diversified portfolio and an eye toward long term performance may benefit from changing economic and market conditions.”

In December, the U.S. Federal Reserve (the “Fed”) raised interest rates for the first time in 10 years in a clear signal to financial markets that the central bank’s policymakers believed the domestic economy and, to some extent, the world economy was objectively moving in a trajectory toward self-sustaining growth.

However, economic data from China, the European Union (EU) and Japan provided a worrisome picture and the drag from weak overseas demand, and the U.S. dollar’s relative strength, reduced corporate earnings and gross domestic product (GDP) in the U.S. Meanwhile, volatility in global financial markets spiked in January and February.

Citing weakness in global economic conditions, the Fed declined to raise interest rates further at its March meeting. In the same month, the European Central Bank (ECB) unleashed a flurry of measures to bolster growth. The ECB moved deposit rates further into negative territory — an experiment that the Bank of Japan embarked upon at the end of January — and increased the size and scope of its monthly asset purchases and unveiled a program to increase bank lending. China’s central bank acted earlier, cutting bank reserve ratios in February for the second time in four months.

While the impact of all this central bank activity and accommodative policy on global growth remained uncertain at the end of April, financial markets overall responded favorably and leading central banks took no further action during the month. Moreover, fresh signs of stability in China’s economy, a modest rebound in commodities prices and the Fed’s stated cautiousness in raising U.S. interest rates further helped drive a rally in emerging market equity and bonds prices that began in March and extended into mid-April. In the EU, the unemployment rate shrank and first quarter 2016 GDP rose 0.6% to an annual rate of 2.2%, bringing it back above levels last seen before the 2008 financial crisis. The U.S. economy, which had been outpacing the rest of the world throughout 2015, turned in a lower-than-expected 0.5% rise in GDP in the first quarter of 2016, mostly due to reductions in capital spending in the energy sector, a pullback in inventory growth and the strong U.S. dollar.

Even as global economic conditions appeared to stabilize in April, there remained worrisome aspects to the data. The upward momentum in emerging market equity and bond markets faded by the end of April as U.S. investors retreated from perceived higher risk assets. In the EU, price inflation remained consistently below the ECB’s targets despite massive central bank stimulus. The U.S. economy continued to expand through April and the employment picture remained healthy and wage growth, which had been lacking for much of the current economic recovery, also showed improvement. However, job gains slowed in April and hourly productivity failed to rise, which could hinder growth in U.S. corporate profits.

Throughout the six month period, global oil prices remained low and volatile. Prices appeared to bottom out in mid-February before strengthening ahead of the mid-April meeting of the Organization of Petroleum Exporting Countries (OPEC) and talk of a cap on production. Investment in U.S. shale oil production fell sharply in early 2016, which also supported higher oil prices. However, OPEC failed to reach an agreement to curb output and oil prices slumped but ended the month of April with the largest monthly gain in a year.

In early April, the International Monetary Fund (IMF) cut its forecast for 2016 global economic growth to 3.2% from its previous forecast of 3.4%. The IMF stated that the prolonged period of slow growth in the global economy has left it vulnerable to events that could halt growth and lead to economic stagnation. Among those risks, the IMF cited financial market turmoil, which could hurt investor confidence and demand. The IMF also noted geopolitical risks from populist movements in the U.S. and in Europe, Britain’s June referendum on exiting the EU and the strain from the large number of refugees seeking to enter Europe. However, the IMF stated that China’s economy appears to be improving amid resilient domestic demand and growth in service industries that have offset weakness in manufacturing.

Uneven economic growth and a certain measure of financial market volatility have been persistent features of the current phase of the global recovery. Given the uncertain outlook for global growth, investors who maintain a properly diversified portfolio and an eye toward long term performance may benefit from changing economic and market conditions.

Sincerely yours,

George C.W. Gatch

CEO, Investment Funds Management,

J.P. Morgan Asset Management

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	1

J.P. Morgan International Equity Funds

MARKET OVERVIEW

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

Financial market volatility rose sharply in the first two months of 2016 amid investor concerns about economic stability in China, falling global oil prices and uncertainty about the direction of central bank interest rate policy in the U.S. However, the U.S. Federal Reserve responded to global conditions by adopting a more accommodative policy stance and central banks in China, Japan and the European Union took further steps to stabilize markets and extend economic expansion. By the end of March, global prices for both equities and crude oil had rebounded from mid-February lows.

Emerging markets debt and equity prices came under pressure in late 2015 and early 2016 from weakness in commodities prices and slowing demand in China. However, as financial markets elsewhere stabilized somewhat, emerging market equities experienced significant but brief rally in April. The MSCI World Index (net of foreign withholding taxes) returned -1.05% and the MSCI Emerging Markets Index (net of foreign withholding taxes) returned -0.13% for the six month period.

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(3.05)%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	(0.13)%

Net Assets as of 4/30/2016 (In Thousands)	$1,119,904

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Economies Fund (the “Fund”) seeks long-term capital growth.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

The Fund’s underweight position and security selection in the materials sector and its security selection in the information technology sector were leading detractors from performance relative to the Benchmark. The Fund’s security selection in the telecommunication services and consumer discretionary sectors was a leading contributor to relative performance.

Leading individual detractors from relative performance included the Fund’s underweight position in Banco Bradesco SA and its overweight positions Huaneng Power International Inc. and Belle International Holdings Ltd. Shares of Banco Bradesco, a Brazilian bank, rose on investor expectations about a change in Brazil’s government. Shares of Huaneng Power, an electricity provider based in China, fell on disappointing earnings. Shares of Belle International, a footwear retailer based in Hong Kong, fell on weakness in sales.

Leading individual contributors to relative performance included the Fund’s overweight position in Banco Do Brasil SA and S-Oil Corp. and its underweight position in China Life

Insurance Co. Shares of Banco do Brasil, a Brazilian bank, rose on investor expectations for a change in Brazil’s government. Shares of S-Oil Corp., a South Korean oil refiner, rose on improved profit margins due to increased demand for petroleum products. Shares of China Life Insurance fell on disappointing earnings results and tighter government regulation of insurance policies.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers used a combination of top-down and bottom-up research, seeking what they believed to be attractively priced countries, sectors and securities with positive catalysts. As a result of this process, the Fund’s largest average country exposures during the six months ended April 30, 2016, were to China, Taiwan and South Korea and its smallest average country exposures were to Egypt, Singapore and Malaysia. From a sector perspective, the Fund’s largest average weighting were in the financials, information technology and consumer discretionary sectors, while its smallest average weightings were in the telecommunications services, utilities and materials sectors.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	3

JPMorgan Emerging Economies Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Industrial & Commercial Bank of China Ltd., Class H (China)	2.0%
2.	Samsung Electronics Co., Ltd. (South Korea)	1.6
3.	China Merchants Bank Co., Ltd., Class H (China)	1.6
4.	Gazprom PAO, ADR (Russia)	1.6
5.	Tencent Holdings Ltd. (China)	1.5
6.	Korea Electric Power Corp. (South Korea)	1.3
7.	KT&G Corp. (South Korea)	1.3
8.	Polski Koncern Naftowy Orlen S.A. (Poland)	1.3
9.	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	1.3
10.	Steinhoff International Holdings N.V. (Netherlands)	1.2

PORTFOLIO COMPOSITION BY COUNTRY*
China	25.9%
South Korea	16.2
Taiwan	14.2
Russia	8.7
Turkey	7.6
Hong Kong	5.2
India	4.7
Brazil	3.0
Thailand	2.3
Poland	2.3
United Arab Emirates	1.9
Mexico	1.7
Netherlands	1.2
South Africa	1.2
Hungary	1.0
Others (each less than 1.0%)	1.3
Short-Term Investment	1.6

*	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2008
With Sales Charge**		(8.32)%	(24.58)%	(7.56)%	(3.37)%
Without Sales Charge		(3.25)	(20.42)	(6.56)	(2.73)
CLASS C SHARES	February 28, 2008
With CDSC***		(4.46)	(21.81)	(7.03)	(3.22)
Without CDSC		(3.46)	(20.81)	(7.03)	(3.22)
CLASS R5 SHARES	February 28, 2008	(3.06)	(20.10)	(6.13)	(2.29)
CLASS R6 SHARES	September 1, 2015	(2.88)	(20.02)	(6.11)	(2.28)
SELECT CLASS SHARES	February 28, 2008	(3.05)	(20.22)	(6.31)	(2.48)

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/08 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2008.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Economies Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from February 28, 2008 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	5

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	1.53%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	(0.13)%

Net Assets as of 4/30/2016 (In Thousands)	$2,247,554

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Equity Fund (the “Fund”) seeks to provide high total return from a portfolio of equity securities from emerging markets issuers.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Institutional Class Shares outperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

The Fund’s security selection in the financials and industrials sectors was a leading contributor to performance relative to the Benchmark, while the Fund’s security selection in the consumer staples and its underweight position and security selection in the materials sector were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in CCR SA, Sberbank of Russia OJSC and Siliconware Precision Industries Co. Shares of CCR, a Brazilian operator of tolled highways, rose on news that it would sell its 32% stake in electronic toll road payment company Servicos e Tecnologia de Pagamentos SA. Shares of Sberbank, a Russian bank, rose on better than expected quarterly earnings. Shares of Siliconware, a Taiwanese provider of semiconductor packaging and testing, rose on news of a takeover offer from Advanced Semiconductor Engineering Inc.

Leading individual detractors from relative performance included the Fund’s overweight positions in Housing

Development Finance Corp, Vipshop Holdings Ltd. and Magnit PAO. Shares of Housing Development Finance, an Indian mortgage lender, fell on investor concerns about slowing loan growth and a weakening housing market in India. Shares of Vipshop Holdings, an online discount retailer based in China, declined on weakness in revenue and earnings. Shares of Magnit, a Russian food retailer, fell on weakness in sales.

HOW WAS THE FUND POSITIONED?

The Fund employed an active strategy in which portfolio construction was focused on the highest-conviction ideas found at the security level. The Fund’s portfolio managers used bottom-up fundamental research to determine the Fund’s security weightings, researching companies in an attempt to determine their underlying value and potential for future earnings growth. As a result of this process, the Fund’s largest average sector positions were the financials, information technology and consumer discretionary sectors, while the smallest average sector positions in which the Fund as invested were in the utilities, telecommunication services and materials sectors.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Tencent Holdings Ltd. (China)	4.1%
2.	AIA Group Ltd. (Hong Kong)	3.9
3.	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	3.6
4.	Tata Consultancy Services Ltd. (India)	3.3
5.	Housing Development Finance Corp., Ltd. (India)	3.3
6.	HDFC Bank Ltd., ADR (India)	2.5
7.	Bidvest Group Ltd. (The) (South Africa)	2.4
8.	Infosys Ltd., ADR (India)	2.2
9.	Sberbank PAO (Russia)	2.1
10.	ITC Ltd. (India)	2.1

PORTFOLIO COMPOSITION BY COUNTRY*
India	20.6%
South Africa	16.6
China	11.4
Brazil	11.2
Hong Kong	6.3
Taiwan	6.1
Russia	5.9
South Korea	4.0
Indonesia	3.3
Mexico	2.5
Thailand	2.1
United Kingdom	1.5
Peru	1.3
Australia	1.2
Switzerland	1.0
Others (each less than 1.0%)	2.8
Short-Term Investment	2.2

*	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	7

JPMorgan Emerging Markets Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge**		(3.98)%	(17.65)%	(5.13)%	1.91%
Without Sales Charge		1.33	(13.09)	(4.10)	2.46
CLASS C SHARES	February 28, 2006
With CDSC***		0.11	(14.49)	(4.58)	1.95
Without CDSC		1.11	(13.49)	(4.58)	1.95
CLASS R6 SHARES	December 23, 2013	1.58	(12.65)	(3.68)	2.90
INSTITUTIONAL CLASS SHARES	November 15, 1993	1.53	(12.72)	(3.72)	2.88
SELECT CLASS SHARES	September 10, 2001	1.43	(12.87)	(3.87)	2.72

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/06 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of R6 Shares would have been different than those shown because R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Emerging Markets Equity Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from April 30, 2006 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

JPMorgan Emerging Markets Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	1.73%
Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net of foreign withholding taxes)	(0.13)%

Net Assets as of 4/30/2016 (In Thousands)	$2,789

INVESTMENT OBJECTIVE**

The JPMorgan Emerging Markets Equity Income Fund (the “Fund”) seeks to provide both current income and long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares outperformed the MSCI Emerging Markets Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

The Fund’s security selection in the financials and consumer discretionary sectors was a leading contributor to performance relative to the Benchmark. The Fund’s underweight position in the energy sector and its security selection in the telecommunication services sector were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in BB Seguridade Participacoes SA, OTP Bank Nyrt and Siliconware Precision Industries Ltd. Shares of BB Seguridade, a Brazilian insurer, rose after the company issued a forecast for profit growth. Shares of OTP Bank, Hungary’s largest bank, rose on improved credit conditions. Shares of Siliconware, a Taiwanese provider of semiconductor packaging and testing, rose on news of a takeover offer from Advanced Semiconductor Engineering Inc.

Leading individual detractors from relative performance included the Fund’s overweight positions in Advanced Info

Services Public Co., China Resources Power Holdings Co. and MTN Group Ltd. Shares of Advanced Info Services, a Thailand mobile communications provider, fell after the company failed to win any new wireless spectrum at a government auction. Shares of China Resources Power, an investment company based in China, declined on investor concerns about earnings growth. Shares of MTN Group, a mobile communications provider based in South Africa, fell as fluctuations in currency exchange rates hurt revenue.

HOW THE FUND WAS MANAGED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, rigorously researching companies in an attempt to determine their underlying value and potential for future growth. The Fund’s portfolio managers looked for dividend yielding equity securities that they believed were undervalued and possessed the long-term earnings power and strong cash flow generation that would enable them to grow their dividends.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	9

JPMorgan Emerging Markets Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (Taiwan)	3.9%
2.	AMBEV S.A., ADR (Brazil)	3.0
3.	China Mobile Ltd. (Hong Kong)	2.8
4.	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (Mexico)	2.7
5.	Komercni Banka A.S. (Czech Republic)	2.7
6.	Banco Santander Chile, ADR (Chile)	2.7
7.	KT&G Corp. (South Korea)	2.6
8.	Delta Electronics, Inc. (Taiwan)	2.6
9.	BB Seguridade Participacoes S.A. (Brazil)	2.6
10.	Bidvest Group Ltd. (The) (South Africa)	2.3

SUMMARY OF INVESTMENTS BY COUNTRY*
Taiwan	22.4%
South Africa	14.9
Hong Kong	10.3
Brazil	9.3
Russia	8.1
South Korea	6.2
China	5.9
Mexico	3.5
Czech Republic	2.7
Chile	2.7
Turkey	2.3
Thailand	2.1
Saudi Arabia	2.0
Hungary	1.9
United Arab Emirates	1.8
Poland	1.7
Indonesia	1.1
Singapore	1.1

*	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	SINCE INCEPTION
CLASS A SHARES	December 12, 2014
With Sales Charge**		(3.82)%	(21.02)%	(12.80)%
Without Sales Charge		1.49	(16.67)	(9.33)
CLASS C SHARES	December 12, 2014
With CDSC***		0.33	(18.02)	(9.73)
Without CDSC		1.33	(17.02)	(9.73)
CLASS R5 SHARES	December 12, 2014	1.80	(16.28)	(8.89)
CLASS R6 SHARES	December 12, 2014	1.73	(16.23)	(8.85)
SELECT CLASS SHARES	December 12, 2014	1.73	(16.43)	(9.05)

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (12/12/14 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on December 12, 2014.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Emerging Markets Equity Income Fund, the MSCI Emerging Markets Index and the Lipper Emerging Markets Funds Index from December 12, 2014 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI Emerging Markets Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident individual investors who do not benefit from double taxation treaties. The performance of the Lipper Emerging Markets Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the

Fund. The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The Lipper Emerging Markets Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	11

JPMorgan Global Research Enhanced Index Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(1.67)%
Morgan Stanley Capital International (“MSCI”) World Index (net of foreign withholding taxes)[1]	(1.05)%

Net Assets as of 4/30/2016 (In Thousands)	$6,854,192

INVESTMENT OBJECTIVE**

The JPMorgan Global Research Enhanced Index Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the MSCI World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

By sector, the Fund’s security selection in the health care and transportation services & consumer cyclicals sectors were leading detractors from performance relative to the Benchmark for the six month reporting period. The Fund’s security selection in the technology-semiconductors and utilities sectors was a leading positive contributor to relative performance. By region, the Fund’s security selection in North America was the leading detractor from relative performance, while the Fund’s security selection in the U.K. made a small but positive contribution to relative performance.

Due to the Fund holding a relatively large number of securities during the period, the impact of individual holdings on the Fund’s relative performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund sought to outperform the Benchmark over time, while seeking to achieve sector, geographic and risk characteristics similar to that of the Benchmark. Using the fundamental equity insights generated by JPMorgan’s team of analysts, the Fund’s portfolio managers took a marginally overweight position in securities included within the universe of the Benchmark that they considered undervalued, while being marginally underweight in or not holding securities in the Benchmark that they considered overvalued. During the reporting period, the Fund’s portfolio managers used exchange-traded funds and futures to help manage cash flows.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Apple, Inc. (United States)	1.8%
2.	Microsoft Corp. (United States)	1.5
3.	Facebook, Inc., Class A (United States)	1.1
4.	Exxon Mobil Corp. (United States)	1.0
5.	Amazon.com, Inc. (United States)	1.0
6.	Wells Fargo & Co. (United States)	1.0
7.	Nestle S.A. (Switzerland)	0.9
8.	Alphabet, Inc., Class C (United States)	0.9
9.	Pfizer, Inc. (United States)	0.8
10.	General Electric Co. (United States)	0.8

PORTFOLIO COMPOSITION BY COUNTRY***
United States	56.3%
Japan	8.6
United Kingdom	6.7
Switzerland	4.1
Canada	3.8
France	3.7
Germany	3.6
Australia	2.7
Netherlands	2.2
Ireland	1.2
Hong Kong	1.2
Spain	1.0
Italy	1.0
Others (each less than 1.0%)	3.9

[1]	MSCI World Index is a registered service mark of Morgan Stanley Capital International, which does not sponsor and is in no way affiliated with the Fund.
*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2013
With Sales Charge**		(6.95)%	(9.67)%	4.36%	5.82%
Without Sales Charge		(1.77)	(4.66)	6.24	7.63
CLASS C SHARES	February 28, 2013
With CDSC***		(3.01)	(6.10)	5.73	7.10
Without CDSC		(2.01)	(5.10)	5.73	7.10
CLASS R2 SHARES	February 28, 2013	(1.88)	(4.87)	5.98	7.36
SELECT CLASS SHARES	February 28, 2013	(1.67)	(4.40)	6.52	7.90

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/13 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2013.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Research Enhanced Index Fund, the MSCI World Index and the Lipper Global Large-Cap Core Funds Index from February 28, 2013 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Global Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Lipper Global Large-Cap Core Funds Index is an index based on the total returns of certain mutuals funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	13

JPMorgan Global Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(6.14)%
Morgan Stanley Capital International (“MSCI”) All Country World Index (net of foreign withholding taxes)	(0.94)%

Net Assets as of 4/30/2016 (In Thousands)	$2,533

INVESTMENT OBJECTIVE**

The JPMorgan Global Unconstrained Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the MSCI All Country World Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

By sector, the Fund’s security selection and overweight position in the financials sector and its security selection in the health care sector were leading detractors from performance relative to the Benchmark for the six month reporting period. The Fund’s security selection and overweight positions in both the information technology and consumer discretionary sectors were leading positive contributors to relative performance.

By region, the Fund’s security selection and overweight position in the U.K. and its overweight position in continental Europe were leading detractors from relative performance, while the Fund’s overweight position in North America and its underweight position in Japan contributed to relative performance.

Leading individual detractors from the Fund’s relative performance included overweight positions in Barclays PLC, Sanofi SA and AXA SA. Shares of Barclays, a U.K. financial services company, fell as its investment banking unit continued to struggle and the company’s new chief executive lowered near-term earnings expectations. Shares of Sanofi, a pharmaceuticals company, declined after the company’s new chief executive warned of sluggish earnings growth in the near term. Shares of AXA, an insurance company, fell as financial market turbulence and low interest rates raised questions about the ability of life insurers to generate investment income.

Leading individual contributors to the Fund’s relative performance included overweight positions in Qualcomm Inc., 21st Century Fox Inc. and Hewlett-Packard Co. Shares of Qualcomm, a provider of digital communications products, rose on investor expectations for improved earnings, a new mobile licensing agreement with Lenovo and news that Samsung Electronics would use Qualcomm’s Snapdragon processer in its smartphones. Shares of 21st Century Fox, a media and entertainment company, rose as Pay-TV subscriptions stabilized, advertising revenue remained strong and the company released several box office hit movies. Shares of Hewlett-Packard, a provider of technology services, rose following a prolonged period of underperformance and as management cut costs.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers combined a contrarian approach with bottom-up fundamental research to construct a global portfolio of what they believed were undervalued companies, characterized by sustainability of earnings, strong free cash flow and the ability to increase earnings faster than their sector peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Twenty-First Century Fox, Inc., Class A (United States)	4.2%
2.	Time, Inc. (United States)	3.7
3.	Teva Pharmaceutical Industries Ltd., ADR (Israel)	3.5
4.	Citigroup, Inc. (United States)	3.3
5.	Amazon.com, Inc. (United States)	3.1
6.	MetLife, Inc. (United States)	3.0
7.	McKesson Corp. (United States)	2.9
8.	NXP Semiconductors N.V. (Netherlands)	2.6
9.	Alphabet, Inc., Class C (United States)	2.4
10.	Sanofi (France)	2.4

PORTFOLIO COMPOSITION BY COUNTRY***
United States	56.0%
China	8.6
Switzerland	6.2
Japan	5.6
United Kingdom	5.5
France	5.0
Israel	3.5
Netherlands	2.6
Ireland	2.2
India	1.9
Germany	1.4
Others (each less than 1.0%)	1.5

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	November 30, 2011
With Sales Charge**		(11.17)%	(13.18)%	4.00%	7.85%
Without Sales Charge		(6.26)	(8.36)	5.88	9.17
CLASS C SHARES	November 30, 2011
With CDSC***		(7.48)	(9.80)	5.35	8.63
Without CDSC		(6.48)	(8.80)	5.35	8.63
CLASS R2 SHARES	November 30, 2011	(6.42)	(8.59)	5.61	8.90
CLASS R5 SHARES	November 30, 2011	(6.12)	(7.98)	6.33	9.65
CLASS R6 SHARES	November 30, 2011	(6.10)	(7.94)	6.40	9.71
SELECT CLASS SHARES	November 30, 2011	(6.14)	(8.06)	6.20	9.48

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/11 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Global Unconstrained Equity Fund, the MSCI All Country World Index and the Lipper Global Multi-Cap Core Funds Index from November 30, 2011 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Lipper Global Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through January 5, 2015, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the U.S. and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	15

JPMorgan International Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(4.90)%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	(3.07)%

Net Assets as of 4/30/2016 (In Thousands)	$3,343,109

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Fund (the “Fund”) seeks total return from long-term capital growth and income. Total return consists of capital growth and current income.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

The Fund’s security selection in the financials and health care sectors was a leading detractor from performance relative to the Benchmark during the six month reporting period. The Fund’s security selection in the information technology and consumer staples sectors was a leading positive contributor to relative performance.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Credit Suisse Group AG, Sumitomo Mitsui Financial Group and Barclays PLC. Shares of both Credit Suisse Group, a Swiss bank, and Barclays, a U.K. bank, declined amid weakness in their investment banking business. Additionally, both banks named new chief executives who reduced near-term earnings expectations. Shares of Sumitomo Mitsui Financial Group, a Japanese financial services company, fell after the Bank of Japan imposed negative interest rates on banks’ excess reserves.

Leading individual contributors to the Fund’s relative performance included the Fund’s overweight positions in Japan Tobacco Inc., Makita Corp. and BG Group PLC. Shares of Japan Tobacco rose as the company continued to return capital to shareholders in the form of dividends. Shares of Makita, a Japanese maker of power tools, rose as a weaker yen and economic recovery in Europe helped lift earnings. Shares of BG Group, a U.K. producer of natural gas, rose on news of a takeover offer from Royal Dutch Shell PLC.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers continued to focus on security selection to build a portfolio of international equities. They used bottom-up fundamental research to identify what they believed were attractively priced securities of companies with solid financial positions that possessed the potential to increase their earnings faster than their industry peers.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Vodafone Group plc (United Kingdom)	2.4%
2.	Roche Holding AG (Switzerland)	2.3
3.	Novartis AG (Switzerland)	2.1
4.	Japan Tobacco, Inc. (Japan)	2.1
5.	Prudential plc (United Kingdom)	2.1
6.	HSBC Holdings plc (United Kingdom)	1.9
7.	UBS Group AG (Switzerland)	1.9
8.	Allianz SE (Germany)	1.7
9.	Sumitomo Mitsui Financial Group, Inc. (Japan)	1.7
10.	SAP SE (Germany)	1.7

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	21.7%
United Kingdom	20.6
Switzerland	12.0
France	11.9
Germany	7.9
Netherlands	5.6
Hong Kong	4.4
China	3.1
South Korea	2.1
Belgium	1.6
Denmark	1.3
Taiwan	1.2
Australia	1.1
Israel	1.1
India	1.0
Others (each less than 1.0%)	1.5
Short-Term Investment	1.9

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016
	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	February 28, 2002
With Sales Charge**		(10.07)%	(17.70)%	(0.88)%	0.41%
Without Sales Charge		(5.07)	(13.15)	0.19	0.95
CLASS C SHARES	January 31, 2003
With CDSC***		(6.32)	(14.59)	(0.32)	0.42
Without CDSC		(5.32)	(13.59)	(0.32)	0.42
CLASS R2 SHARES	November 3, 2008	(5.17)	(13.33)	(0.06)	0.75
CLASS R5 SHARES	May 15, 2006	(4.85)	(12.74)	0.63	1.40
CLASS R6 SHARES	November 30, 2010	(4.77)	(12.70)	0.69	1.42
SELECT CLASS SHARES	January 1, 1997	(4.90)	(12.90)	0.44	1.20

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/06 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than those shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R5 Shares prior to its inception date are based on the performance of Select Class Shares. The actual returns of Class R5 Shares would have been different than those shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Equity Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2006 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	17

JPMorgan International Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(2.26)%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	(3.07)%

Net Assets as of 4/30/2016 (In Thousands)	$115,356

INVESTMENT OBJECTIVE**

The JPMorgan International Equity Income Fund (the “Fund”) seeks to provide both current income and long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares outperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

The Fund’s security selection in the telecommunications sector and its security selection and underweight position in the banks sector were leading contributors to performance relative to the Benchmark for the six month reporting period, while the Fund’s security selection in the health care sector and the transportation services and consumer cyclical sector were leading detractors from relative performance.

The Fund’s security selection in Continental Europe and Japan was a leading contributor to performance relative to the Benchmark, while the Fund’s underweight position to the Pacific region, excluding Japan, and its overweight position in North America were leading detractors from relative performance.

Leading individual contributors to relative performance included the Fund’s overweight positions in Nippon Telegraph and Telephone Corp., Japan Tobacco Inc. and Danske Bank A/S. Shares of all three companies, Nippon Telegraph, a Japanese provider of telecommunications services, Japan Tobacco and Danske Bank, a Danish bank, rose as they continued to return capital to shareholders in the form of dividends and/or share buybacks.

Leading individual detractors from relative performance included the Fund’s overweight positions in Dai-Ichi Life Insurance Co., CTT — Correios de Portugal SA and Carnival PLC. Shares of Dai-Ichi Life, a Japanese insurer, fell amid equity market turbulence and the Bank of Japan’s decision to adopt negative interest rates, which raised investor questions about the ability of life insurers to generate investment gains. Shares of CTT, a Portuguese provider of parcel and courier services, fell on disappointing earnings results. Shares of Carnival, a cruise ship operator, fell amid investor concerns that earnings may be hurt by the impact of global terrorist attacks and the spread of the Zika virus.

HOW THE FUND WAS MANAGED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, rigorously researching companies in an attempt to determine their underlying value and potential for future growth. The Fund’s portfolio managers looked for dividend yielding equity securities that they believed were undervalued and possessed the long-term earnings power and strong cash flow generation that would enable them to grow their dividends.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	GlaxoSmithKline plc (United Kingdom)	3.4%
2.	Japan Tobacco, Inc. (Japan)	2.9
3.	WPP plc (United Kingdom)	2.8
4.	Wolseley plc (Switzerland)	2.7
5.	Anheuser-Busch InBev S.A./N.V. (Belgium)	2.7
6.	Bayer AG (Germany)	2.5
7.	UPM-Kymmene OYJ (Finland)	2.5
8.	Nippon Telegraph & Telephone Corp. (Japan)	2.5
9.	Atlantia S.p.A. (Italy)	2.5
10.	Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	2.4

PORTFOLIO COMPOSITION BY COUNTRY*
United Kingdom	20.2%
Japan	17.3
Germany	9.0
Netherlands	5.3
France	4.9
Switzerland	4.6
Australia	3.9
Israel	3.6
Taiwan	3.5
Belgium	2.7
Finland	2.5
Italy	2.5
Norway	2.4
Russia	2.3
New Zealand	2.0
United States	1.8
Denmark	1.5
Ireland	1.3
India	1.3
Canada	1.2
Others (each less than 1.0%)	1.8
Short-Term Investment	4.4

*	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	19

JPMorgan International Equity Income Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	SINCE INCEPTION
CLASS A SHARES	February 28, 2011
With Sales Charge**		(7.52)%	(12.48)%	2.21%	2.85%
Without Sales Charge		(2.38)	(7.64)	3.32	3.93
CLASS C SHARES	February 28, 2011
With CDSC***		(3.63)	(9.14)	2.80	3.40
Without CDSC		(2.63)	(8.14)	2.80	3.40
CLASS R2 SHARES	February 28, 2011	(2.53)	(7.88)	3.05	3.66
CLASS R5 SHARES	February 28, 2011	(2.14)	(7.24)	3.77	4.39
CLASS R6 SHARES	January 30, 2015	(2.12)	(7.14)	3.77	4.39
SELECT CLASS SHARES	February 28, 2011	(2.26)	(7.35)	3.59	4.21

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (2/28/11 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on February 28, 2011.

Returns for Class R6 Shares prior to its inception date are based on the performance of Class R5 Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Equity Income Fund, the MSCI EAFE Index and the Lipper International Equity Income Funds Index from February 28, 2011 to April 30, 2016. Return information prior to July 31, 2013 for the Lipper International Equity Income Funds Index is not provided by Lipper, Inc. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmarks, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Equity Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Equity Income Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the United States can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	21

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	(3.57)%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	(3.07)%

Net Assets as of 4/30/2016 (In Thousands)	$2,623,178

INVESTMENT OBJECTIVE**

The JPMorgan International Opportunities Fund (the “Fund”) seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Institutional Class Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

By sector, the Fund’s security selection in the health care sector and its underweight position and security selection in the basic industries sector were leading detractors from performance relative to the Benchmark for the six month reporting period. The Fund’s security selection in the industrial cyclical and technology semiconductors sectors was a leading contributor to relative performance.

By region, the Fund’s underweight position in the Pacific region, excluding Japan, and its overweight position in emerging markets were leading detractors from relative performance. Emerging markets were not represented in the Benchmark. The Fund’s security selection in Japan and the U.K. contributed to relative performance.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Telecom Italia SpA, Mitsubishi UFJ Financial Group Inc. and Nokia Corp. Shares of Telecom Italia, an Italian telecommunications provider, fell as political and economic turmoil in Brazil weighed on the company’s Brazilian unit and undermined group earnings. Shares of Mitsubishi UFJ Financial, a Japanese bank, fell after the Bank of Japan imposed negative interest rates on banks’ excess reserves. Shares of Nokia, a Finnish telecommunications provider, declined on investor disappointment with the size of a damages award after the company won a patent case against Samsung Electronics.

Leading individual contributors to relative performance included the Fund’s overweight positions in Nippon Telegraph and Telephone Corp., Keyence Corp. and Daikin Industries Ltd. Shares of Nippon Telegraph and Telephone, a Japanese telecommunications provider, rose as the company continued to return capital to shareholders through shares buybacks and dividends. Shares of Keyence, a Japanese maker of sensors used in factory automation equipment, rose on record high operating profit. Shares of Daikin Industries, a Japanese maker of air conditioners, rose amid sales growth in in emerging markets, an expanding U.S. presence, and as a weaker yen boosted earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, seeking to identify what they believed were the most attractive investment opportunities within each sector. The Fund’s portfolio managers looked for securities that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the security to realize its inherent value. In addition, the Fund employed futures and currency forwards to help manage cash flows and the Fund’s currency exposure.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Roche Holding AG (Switzerland)	2.5%
2.	Royal Dutch Shell plc, Class A (Netherlands)	2.3
3.	GlaxoSmithKline plc (United Kingdom)	2.3
4.	Anheuser-Busch InBev S.A./N.V. (Belgium)	2.1
5.	British American Tobacco plc (United Kingdom)	2.1
6.	Vodafone Group plc (United Kingdom)	1.9
7.	Nippon Telegraph & Telephone Corp. (Japan)	1.9
8.	Reckitt Benckiser Group plc (United Kingdom)	1.7
9.	HSBC Holdings plc (United Kingdom)	1.7
10.	UBS Group AG (Switzerland)	1.6

PORTFOLIO COMPOSITION BY COUNTRY*
Japan	23.9%
United Kingdom	22.9
France	8.6
Germany	7.6
Switzerland	6.3
Netherlands	5.3
Australia	3.9
Denmark	3.5
Italy	3.3
Sweden	2.2
Belgium	2.1
Finland	1.8
Hong Kong	1.6
Norway	1.5
Ireland	1.4
Others (each less than 1.0%)	2.2
Short-Term Investment	1.9

*	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	23

JPMorgan International Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 10, 2001
With Sales Charge**		(8.83)%	(13.64)%	(0.22)%	0.87%
Without Sales Charge		(3.80)	(8.83)	0.86	1.42
CLASS C SHARES	July 31, 2007
With CDSC***		(5.12)	(10.35)	0.34	0.90
Without CDSC		(4.12)	(9.35)	0.34	0.90
CLASS R6 SHARES	November 30, 2010	(3.47)	(8.26)	1.40	1.93
INSTITUTIONAL CLASS SHARES	February 26, 1997	(3.57)	(8.41)	1.30	1.87
SELECT CLASS SHARES	September 10, 2001	(3.65)	(8.57)	1.13	1.68

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/06 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares, all of which converted to Class A Shares on June 19, 2015. The actual returns of Class C Shares would have been similar to those shown because Class C Shares had similar expenses to Class B Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan International Opportunities Fund, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index from April 30, 2006 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Large-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

JPMorgan International Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(3.53)%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	(3.07)%

Net Assets as of 4/30/2016 (In Thousands)	$1,207,960

INVESTMENT OBJECTIVE**

The JPMorgan International Research Enhanced Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

By sector, the Fund’s security selection in both the transportation services & consumer cyclical sector and the health care sector was a leading detractor from performance relative to the Benchmark, while the Fund’s security selection in the energy and industrial cyclicals sector was a leading positive contributor to relative performance.

By region, the Fund’s security selection and underweight position in the Pacific region, excluding Japan, detracted from relative performance, while the Fund’s security selection in Japan and Europe contributed to relative performance.

HOW WAS THE FUND POSITIONED?

The Fund sought to outperform the Benchmark over time, while seeking to achieve sector, geographic and risk characteristics similar to that of the Benchmark. Using the fundamental equity insights generated by JPMorgan’s team of analysts, the Fund’s portfolio managers took a marginally overweight position in securities included within the universe of the Benchmark that they considered undervalued, while marginally underweighting or not holding securities in the Benchmark that they considered overvalued.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	Nestle S.A. (Switzerland)	2.5%
2.	Roche Holding AG (Switzerland)	1.8
3.	British American Tobacco plc (United Kingdom)	1.6
4.	Royal Dutch Shell plc, Class B (Netherlands)	1.6
5.	Toyota Motor Corp. (Japan)	1.5
6.	Novartis AG (Switzerland)	1.4
7.	Bayer AG (Germany)	1.3
8.	GlaxoSmithKline plc (United Kingdom)	1.2
9.	Vodafone Group plc (United Kingdom)	1.2
10.	HSBC Holdings plc (United Kingdom)	1.1

PORTFOLIO COMPOSITION BY COUNTRY***
Japan	22.0%
United Kingdom	18.1
Switzerland	9.7
France	9.4
Germany	9.2
Netherlands	6.3
Australia	5.9
Italy	2.7
Hong Kong	2.4
Spain	2.3
Finland	1.9
Sweden	1.8
Ireland	1.7
Denmark	1.1
Belgium	1.1
Others (each less than 1.0%)	2.4
Short-Term Investment	2.0

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	25

JPMorgan International Research Enhanced Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 23, 1993
With Sales Charge**		(8.71)%	(14.21)%	(0.59)%	0.44%
Without Sales Charge		(3.63)	(9.43)	0.49	0.98
CLASS C SHARES	November 4, 1997
With CDSC***		(4.80)	(10.83)	(0.07)	0.34
Without CDSC		(3.80)	(9.83)	(0.07)	0.34
CLASS R2 SHARES	November 3, 2008	(3.73)	(9.64)	0.25	0.73
SELECT CLASS SHARES	October 28, 1992	(3.53)	(9.18)	0.75	1.23

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/06 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Select Class Shares. Class R2 Shares performance has been adjusted to reflect the difference in expenses between classes.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Research Enhanced Equity Fund, the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index from April 30, 2006 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside of the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI,

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information.

Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	27

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(3.27)%
Morgan Stanley Capital International (“MSCI”) All Country World Index, Ex-U.S. (net of foreign withholding taxes)	(1.75)%

Net Assets as of 4/30/2016 (In Thousands)	$95,743

INVESTMENT OBJECTIVE**

The JPMorgan International Unconstrained Equity Fund (the “Fund”) seeks to provide long-term capital appreciation.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed the MSCI All Country World Index, ex-U.S. (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

By sector, the Fund’s security selection in the financials sector and its underweight position in the materials sector were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the industrials and telecommunication services sectors were leading contributors to relative performance.

By region, the Fund’s security selection in Continental Europe and its underweight position and security selection in the Pacific region, excluding Japan, were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in Japan contributed to relative performance.

Leading individual detractors from the Fund’s relative performance included its overweight positions in Nokia Corp., Barclays PLC and Compagnie Financiere Richmont SA. Shares of Nokia, a Finnish telecommunications provider, declined as investors were disappointed with the size of an award of damages after the company won a patent case against Samsung Electronics. Shares of Barclays, a U.K. financial services company, fell on weakness in its investment banking business and after its new chief executive reduced near-term earnings expectations. Shares of Richmont, a Swiss luxury goods company, fell as slowing growth in China undermined its earnings prospects.

Leading individual contributors to the Fund’s relative performance included its overweight positions in Japan Tobacco Inc., Covestro AG and CNOOC Ltd. Shares of Japan Tobacco rose as the company continued to return capital to shareholders in the form of dividends. Shares of Covestro, a German plastics company, rose following its initial public offering and on better than expected revenue, particularly in China. Shares of CNOOC, China’s large petroleum exploration and drilling company, rose as global oil prices rebounded from February lows.

HOW WAS THE FUND POSITIONED?

By harnessing their team’s global sector specialists, the Fund’s portfolio managers sought to build a high-conviction, benchmark-agnostic portfolio of growth, value and “change” companies, whose future prospects, the managers believed, were under-appreciated by the market and thus possessed the potential to deliver higher-than-expected earnings that could have a positive effect on the share price.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Teva Pharmaceutical Industries Ltd., ADR (Israel)	3.4%
2.	Nokia OYJ (Finland)	3.3
3.	Vodafone Group plc (United Kingdom)	3.0
4.	Samsung Electronics Co., Ltd., Reg. S, GDR (South Korea)	2.9
5.	Roche Holding AG (Switzerland)	2.9
6.	Anheuser-Busch InBev S.A./N.V. (Belgium)	2.9
7.	Continental AG (Germany)	2.8
8.	Pernod Ricard S.A. (France)	2.6
9.	Baidu, Inc., ADR (China)	2.6
10.	LafargeHolcim Ltd. (Switzerland)	2.5

PORTFOLIO COMPOSITION BY COUNTRY*
United Kingdom	20.3%
Japan	12.1
Switzerland	10.2
France	7.4
Netherlands	6.2
Germany	6.1
China	6.0
Hong Kong	4.1
Israel	3.4
Finland	3.4
South Korea	2.9
Belgium	2.9
India	2.0
Taiwan	1.8
Denmark	1.7
Italy	1.6
South Africa	1.5
Ireland	1.5
Canada	1.5
Short-Term Investment	3.4

*	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	29

JPMorgan International Unconstrained Equity Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	November 30, 2011
With Sales Charge**		(8.55)%	(14.05)%	0.51%	6.01%
Without Sales Charge		(3.46)	(9.28)	2.33	7.31
CLASS C SHARES	November 30, 2011
With CDSC***		(4.71)	(10.71)	1.81	6.76
Without CDSC		(3.71)	(9.71)	1.81	6.76
CLASS R2 SHARES	November 30, 2011	(3.59)	(9.51)	2.07	7.03
CLASS R5 SHARES	November 30, 2011	(3.25)	(8.84)	2.80	7.79
CLASS R6 SHARES	November 30, 2011	(3.21)	(8.81)	2.84	7.84
SELECT CLASS SHARES	November 30, 2011	(3.27)	(8.93)	2.63	7.61

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (11/30/11 To 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on November 30, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan International Unconstrained Equity Fund, the MSCI All Country World Index, ex-U.S. and the Lipper International Large-Cap Growth Funds Index from November 30, 2011 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI All Country World Index, ex-U.S. does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Growth Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI All Country World Index, ex-U.S. is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Lipper International Large-Cap Growth Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Subsequent to the inception date of the Fund and through May 30, 2013, the Fund did not experience any shareholder activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	(5.47)%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Value Index (net of foreign withholding taxes)	(4.53)%

Net Assets as of 4/30/2016 (In Thousands)	$2,207,991

INVESTMENT OBJECTIVE**

The JPMorgan International Value Fund (the “Fund”) seeks to provide high total return from a portfolio of foreign company equity securities.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Institutional Class Shares underperformed the MSCI EAFE Value Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016.

By sector, the Fund’s security selection in the technology-hardware and insurance sectors was a leading detractor from performance relative to the Benchmark for the six month reporting period. The Fund’s security selection and overweight position in the telecommunications sector and its security selection in the energy sector were leading contributors to relative performance.

By region, the Fund’s underweight position and security selection in the Pacific region, excluding Japan, and its security selection in Continental Europe were leading detractors from performance relative to the Benchmark, while the Fund’s security selection in the U.K. and emerging markets was a leading contributor to relative performance. Emerging markets were not represented in the Benchmark.

Leading individual detractors from relative performance included the Fund’s overweight positions in Telecom Italia SpA, Nokia Corp. and Mitsubishi UFJ Financial Group. Shares of Telecom Italia, an Italian telecommunications provider, fell as political and economic turmoil in Brazil weighed on the company’s Brazilian unit, which hurt parent company earnings. Shares of Nokia, a Finnish telecommunications provider, declined on investor disappointment with the size of a damages award after the company won a patent case against Samsung Electronics. Shares of Mitsubishi UFJ Financial, a Japanese bank, fell after the Bank of Japan imposed negative interest rates on banks’ excess deposits.

Leading individual contributors to the Fund’s relative performance included the Fund’s overweight positions in Nippon Telegraph and Telephone Corp., Daikin Industries Ltd. and Norsk Hydro ASA. Shares of Nippon Telegraph and Telephone, a Japanese telecommunications provider, rose on as the company continued to return capital to shareholders through share buybacks and dividends. Shares of Daikin Industries, a Japanese maker of air conditioners, rose on the sales growth in emerging markets, an expanding presence in the U.S., and as a weaker yen boosted company earnings. Shares of Norsk Hydro, a Norwegian aluminum producer, rose as metal prices rebounded and the company reported better than expected earnings.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers employed a bottom-up fundamental approach to security selection, seeking to identify what they believed were the most attractive value investment opportunities within each sector. The Fund’s portfolio managers looked for securities that they believed possessed an attractive valuation signal (as measured by a proprietary dividend discount model) and a timely catalyst that would enable the securities to realize their inherent value. In addition, the Fund employed futures and currency forwards to help manage cash flows and currency exposure.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	31

JPMorgan International Value Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

TOP TEN HOLDINGS OF THE PORTFOLIO*
1.	Royal Dutch Shell plc, Class A (Netherlands)	4.0%
2.	TOTAL S.A (France)	3.3
3.	Vodafone Group plc (United Kingdom)	2.7
4.	Nippon Telegraph & Telephone Corp. (Japan)	2.6
5.	GlaxoSmithKline plc (United Kingdom)	2.6
6.	Mitsubishi UFJ Financial Group, Inc. (Japan)	2.3
7.	AXA S.A. (France)	2.2
8.	Australia & New Zealand Banking Group Ltd. (Australia)	2.1
9.	Rio Tinto plc (United Kingdom)	1.9
10.	Prudential plc (United Kingdom)	1.9

PORTFOLIO COMPOSITION BY COUNTRY*
Japan	20.2%
United Kingdom	20.0
France	11.7
Netherlands	7.8
Germany	7.5
Switzerland	4.6
Italy	4.0
Australia	3.1
Sweden	3.0
Belgium	2.1
Hong Kong	1.8
Finland	1.8
Spain	1.8
Ireland	1.4
Israel	1.2
Norway	1.1
Luxembourg	1.1
China	1.1
South Korea	1.0
Others (each less than 1.0%)	1.4
Short-Term Investment	2.3

*	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

32	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	September 28, 2001
With Sales Charge**		(10.65)%	(17.66)%	(2.38)%	(0.24)%
Without Sales Charge		(5.71)	(13.12)	(1.32)	0.30
CLASS C SHARES	July 11, 2006
With CDSC***		(6.93)	(14.46)	(1.79)	(0.19)
Without CDSC		(5.93)	(13.46)	(1.79)	(0.19)
CLASS R2 SHARES	November 3, 2008	(5.83)	(13.26)	(1.56)	0.11
CLASS R6 SHARES	November 30, 2010	(5.44)	(12.60)	(0.80)	0.78
INSTITUTIONAL CLASS SHARES	November 4, 1993	(5.47)	(12.70)	(0.91)	0.72
SELECT CLASS SHARES	September 10, 2001	(5.57)	(12.81)	(1.04)	0.56

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/06 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class C Shares prior to its inception date are based on the performance of Class B Shares, all of which converted to Class A Shares on June 19, 2015. The actual returns of Class C Shares would have been similar to those shown because Class C Shares had similar expenses to Class B Shares.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns of R2 Shares would have been lower than those shown because R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan International Value Fund, the MSCI EAFE Value Index and the Lipper International Large-Cap Value Funds Average from April 30, 2006 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Value Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Large-Cap Value Funds Average includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Value Index is a free float-adjusted market capitalization weighted index that is designed to measure the performance of value-oriented stocks in the world’s equity markets, excluding the U.S. and Canada. Investors cannot invest directly in an index. The Lipper International Large-Cap Value Funds Average is an average based on the total returns of all mutual funds within the Fund’s designated category as determined by Lipper, Inc.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	33

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Institutional Class Shares)*	(4.39)%
Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Index (net of foreign withholding taxes)	(3.07)%

Net Assets as of 4/30/2016 (In Thousands)	$2,588,044

INVESTMENT OBJECTIVE**

The JPMorgan Intrepid International Fund (the “Fund”) seeks to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Institutional Class Shares underperformed the MSCI EAFE Index (net of foreign withholding taxes) (the “Benchmark”) for the six months ended April 30, 2016. The Fund’s portfolio managers attempted to construct the Fund so that security selection and style factors (i.e., growth, value and quality characteristics) would be the primary drivers of returns.

During the reporting period, in general, securities exhibiting the value characteristics sought by the Fund’s portfolio managers, including low price-to-book and low price-to-earnings ratios, underperformed the broader market. In contrast, securities exhibiting quality characteristics (high operating profitability) and growth characteristics (high earnings momentum and high medium term price momentum) that were sought by the portfolio managers, in general, outperformed the broader market during the six month period. Price-to-earnings ratio is the price of a share divided by per share earnings for a twelve month period. Price-to-book ratio is the current closing price of a share divided by the book value per share for the most recent quarter.

The Fund’s security selection in the materials and health care sectors was a leading detractor from performance relative to the Benchmark for the six month period. The Fund’s security selection in the consumer discretionary and industrials sectors was a leading contributor to relative performance.

The Fund targeted investments in companies that exhibited specific growth, value and quality characteristics during the period. The Fund held a range of 150 to 250 securities during the period. Consequently, the impact of any individual security on the Fund’s overall performance tended to be small.

HOW WAS THE FUND POSITIONED?

The Fund’s strategy was rooted in the notion that investor behavior is influenced by human emotion. This influence is believed to give rise to persistent growth, value and quality anomalies within the market. During the reporting period, the Fund’s portfolio managers sought to exploit these anomalies by utilizing a series of style screens designed to identify securities with attractive growth, value and/or quality characteristics.

*	The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

34	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO*
1.	Royal Dutch Shell plc, Class B (Netherlands)	2.2%
2.	Roche Holding AG (Switzerland)	1.9
3.	Nestle S.A. (Switzerland)	1.5
4.	British American Tobacco plc (United Kingdom)	1.3
5.	Unilever N.V., CVA (United Kingdom)	1.3
6.	Novo Nordisk A/S, Class B (Denmark)	1.2
7.	TOTAL S.A. (France)	1.2
8.	Sanofi (France)	1.1
9.	Novartis AG (Switzerland)	1.1
10.	Vodafone Group plc (United Kingdom)	1.1

PORTFOLIO COMPOSITION BY COUNTRY*
Japan	21.2%
United Kingdom	17.1
France	11.0
Germany	8.6
Switzerland	8.0
Australia	6.3
Netherlands	5.1
Hong Kong	3.5
Sweden	2.7
Spain	2.6
Denmark	2.4
Belgium	1.5
Italy	1.4
Ireland	1.3
Others (each less than 1.0%)	4.6
Short-Term Investment	2.7

*	Percentages indicated are based on total investments as of April 30, 2016. The Fund’s portfolio composition is subject to change.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	35

JPMorgan Intrepid International Fund

FUND COMMENTARY

SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	April 30, 2001
With Sales Charge**		(9.54)%	(14.56)%	(0.27)%	0.12%
Without Sales Charge		(4.54)	(9.81)	0.81	0.66
CLASS C SHARES	February 28, 2006
With CDSC***		(5.81)	(11.24)	0.30	0.16
Without CDSC		(4.81)	(10.24)	0.30	0.16
CLASS R2 SHARES	November 3, 2008	(4.68)	(10.02)	0.55	0.47
CLASS R6 SHARES	May 29, 2015	(4.34)	(9.36)	1.31	1.17
INSTITUTIONAL CLASS SHARES	April 30, 2001	(4.39)	(9.46)	1.29	1.16
SELECT CLASS SHARES	February 28, 2006	(4.35)	(9.44)	1.08	0.93

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the 6 month and one year periods and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (4/30/06 TO 4/30/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for Class R2 Shares prior to its inception date are based on the performance of Class A Shares. The actual returns for Class R2 Shares would have been lower than those shown because Class R2 Shares have higher expenses than Class A Shares.

Returns for Class R6 Shares prior to its inception date are based on the performance of Institutional Class Shares. The actual returns of R6 Shares would have been different than those shown because R6 Shares have different expenses than Institutional Class Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Class Shares of the JPMorgan Intrepid International Fund, the MSCI EAFE Index and the Lipper International Multi-Cap Core Funds Index from April 30, 2006 to April 30, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the MSCI EAFE Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and approximates the minimum possible dividend reinvestment of the securities included in the benchmark, if applicable. The dividend is reinvested after deduction of withholding tax, applying the maximum rate to non-resident institutional investors who do not benefit from double taxation treaties. The performance of the Lipper International Multi-Cap Core Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Lipper International Multi-Cap Core Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category, as determined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Class Shares have a $3,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

36	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Brazil — 2.2%
1,934	Banco do Brasil S.A.	12,267
799	Estacio Participacoes S.A.	2,779
1,760	MRV Engenharia e Participacoes S.A.	6,147
713	Sul America S.A.	3,434

		24,627

	China — 25.9%
1,076	AAC Technologies Holdings, Inc.	7,465
2,264	ANTA Sports Products Ltd.	5,767
30,968	Bank of China Ltd., Class H	12,539
9,536	Belle International Holdings Ltd.	5,816
1,062	Biostime International Holdings Ltd.	2,949
16,978	China CITIC Bank Corp., Ltd., Class H (a)	10,648
17,654	China Everbright Bank Co., Ltd., Class H	8,005
5,037	China Lesso Group Holdings Ltd.	2,769
3,566	China Mengniu Dairy Co., Ltd.	6,030
8,080	China Merchants Bank Co., Ltd., Class H	17,700
10,311	China Minsheng Banking Corp., Ltd., Class H	9,685
5,454	China Railway Construction Corp., Ltd., Class H	6,933
3,904	China Vanke Co., Ltd., Class H	9,744
370	Chlitina Holding Ltd.	2,599
9,174	CNOOC Ltd.	11,373
6,220	CSPC Pharmaceutical Group Ltd.	5,528
17,100	Geely Automobile Holdings Ltd.	8,500
15,779	GOME Electrical Appliances Holdings Ltd.	2,024
5,723	Great Wall Motor Co., Ltd., Class H	4,305
7,632	Guangzhou Automobile Group Co., Ltd, Class H	8,869
7,958	Huadian Power International Corp., Ltd., Class H	4,081
8,882	Huaneng Power International, Inc., Class H	6,335
41,374	Industrial & Commercial Bank of China Ltd., Class H	22,152
98	NetEase, Inc., ADR	13,831
100	New Oriental Education & Technology Group, Inc., ADR	3,914
5,684	PICC Property & Casualty Co., Ltd., Class H	10,340
1,971	Ping An Insurance Group Co. of China Ltd., Class H	9,250
1,529	Shanghai Pharmaceuticals Holding Co., Ltd., Class H	3,240
4,562	Shenzhen Expressway Co., Ltd., Class H	4,049
574	Shenzhou International Group Holdings Ltd.	2,967
2,506	Sinopharm Group Co., Ltd., Class H	10,713
1,857	Sunny Optical Technology Group Co., Ltd.	5,727
801	Tencent Holdings Ltd.	16,305
2,322	TravelSky Technology Ltd., Class H	4,315
582	Trina Solar Ltd., ADR (a)	5,673

SHARES	SECURITY DESCRIPTION	VALUE($)

	China — continued
1,387	Xinjiang Goldwind Science & Technology Co., Ltd., Class H	2,285
8,724	Xinyi Solar Holdings Ltd.	3,439
7,868	Zhejiang Expressway Co., Ltd., Class H	8,028
2,491	ZTE Corp., Class H	3,875

		289,767

	Cyprus — 0.2%
180	QIWI plc, ADR	2,202

	Egypt — 0.4%
1,106	Commercial International Bank Egypt SAE, GDR	4,130

	Hong Kong — 5.2%
942	China Mobile Ltd.	10,815
1,808	China Overseas Land & Investment Ltd.	5,739
3,274	China Resources Land Ltd.	8,043
11,516	China Travel International Investment Hong Kong Ltd.	3,356
2,954	COSCO Pacific Ltd.	3,141
34,875	REXLot Holdings Ltd.	625
2,891	Shenzhen International Holdings Ltd.	4,717
11,820	Sino Biopharmaceutical Ltd.	8,376
7,172	Skyworth Digital Holdings Ltd.	4,668
10,415	WH Group Ltd. (a) (e)	8,413

		57,893

	Hungary — 1.0%
426	OTP Bank plc	11,296

	India — 4.7%
1,872	Apollo Tyres Ltd.	4,503
779	Bharat Petroleum Corp., Ltd.	11,473
306	Ceat Ltd.	5,052
809	HCL Technologies Ltd.	9,131
769	Hindustan Petroleum Corp., Ltd.	9,653
570	Housing Development Finance Corp., Ltd.	9,337
592	Jubilant Life Sciences Ltd.	3,554

		52,703

	Mexico — 1.7%
416	Coca-Cola Femsa S.A.B. de C.V., Series L	3,618
109	Fomento Economico Mexicano S.A.B. de C.V., ADR	10,205
333	Gruma S.A.B. de C.V., Class B	4,862

		18,685

	Netherlands — 1.2%
2,211	Steinhoff International Holdings N.V.	13,832

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	37

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Poland — 2.3%
410	Eurocash S.A.	5,865
821	Polski Koncern Naftowy Orlen S.A.	14,801
3,629	Polskie Gornictwo Naftowe i Gazownictwo S.A.	4,833

		25,499

	Russia — 7.7%
3,390	Gazprom PAO, ADR	17,612
4	Lukoil PJSC, ADR	162
263	Lukoil PJSC, ADR	11,218
83	Magnit PJSC	11,492
4,929	Magnitogorsk Iron & Steel Works OJSC	1,811
868	Mobile TeleSystems PJSC, ADR	8,037
2,439	Moscow Exchange MICEX-RTS PJSC	3,855
140	Ros Agro plc, GDR (e)	2,100
1,564	Sberbank PAO, ADR	12,571
591	Severstal PAO, Reg. S, GDR	6,880
238	Tatneft PAO, ADR	7,511
185	X5 Retail Group N.V., GDR (a)	3,659

		86,908

	Singapore — 0.7%
268	Jardine Cycle & Carriage Ltd.	7,656

	South Africa — 1.2%
472	Spar Group Ltd. (The)	7,058
893	Truworths International Ltd.	6,667

		13,725

	South Korea — 16.2%
18	BGF retail Co., Ltd.	2,980
103	Coway Co., Ltd.	8,886
25	GS Home Shopping, Inc.	4,003
83	GS Retail Co., Ltd.	3,896
190	Hankook Tire Co., Ltd.	8,843
46	Hyosung Corp.	4,886
51	Hyundai Mobis Co., Ltd.	11,646
777	Industrial Bank of Korea	8,263
259	Kangwon Land, Inc.	9,702
321	Kia Motors Corp.	13,474
277	Korea Electric Power Corp.	15,027
139	KT&G Corp.	15,019
609	LG Display Co., Ltd.	12,676
352	LG Uplus Corp.	3,450
20	Lotte Chemical Corp.	5,054
54	NCSoft Corp.	10,838
240	Partron Co., Ltd.	2,338
17	Samsung Electronics Co., Ltd.	18,329
188	Shinhan Financial Group Co., Ltd.	6,887

SHARES	SECURITY DESCRIPTION	VALUE($)

	South Korea — continued
324	SK Hynix, Inc.	7,947
96	S-Oil Corp.	7,287

		181,431

	Taiwan — 14.2%
9,856	Advanced Semiconductor Engineering, Inc.	9,484
980	Casetek Holdings Ltd.	4,401
1,047	Catcher Technology Co., Ltd.	7,328
5,886	Compeq Manufacturing Co., Ltd.	3,257
2,592	Elite Material Co., Ltd.	4,610
792	Feng TAY Enterprise Co., Ltd.	3,405
1,996	FLEXium Interconnect, Inc.	4,577
3,572	Foxconn Technology Co., Ltd.	7,348
6,282	Fubon Financial Holding Co., Ltd.	7,610
904	Grape King Bio Ltd.	5,434
4,451	Hon Hai Precision Industry Co., Ltd.	10,603
1,178	Hota Industrial Manufacturing Co., Ltd.	5,636
18,574	Innolux Corp.	5,732
143	Largan Precision Co., Ltd.	9,982
3,937	Pegatron Corp.	8,294
5,710	Pou Chen Corp.	7,178
1,727	Ruentex Industries Ltd.	2,405
1,214	Shin Zu Shing Co., Ltd.	3,455
91	Silicon Motion Technology Corp., ADR	3,507
284	St. Shine Optical Co., Ltd.	5,303
1,928	Taiwan Paiho Ltd.	5,789
611	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	14,409
5,841	Uni-President Enterprises Corp.	10,515
3,003	Win Semiconductors Corp.	5,639
1,472	Zhen Ding Technology Holding Ltd.	3,085

		158,986

	Thailand — 2.3%
40,280	IRPC PCL, NVDR	5,869
22,891	Krung Thai Bank PCL, NVDR (a)	11,438
10,899	Star Petroleum Refining PCL, NVDR (a)	3,428
2,703	Thai Oil PCL, NVDR	5,099

		25,834

	Turkey — 7.6%
1,183	Arcelik A.S.	7,942
463	BIM Birlesik Magazalar A.S.	10,194
816	Dogus Otomotiv Servis ve Ticaret A.S.	3,521
559	TAV Havalimanlari Holding A.S.	3,260
2,083	Tekfen Holding A.S.	4,451
786	Tofas Turk Otomobil Fabrikasi A.S.	6,217

SEE NOTES TO FINANCIAL STATEMENTS.

38	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Turkey — continued
4,095	Turk Hava Yollari AO (a)	10,093
4,407	Turkiye Garanti Bankasi A.S.	13,565
2,926	Turkiye Halk Bankasi A.S.	11,237
6,276	Turkiye Is Bankasi, Class C	11,004
2,649	Turkiye Sise ve Cam Fabrikalari A.S.	3,700

		85,184

	United Arab Emirates — 1.9%
7,626	Aldar Properties PJSC	5,619
2,041	Dubai Islamic Bank PJSC	3,221
6,826	Emaar Properties PJSC	12,491

		21,331

	Total Common Stocks (Cost $1,097,405)	1,081,689

Preferred Stocks — 1.8%
	Brazil — 0.8%
499	Braskem S.A., Class A	3,572
409	Cia Brasileira de Distribuicao	5,983

		9,555

	Russia — 1.0%
17,118	Surgutneftegas OAO	11,109

	Total Preferred Stocks (Cost $20,292)	20,664

Short-Term Investment — 1.6%
	Investment Company — 1.6%
17,419	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.390% (b) (l) (Cost $17,419)	17,419

	Total Investments — 100.0% (Cost $1,135,116)	1,119,772
	Other Assets in Excess of Liabilities — 0.0% (g)	132

	NET ASSETS — 100.0%	$1,119,904

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	16.7%
Oil, Gas & Consumable Fuels	10.8
Electronic Equipment, Instruments & Components	6.3
Food & Staples Retailing	4.6
Semiconductors & Semiconductor Equipment	4.5
Technology Hardware, Storage & Peripherals	4.1
Real Estate Management & Development	3.7
Household Durables	3.7
Automobiles	3.7
Auto Components	3.2
Food Products	3.1
Textiles, Apparel & Luxury Goods	3.0
Internet Software & Services	2.7
Transportation Infrastructure	2.1
Insurance	2.1
Wireless Telecommunication Services	1.7
Pharmaceuticals	1.6
IT Services	1.4
Electric Utilities	1.3
Tobacco	1.3
Health Care Providers & Services	1.2
Beverages	1.2
Hotels, Restaurants & Leisure	1.2
Chemicals	1.2
Diversified Financial Services	1.0
Construction & Engineering	1.0
Distributors	1.0
Software	1.0
Others (each less than 1.0%)	8.0
Short-Term Investment	1.6

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	39

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.6%
	Australia — 1.2%
5,054	Oil Search Ltd.	26,792

	Brazil — 10.5%
5,376	AMBEV S.A., ADR	30,054
4,198	BB Seguridade Participacoes S.A.	36,519
6,394	CCR S.A.	29,804
2,286	Cielo S.A.	22,164
1,271	Itau Unibanco Holding S.A. (Preference Shares), ADR	12,116
2,059	Itau Unibanco Holding S.A., ADR	19,619
4,286	Kroton Educacional S.A.	15,976
4,343	Lojas Renner S.A.	26,074
846	Marcopolo S.A.	485
1,595	Ultrapar Participacoes S.A.	33,651
2,312	WEG S.A.	10,216

		236,678

	China — 10.6%
146	Alibaba Group Holding Ltd., ADR (a)	11,195
152	Baidu, Inc., ADR (a)	29,613
6,281	Chongqing Changan Automobile Co., Ltd., Class B	10,861
17,190	CNOOC Ltd.	21,235
28,040	Geely Automobile Holdings Ltd.	13,938
1,336	JD.com, Inc., ADR (a)	34,148
4,530	Tencent Holdings Ltd.	92,184
1,464	Tsingtao Brewery Co., Ltd., Class H	5,526
1,468	Vipshop Holdings Ltd., ADR (a)	20,027

		238,727

	Cyprus — 0.2%
1,207	Globaltrans Investment plc, Reg. S, GDR	4,606

	Hong Kong — 6.3%
14,439	AIA Group Ltd.	86,412
55	Jardine Matheson Holdings Ltd.	3,013
379	Jardine Matheson Holdings Ltd.	20,886
8,793	Sands China Ltd.	31,326

		141,637

	India — 20.6%
1,472	Asian Paints Ltd.	19,196
1,483	HDFC Bank Ltd.	30,275
874	HDFC Bank Ltd., ADR	54,958
4,444	Housing Development Finance Corp., Ltd.	72,828
1,195	IndusInd Bank Ltd.	18,854
2,601	Infosys Ltd., ADR	48,901
9,496	ITC Ltd.	46,492
2,017	Kotak Mahindra Bank Ltd.	21,781
1,546	Lupin Ltd.	37,380

SHARES	SECURITY DESCRIPTION	VALUE($)

	India — continued
1,956	Tata Consultancy Services Ltd.	74,685
631	Tata Motors Ltd., ADR (a)	19,184
369	UltraTech Cement Ltd.	17,589

		462,123

	Indonesia — 3.3%
60,007	Astra International Tbk PT	30,451
23,697	Bank Central Asia Tbk PT	23,387
26,601	Bank Rakyat Indonesia Persero Tbk PT	20,788

		74,626

	Mexico — 2.5%
12,283	Fibra Uno Administracion S.A. de C.V.	29,243
3,077	Infraestructura Energetica Nova S.A.B. de C.V.	12,024
1,130	Promotora y Operadora de Infraestructura S.A.B. de C.V.	14,333

		55,600

	Panama — 0.9%
314	Copa Holdings S.A., Class A	20,012

	Peru — 1.3%
206	Credicorp Ltd.	29,932

	Russia — 5.9%
15	Lukoil PJSC, ADR	616
704	Lukoil PJSC, ADR	30,009
250	Magnit PJSC	34,710
181	Magnit PJSC, Reg. S, GDR	6,271
664	Mail.Ru Group Ltd., Reg. S, GDR (a)	13,438
24,879	Sberbank PAO	47,497

		132,541

	South Africa — 16.6%
1,470	Aspen Pharmacare Holdings Ltd. (a)	34,688
2,078	Bidvest Group Ltd. (The)	52,801
388	Capitec Bank Holdings Ltd.	16,104
14,127	FirstRand Ltd.	45,407
7,097	Life Healthcare Group Holdings Ltd.	18,618
1,457	Mr Price Group Ltd.	18,519
256	Naspers Ltd., Class N	35,162
2,418	Remgro Ltd.	43,450
8,354	Sanlam Ltd.	40,571
2,189	Shoprite Holdings Ltd.	26,343
6,467	Woolworths Holdings Ltd.	41,643

		373,306

	South Korea — 4%
182	Hyundai Motor Co.	22,849
562	Kia Motors Corp.	23,584

SEE NOTES TO FINANCIAL STATEMENTS.

40	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — continued
40	Samsung Electronics Co., Ltd.	43,860

		90,293

	Switzerland — 1.0%
371	Luxoft Holding, Inc. (a)	21,451

	Taiwan — 6.1%
5,316	Delta Electronics, Inc.	24,624
4,270	President Chain Store Corp.	30,191
3,460	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	81,613

		136,428

	Thailand — 2.0%
4,240	Kasikornbank PCL, NVDR	20,103
1,480	Siam Cement PCL (The)	20,728
379	Siam Cement PCL (The), NVDR	5,279

		46,110

	Turkey — 0.6%
943	Ford Otomotiv Sanayi A.S.	12,680

	United Kingdom — 1.5%
551	SABMiller plc	33,759

	United States — 0.5%
149	EPAM Systems, Inc. (a)	10,865

	Total Common Stocks (Cost $1,981,188)	2,148,166

Preferred Stocks — 0.7%
	Brazil — 0.7%
1,071	Itau Unibanco Holding S.A.	10,242
6,486	Marcopolo S.A.	4,507

	Total Preferred Stocks (Cost $18,647)	14,749

Structured Instruments — 0.7%
	China — 0.7%
	Low Exercise Cash Settled Call Warrants — 0.7%
	Chongqing Changan Automobile Co., Ltd.,
3,931	expiring 10/13/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	9,669
2,681	expiring 2/17/17 (Strike Price $1.00) (issued through UBS AG) (a)	6,626

	Total Structured Instruments (Cost $17,045)	16,295

NUMBER OF WARRANTS
Warrant — 0.5%
	Saudi Arabia — 0.5%
840	Almarai Co., expiring 07/24/17 (Strike Price $1.00) (a) (Cost $11,257)	12,501

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.2%
	Investment Company — 2.2%
49,636	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.390% (b) (l) (Cost $49,636)	49,636

	Total Investments — 99.7% (Cost $2,077,773)	2,241,347
	Other Assets in Excess of Liabilities — 0.3%	6,207

	NET ASSETS — 100.0%	$2,247,554

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.0%
IT Services	7.9
Insurance	7.3
Internet Software & Services	6.5
Automobiles	6.0
Oil, Gas & Consumable Fuels	5.0
Food & Staples Retailing	4.4
Diversified Financial Services	4.0
Semiconductors & Semiconductor Equipment	3.6
Industrial Conglomerates	3.4
Thrifts & Mortgage Finance	3.2
Pharmaceuticals	3.2
Beverages	3.1
Multiline Retail	3.0
Internet & Catalog Retail	2.4
Tobacco	2.1
Transportation Infrastructure	2.0
Technology Hardware, Storage & Peripherals	2.0
Construction Materials	1.9
Media	1.6
Hotels, Restaurants & Leisure	1.4
Real Estate Investment Trusts (REITs)	1.3
Electronic Equipment, Instruments & Components	1.1
Others (each less than 1.0%)	6.4
Short-Term Investment	2.2

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	41

JPMorgan Emerging Markets Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 88.7%
		Brazil — 8.8%
14		AMBEV S.A., ADR	79
4		Banco Bradesco S.A., ADR (a)	32
3		Banco do Brasil S.A.	19
8		BB Seguridade Participacoes S.A.	68
4		Tractebel Energia S.A.	48

			246

		Chile — 2.6%
4		Banco Santander Chile, ADR	72

		China — 2.3%
78		China Construction Bank Corp., Class H	50
7		Fuyao Glass Industry Group Co., Ltd., Class H (a) (e)	15

			65

		Czech Republic — 2.6%
—	(h)	Komercni Banka A.S.	72

		Hong Kong — 9.7%
7		China Mobile Ltd.	75
24		China Resources Power Holdings Co., Ltd.	40
3		Hang Seng Bank Ltd.	45
25		HKT Trust & HKT Ltd.	36
16		Sands China Ltd.	56
2		VTech Holdings Ltd.	19

			271

		Hungary — 1.8%
2		OTP Bank plc	51

		Indonesia — 1.1%
109		Telekomunikasi Indonesia Persero Tbk PT (a)	29

		Mexico — 3.3%
12		Bolsa Mexicana de Valores S.A.B. de C.V.	21
31		Kimberly-Clark de Mexico S.A.B. de C.V., Class A	72

			93

		Poland — 1.6%
5		Powszechny Zaklad Ubezpieczen S.A.	44

		Russia — 6.8%
1		Lukoil PJSC, ADR	49
1		MegaFon PJSC, Reg. S, GDR	17
2		MMC Norilsk Nickel PJSC, ADR	25
2		Mobile TeleSystems PJSC, ADR	23
31		Moscow Exchange MICEX-RTS PJSC	50
2		Severstal PAO, Reg. S, GDR	27

			191

SHARES		SECURITY DESCRIPTION	VALUE($)

		Singapore — 1.0%
64		Hutchison Port Holdings Trust, Class U	28

		South Africa — 14.1%
7		AVI Ltd.	46
5		Barclays Africa Group Ltd.	54
2		Bidvest Group Ltd. (The)	61
17		FirstRand Ltd.	55
2		Imperial Holdings Ltd.	26
22		Life Healthcare Group Holdings Ltd.	57
32		MMI Holdings Ltd.	54
3		Vodacom Group Ltd.	39

			392

		South Korea — 5.9%
1		Kangwon Land, Inc.	24
1		KT&G Corp.	69
—	(h)	Samsung Electronics Co., Ltd.	39
2		SK Telecom Co., Ltd., ADR	32

			164

		Taiwan — 21.2%
4		Asustek Computer, Inc.	38
21		Cheng Shin Rubber Industry Co., Ltd.	44
9		Chicony Electronics Co., Ltd.	22
15		Delta Electronics, Inc.	68
10		Far EasTone Telecommunications Co., Ltd. (a)	23
7		MediaTek, Inc.	50
9		Novatek Microelectronics Corp.	31
6		President Chain Store Corp.	42
19		Quanta Computer, Inc.	30
12		Siliconware Precision Industries Co., Ltd.	18
4		Simplo Technology Co., Ltd.	13
16		Taiwan Mobile Co., Ltd.	53
4		Taiwan Semiconductor Manufacturing Co., Ltd., ADR	104
37		Vanguard International Semiconductor Corp.	56

			592

		Thailand — 2.0%
4		Siam Cement PCL (The)	56

		Turkey — 2.2%
6		Eregli Demir ve Celik Fabrikalari TAS	11
6		Tofas Turk Otomobil Fabrikasi A.S.	51

			62

		United Arab Emirates — 1.7%
13		First Gulf Bank PJSC	46

		Total Common Stocks (Cost $2,657)	2,474

SEE NOTES TO FINANCIAL STATEMENTS.

42	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stock — 0.8%
	Russia — 0.8%
34	Surgutneftegas OAO (Cost $23)	22

Structured Instruments — 3.3%
	China — 3.3%
	Low Exercise Cash Settled Call Warrants — 3.3%
20	Fuyao Glass Industry Group Co., Ltd., expiring 09/23/16 (Strike Price $0.00) (issued through BNP Paribas) (a)	44
8	Midea Group Co. Ltd., expiring 02/17/17 (Strike Price $1.00) (issued through UBS AG) (a)	38
2	Midea Group Co., Ltd., expiring 10/29/18 (Strike Price $0.00) (issued through BNP Paribas) (a)	10

	Total Structured Instruments (Cost $83)	92

NUMBER OF WARRANTS
Warrants — 1.9%
	Saudi Arabia — 1.9%
3	Al Rajhi Bank, expiring 08/22/16 (Strike Price $1.00) (a)	43
1	Yanbu National Petrochemical, expiring 07/31/17 (Strike Price $1.00) (a)	10

	Total Warrants (Cost $47)	53

	Total Investments — 94.7% (Cost $2,810)	2,641
	Other Assets in Excess of Liabilities — 5.3%	148

	NET ASSETS — 100.0%	$2,789

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	20.4%
Wireless Telecommunication Services	9.9
Semiconductors & Semiconductor Equipment	9.8
Insurance	6.3
Technology Hardware, Storage & Peripherals	4.9
Diversified Financial Services	4.8
Independent Power & Renewable Electricity Producers	3.3
Electronic Equipment, Instruments & Components	3.1
Hotels, Restaurants & Leisure	3.0
Beverages	3.0
Household Products	2.7
Oil, Gas & Consumable Fuels	2.7
Tobacco	2.6
Construction Materials	2.5
Diversified Telecommunication Services	2.5
Metals & Mining	2.4
Industrial Conglomerates	2.3
Auto Components	2.2
Health Care Providers & Services	2.2
Automobiles	1.9
Food Products	1.7
Food & Staples Retailing	1.6
Capital Markets	1.4
Transportation Infrastructure	1.1
Distributors	1.0
Others (each less than 1.0%)	0.7

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	43

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.5%
	Australia — 2.7%
119	AGL Energy Ltd.	1,652
987	Alumina Ltd.	1,115
299	Amcor Ltd.	3,486
531	AMP Ltd.	2,360
306	APA Group	2,027
60	Aristocrat Leisure Ltd.	456
205	Asciano Ltd.	1,372
19	ASX Ltd.	613
637	Aurizon Holdings Ltd.	2,059
683	Australia & New Zealand Banking Group Ltd.	12,522
61	Bendigo & Adelaide Bank Ltd.	430
649	BHP Billiton Ltd.	10,132
459	BHP Billiton plc	6,278
237	Boral Ltd.	1,154
297	Brambles Ltd.	2,808
71	Caltex Australia Ltd.	1,739
71	Challenger Ltd.	480
209	Coca-Cola Amatil Ltd.	1,361
19	Cochlear Ltd.	1,520
349	Commonwealth Bank of Australia	19,498
166	Computershare Ltd.	1,274
23	Crown Resorts Ltd.	207
92	CSL Ltd.	7,315
341	Dexus Property Group	2,177
266	DUET Group	455
127	Fortescue Metals Group Ltd.	327
449	Goodman Group	2,340
211	GPT Group (The)	805
184	Incitec Pivot Ltd.	448
352	Insurance Australia Group Ltd.	1,536
175	LendLease Group	1,682
72	Macquarie Group Ltd.	3,457
487	Medibank Private Ltd.	1,158
1,368	Mirvac Group	1,936
521	National Australia Bank Ltd.	10,692
148	Newcrest Mining Ltd. (a)	2,158
339	Oil Search Ltd.	1,798
112	Orica Ltd.	1,297
267	Origin Energy Ltd.	1,099
341	Qantas Airways Ltd. (a)	832
357	QBE Insurance Group Ltd.	3,002
40	Ramsay Health Care Ltd.	1,988
25	REA Group Ltd.	948
317	Santos Ltd.	1,141
958	Scentre Group	3,400
15	SEEK Ltd.	180

SHARES		SECURITY DESCRIPTION	VALUE($)

		Australia — continued
44		Sonic Healthcare Ltd.	651
1,438		South32 Ltd. (a)	1,798
490		Stockland	1,621
338		Suncorp Group Ltd.	3,198
319		Sydney Airport	1,645
341		Tabcorp Holdings Ltd.	1,143
166		Tatts Group Ltd.	472
869		Telstra Corp., Ltd.	3,528
131		TPG Telecom Ltd.	1,062
499		Transurban Group	4,377
110		Treasury Wine Estates Ltd.	773
1,285		Vicinity Centres	3,229
215		Wesfarmers Ltd.	6,955
342		Westfield Corp.	2,612
675		Westpac Banking Corp.	15,844
156		Woodside Petroleum Ltd.	3,347
293		Woolworths Ltd.	4,902

			183,871

		Austria — 0.0% (g)
—	(h)	Telekom Austria AG	—	(h)

		Belgium — 0.4%
175		Anheuser-Busch InBev S.A.	21,665
79		Delhaize Group	8,251

			29,916

		Canada — 3.7%
38		Agrium, Inc.	3,283
98		Alimentation Couche-Tard, Inc., Class B	4,303
157		Bank of Montreal	10,222
283		Bank of Nova Scotia (The)	14,837
262		Barrick Gold Corp.	5,075
53		BCE, Inc.	2,468
204		Brookfield Asset Management, Inc., Class A	6,900
98		Canadian Imperial Bank of Commerce	7,914
209		Canadian National Railway Co.	12,875
265		Canadian Natural Resources Ltd.	7,959
133		Canadian Pacific Railway Ltd.	19,244
27		Canadian Tire Corp., Ltd., Class A	2,995
194		Cenovus Energy, Inc.	3,074
78		CGI Group, Inc., Class A (a)	3,542
7		Constellation Software, Inc.	2,624
94		Crescent Point Energy Corp.	1,577
44		Dollarama, Inc.	3,145
191		Enbridge, Inc.	7,941
194		Encana Corp.	1,486

SEE NOTES TO FINANCIAL STATEMENTS.

44	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Canada — continued
7		Fairfax Financial Holdings Ltd.	3,900
163		First Quantum Minerals Ltd.	1,393
69		Fortis, Inc.	2,190
38		Franco-Nevada Corp.	2,683
82		Gildan Activewear, Inc.	2,533
202		Goldcorp, Inc.	4,079
73		Great-West Lifeco, Inc.	2,154
71		Imperial Oil Ltd.	2,351
33		Intact Financial Corp.	2,476
117		Inter Pipeline Ltd.	2,505
62		Loblaw Cos. Ltd.	3,417
203		Magna International, Inc.	8,508
451		Manulife Financial Corp.	6,653
71		Metro, Inc.	2,385
82		National Bank of Canada	2,941
78		Pembina Pipeline Corp.	2,339
207		Potash Corp. of Saskatchewan, Inc.	3,658
89		Power Corp. of Canada	2,165
62		Power Financial Corp.	1,621
72		Restaurant Brands International, Inc.	3,119
93		Rogers Communications, Inc., Class B	3,621
357		Royal Bank of Canada	22,189
97		Shaw Communications, Inc., Class B	1,803
95		Silver Wheaton Corp.	1,981
146		Sun Life Financial, Inc.	4,996
379		Suncor Energy, Inc.	11,137
452		Toronto-Dominion Bank (The)	20,132
171		TransCanada Corp.	7,111

			257,504

		China — 0.0% (g)
412		Yangzijiang Shipbuilding Holdings Ltd.	302

		Colombia — 0.0%
—	(h)	Pacific Exploration and Production Corp. (a)	—	(h)

		Denmark — 0.8%
6		AP Moeller — Maersk A/S, Class B	8,812
51		Chr Hansen Holding A/S	3,198
241		Danske Bank A/S	6,830
23		Genmab A/S (a)	3,411
406		Novo Nordisk A/S, Class B	22,660
62		Pandora A/S	8,091

			53,002

		Finland — 0.5%
1,899		Nokia OYJ	11,209
—	(h)	Nokian Renkaat OYJ	—	(h)

SHARES	SECURITY DESCRIPTION	VALUE($)

	Finland — continued
479	UPM-Kymmene OYJ	9,167
266	Wartsila OYJ Abp	11,430

		31,806

	France — 3.7%
172	Air Liquide S.A.	19,492
244	Airbus Group SE	15,284
102	Arkema S.A.	8,160
742	AXA S.A.	18,742
386	BNP Paribas S.A.	20,449
176	Bouygues S.A.	5,885
92	Capgemini S.A.	8,579
174	Cie de Saint-Gobain	7,965
77	Cie Generale des Etablissements Michelin	8,000
32	Danone S.A.	2,270
101	Engie S.A.	1,663
23	L’Oreal S.A.	4,113
13	LVMH Moet Hennessy Louis Vuitton SE	2,171
1,735	Natixis S.A.	9,572
272	Orange S.A.	4,513
112	Publicis Groupe S.A.	8,263
127	Renault S.A.	12,297
261	Sanofi	21,481
121	Schneider Electric SE (a)	7,929
32	Societe Generale S.A.	1,260
102	Sodexo S.A.	10,318
136	Thales S.A.	11,762
626	TOTAL S.A.	31,617
25	Unibail-Rodamco SE	6,621
194	Vivendi S.A.	3,736

		252,142

	Germany — 3.4%
124	adidas AG	16,050
105	Allianz SE	17,793
97	BASF SE	8,011
279	Bayer AG	32,281
38	Bayerische Motoren Werke AG	3,514
186	Brenntag AG	10,927
52	Continental AG	11,344
282	Daimler AG	19,667
279	Deutsche Bank AG	5,297
389	Deutsche Post AG	11,422
642	Deutsche Telekom AG	11,263
970	E.ON SE	10,054
143	HeidelbergCement AG	12,735
852	Infineon Technologies AG	12,152

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	45

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
50	Linde AG	7,595
26	Muenchener Rueckversicherungs-Gesellschaft AG	4,784
239	SAP SE	18,787
119	Siemens AG	12,446
1,335	Telefonica Deutschland Holding AG	6,792

		232,914

	Hong Kong — 1.2%
2,496	AIA Group Ltd.	14,940
53	ASM Pacific Technology Ltd.	384
85	Bank of East Asia Ltd. (The)	310
925	BOC Hong Kong Holdings Ltd.	2,761
572	Cathay Pacific Airways Ltd.	912
176	Cheung Kong Infrastructure Holdings Ltd.	1,661
464	Cheung Kong Property Holdings Ltd.	3,168
650	CK Hutchison Holdings Ltd.	7,774
446	CLP Holdings Ltd.	4,123
409	Galaxy Entertainment Group Ltd.	1,375
153	Hang Lung Properties Ltd.	305
192	Hang Seng Bank Ltd.	3,487
318	Henderson Land Development Co., Ltd.	1,984
322	HKT Trust & HKT Ltd.	467
1,641	Hong Kong & China Gas Co., Ltd.	3,056
229	Hong Kong Exchanges and Clearing Ltd.	5,760
49	Hongkong Land Holdings Ltd.	309
38	Jardine Matheson Holdings Ltd.1	2,112
342	Kerry Properties Ltd.	929
908	Li & Fung Ltd.	562
349	Link REIT	2,114
240	MTR Corp., Ltd.	1,187
499	New World Development Co., Ltd.	496
311	NWS Holdings Ltd.	472
293	Power Assets Holdings Ltd.	2,783
653	Sands China Ltd.	2,327
1,068	Sino Land Co., Ltd.	1,677
330	Sun Hung Kai Properties Ltd.	4,159
204	Swire Pacific Ltd., Class A	2,208
99	Techtronic Industries Co., Ltd.	369
699	WH Group Ltd. (a) (e)	564
412	Wharf Holdings Ltd. (The)	2,227
388	Wheelock & Co., Ltd.	1,796
223	Yue Yuen Industrial Holdings Ltd.	810

		79,568

	Ireland — 1.2%
310	Accenture plc, Class A	35,013

SHARES	SECURITY DESCRIPTION	VALUE($)

	Ireland — continued
182	Allegion plc	11,902
148	James Hardie Industries plc, CDI	2,071
119	Medtronic plc	9,402
29	Perrigo Co. plc	2,810
241	Shire plc	15,029
152	XL Group plc	4,990

		81,217

	Israel — 0.1%
155	Teva Pharmaceutical Industries Ltd., ADR	8,427

	Italy — 1.0%
584	Assicurazioni Generali S.p.A.	8,926
319	Atlantia S.p.A.	8,899
3,031	Enel S.p.A.	13,777
48	Eni S.p.A.	783
5,013	Intesa Sanpaolo S.p.A.	13,936
984	Snam S.p.A.	6,019
6,576	Telecom Italia S.p.A. (a)	6,422
1,853	UniCredit S.p.A.	7,185

		65,947

	Japan — 8.5%
27	AEON Financial Service Co., Ltd.	600
143	Aeon Mall Co., Ltd.	1,968
193	Air Water, Inc.	2,899
218	Ajinomoto Co., Inc.	5,027
61	Alfresa Holdings Corp.	1,165
318	Amada Holdings Co., Ltd.	3,195
19	Asahi Group Holdings Ltd.	590
135	Asahi Kasei Corp.	924
344	Astellas Pharma, Inc.	4,638
201	Bridgestone Corp.	7,395
277	Canon, Inc.	7,732
54	Casio Computer Co., Ltd.	1,024
45	Central Japan Railway Co.	7,865
471	Chiba Bank Ltd. (The)	2,379
141	Chubu Electric Power Co., Inc.	1,860
54	Chugai Pharmaceutical Co., Ltd.	1,813
702	Concordia Financial Group Ltd. (a)	3,380
67	Dai Nippon Printing Co., Ltd.	628
165	Daicel Corp.	2,066
406	Dai-ichi Life Insurance Co., Ltd. (The)	4,878
78	Daiichi Sankyo Co., Ltd.	1,826
77	Daikin Industries Ltd.	6,144
26	Daito Trust Construction Co., Ltd.	3,677
220	Daiwa House Industry Co., Ltd.	5,867

SEE NOTES TO FINANCIAL STATEMENTS.

46	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
65		DeNA Co., Ltd.	1,092
61		Denso Corp.	2,300
70		Dentsu, Inc.	3,562
807		DIC Corp.	1,856
82		East Japan Railway Co.	7,188
52		Eisai Co., Ltd.	3,194
81		Electric Power Development Co., Ltd.	2,432
20		FamilyMart Co., Ltd.	1,066
44		FANUC Corp.	6,515
7		Fast Retailing Co., Ltd.	1,790
471		Fuji Electric Co., Ltd.	2,004
136		Fuji Heavy Industries Ltd.	4,475
144		FUJIFILM Holdings Corp.	5,923
520		Hankyu Hanshin Holdings, Inc.	3,296
141		Haseko Corp.	1,277
32		Hisamitsu Pharmaceutical Co., Inc.	1,523
1,444		Hitachi Ltd.	6,617
52		Hitachi Metals Ltd.	525
74		Hokuriku Electric Power Co.	969
424		Honda Motor Co., Ltd.	11,431
104		Hoya Corp.	3,979
148		Hulic Co., Ltd.	1,472
175		Inpex Corp.	1,390
347		ITOCHU Corp.	4,405
70		Itochu Techno-Solutions Corp.	1,368
83		Japan Airlines Co., Ltd.	3,002
116		Japan Exchange Group, Inc.	1,725
—	(h)	Japan Prime Realty Investment Corp.	591
—	(h)	Japan Real Estate Investment Corp.	1,980
—	(h)	Japan Retail Fund Investment Corp.	1,157
289		Japan Tobacco, Inc.	11,792
161		JFE Holdings, Inc.	2,265
135		JSR Corp.	1,844
54		JTEKT Corp.	685
155		JX Holdings, Inc.	664
520		Kajima Corp.	3,230
296		Kansai Electric Power Co., Inc. (The) (a)	2,606
110		Kao Corp.	6,057
942		Kawasaki Heavy Industries Ltd.	2,642
360		KDDI Corp.	10,379
67		Keikyu Corp.	606
259		Keio Corp.	2,281
90		Kewpie Corp.	2,341
13		Keyence Corp.	7,612
234		Kirin Holdings Co., Ltd.	3,371
195		Komatsu Ltd.	3,344

SHARES		SECURITY DESCRIPTION	VALUE($)

		Japan — continued
7		Kose Corp.	613
148		Kubota Corp.	2,156
27		Kurita Water Industries Ltd.	647
13		Kyocera Corp.	665
161		Kyowa Hakko Kirin Co., Ltd.	2,860
155		Kyushu Electric Power Co., Inc. (a)	1,553
7		Lawson, Inc.	519
81		LIXIL Group Corp.	1,690
130		M3, Inc.	3,504
19		Mabuchi Motor Co., Ltd.	941
831		Marubeni Corp.	4,409
39		Maruichi Steel Tube Ltd.	1,146
175		Mazda Motor Corp.	2,669
14		MEIJI Holdings Co., Ltd.	1,040
58		Mitsubishi Chemical Holdings Corp.	302
410		Mitsubishi Corp.	6,890
474		Mitsubishi Electric Corp.	5,037
143		Mitsubishi Estate Co., Ltd.	2,717
672		Mitsubishi Heavy Industries Ltd.	2,389
269		Mitsubishi Materials Corp.	853
74		Mitsubishi Tanabe Pharma Corp.	1,318
3,232		Mitsubishi UFJ Financial Group, Inc.	14,915
617		Mitsubishi UFJ Lease & Finance Co., Ltd.	2,687
182		Mitsui & Co., Ltd.	2,218
740		Mitsui Chemicals, Inc.	2,454
135		Mitsui Fudosan Co., Ltd.	3,297
1,009		Mitsui Mining & Smelting Co., Ltd.	1,894
471		Mitsui OSK Lines Ltd.	1,001
3,459		Mizuho Financial Group, Inc.	5,184
25		MS&AD Insurance Group Holdings, Inc.	671
57		Murata Manufacturing Co., Ltd.	7,368
192		NGK Insulators Ltd.	3,943
135		NH Foods Ltd.	3,009
75		Nidec Corp.	5,525
13		Nintendo Co., Ltd.	1,747
—	(h)	Nippon Building Fund, Inc.	2,034
135		Nippon Electric Glass Co., Ltd.	715
135		Nippon Express Co., Ltd.	616
—	(h)	Nippon Prologis REIT, Inc.	360
162		Nippon Steel & Sumitomo Metal Corp.	3,377
206		Nippon Telegraph & Telephone Corp.	9,205
405		Nissan Motor Co., Ltd.	3,598
185		Nisshin Seifun Group, Inc.	3,034
39		Nitori Holdings Co., Ltd.	3,609
52		Nitto Denko Corp.	2,801
646		Nomura Holdings, Inc.	2,744

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	47

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
1	Nomura Real Estate Master Fund, Inc.	1,161
13	Nomura Research Institute Ltd.	470
242	NSK Ltd.	2,112
257	NTT DOCOMO, Inc.	6,166
45	Obic Co., Ltd.	2,349
104	Olympus Corp.	4,048
75	Omron Corp.	2,383
68	Ono Pharmaceutical Co., Ltd.	3,041
77	Oriental Land Co., Ltd.	5,326
439	ORIX Corp.	6,211
27	Otsuka Corp.	1,283
149	Otsuka Holdings Co., Ltd.	5,793
323	Panasonic Corp.	2,879
144	Rakuten, Inc.	1,561
61	Santen Pharmaceutical Co., Ltd.	867
27	Secom Co., Ltd.	2,067
128	Seiko Epson Corp.	2,094
108	Sekisui Chemical Co., Ltd.	1,345
157	Seven & i Holdings Co., Ltd.	6,402
68	Shimadzu Corp.	1,018
19	Shimamura Co., Ltd.	2,565
13	Shimano, Inc.	1,923
122	Shin-Etsu Chemical Co., Ltd.	6,839
1,481	Shinsei Bank Ltd.	2,076
65	Shionogi & Co., Ltd.	3,313
47	Shiseido Co., Ltd.	1,048
134	Shizuoka Bank Ltd. (The)	993
7	SMC Corp.	1,658
225	SoftBank Group Corp.	12,082
31	Sompo Japan Nipponkoa Holdings, Inc.	822
326	Sony Corp.	7,903
27	Stanley Electric Co., Ltd.	547
66	Sumitomo Chemical Co., Ltd.	298
358	Sumitomo Electric Industries Ltd.	4,301
134	Sumitomo Metal Mining Co., Ltd.	1,512
345	Sumitomo Mitsui Financial Group, Inc.	10,385
1,278	Sumitomo Mitsui Trust Holdings, Inc.	3,928
130	Sumitomo Realty & Development Co., Ltd.	3,780
27	Sundrug Co., Ltd.	1,911
34	Suntory Beverage & Food Ltd.	1,472
47	Suruga Bank Ltd.	916
74	Suzuken Co., Ltd.	2,536
153	Suzuki Motor Corp.	4,201
20	Sysmex Corp.	1,263
324	Takashimaya Co., Ltd.	2,365
132	Takeda Pharmaceutical Co., Ltd.	6,295

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
47	Terumo Corp.	1,791
61	Tohoku Electric Power Co., Inc.	773
218	Tokio Marine Holdings, Inc.	7,133
282	Tokyo Electric Power Co. Holdings, Inc. (a)	1,512
46	Tokyo Electron Ltd.	3,007
715	Tokyo Gas Co., Ltd.	3,156
87	Tokyo Tatemono Co., Ltd.	1,154
68	Tokyu Corp.	589
435	Tokyu Fudosan Holdings Corp.	2,956
387	Toppan Printing Co., Ltd.	3,309
67	Toray Industries, Inc.	560
67	Toyota Industries Corp.	2,916
610	Toyota Motor Corp.	30,936
27	Toyota Tsusho Corp.	609
103	Unicharm Corp.	2,125
1	United Urban Investment Corp.	929
52	West Japan Railway Co.	3,139
390	Yahoo Japan Corp.	1,745
582	Yamada Denki Co., Ltd.	2,929
81	Yamaha Motor Co., Ltd.	1,321
194	Yamato Holdings Co., Ltd.	3,911

		585,295

	Luxembourg — 0.1%
1,413	ArcelorMittal	7,977

	Netherlands — 2.2%
465	Aegon N.V.	2,674
140	ASML Holding N.V. (a)	13,536
146	Heineken Holding N.V.	12,048
39	Heineken N.V.	3,644
1,427	ING Groep N.V., CVA	17,488
2,205	Koninklijke KPN N.V.	8,664
562	Koninklijke Philips N.V.	15,438
290	NN Group N.V.	10,059
142	NXP Semiconductors N.V. (a)	12,093
1,322	Royal Dutch Shell plc, Class A	34,629
820	Royal Dutch Shell plc, Class B	21,524

		151,797

	New Zealand — 0.1%
291	Auckland International Airport Ltd.	1,249
192	Contact Energy Ltd.	680
262	Fletcher Building Ltd.	1,525
102	Ryman Healthcare Ltd.	637
579	Spark New Zealand Ltd.	1,497

		5,588

SEE NOTES TO FINANCIAL STATEMENTS.

48	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Norway — 0.2%
676	DNB ASA	8,646
942	Norsk Hydro ASA	4,096

		12,742

	Portugal — 0.1%
1,337	EDP — Energias de Portugal S.A.	4,755
437	Galp Energia SGPS S.A.	6,010

		10,765

	Singapore — 0.9%
169	Ascendas Real Estate Investment Trust	308
213	Broadcom Ltd.	31,054
335	CapitaLand Ltd.	772
379	CapitaLand Mall Trust	582
390	ComfortDelGro Corp., Ltd.	836
472	DBS Group Holdings Ltd.	5,343
771	Genting Singapore plc	466
866	Global Logistic Properties Ltd.	1,229
2,431	Hutchison Port Holdings Trust, Class U	1,079
17	Jardine Cycle & Carriage Ltd.	477
449	Keppel Corp., Ltd.	1,795
796	Oversea-Chinese Banking Corp., Ltd.	5,172
79	Singapore Exchange Ltd.	443
153	Singapore Press Holdings Ltd.	461
1,756	Singapore Telecommunications Ltd.	5,024
304	United Overseas Bank Ltd.	4,185
618	Wilmar International Ltd.	1,698

		60,924

	Spain — 1.0%
762	Banco Bilbao Vizcaya Argentaria S.A.	5,236
3,491	Banco Santander S.A.	17,726
8,117	Bankia S.A.	7,572
1,157	Distribuidora Internacional de Alimentacion S.A.	6,436
1,654	Iberdrola S.A.	11,776
386	Industria de Diseno Textil S.A.	12,409
723	Telefonica S.A.	7,912

		69,067

	Sweden — 0.7%
63	Assa Abloy AB, Class B	1,331
442	Electrolux AB, Series B	12,830
1,109	Nordea Bank AB	10,782
1,207	Sandvik AB	12,404
1,625	Telia Co. AB	7,771

		45,118

SHARES	SECURITY DESCRIPTION	VALUE($)

	Switzerland — 4.1%
186	ABB Ltd. (a)	3,936
58	Actelion Ltd. (a)	9,461
244	Chubb Ltd.	28,756
216	Cie Financiere Richemont S.A.	14,433
597	Credit Suisse Group AG (a)	9,086
318	LafargeHolcim Ltd. (a)	16,130
800	Nestle S.A.	59,695
423	Novartis AG	32,202
190	Roche Holding AG	48,140
21	Syngenta AG	8,385
348	TE Connectivity Ltd.	20,719
774	UBS Group AG	13,414
204	Wolseley plc	11,425
15	Zurich Insurance Group AG (a)	3,350

		279,132

	United Kingdom — 6.7%
1,394	3i Group plc	9,672
82	Anglo American plc	920
230	Associated British Foods plc	10,326
134	AstraZeneca plc	7,665
1,746	Aviva plc	11,060
508	BAE Systems plc	3,546
1,804	Barclays plc	4,530
596	Barratt Developments plc	4,638
3,201	BP plc	17,637
629	British American Tobacco plc	38,324
1,159	BT Group plc	7,511
516	Capita plc	7,555
2,867	Centrica plc	10,011
137	Compass Group plc	2,444
146	Delphi Automotive plc	10,714
281	Diageo plc	7,596
1,011	Dixons Carphone plc	6,294
1,443	GlaxoSmithKline plc	30,849
399	Hammerson plc	3,417
2,515	HSBC Holdings plc	16,668
157	Imperial Brands plc	8,518
274	InterContinental Hotels Group plc	10,943
2,866	ITV plc	9,446
1,822	Kingfisher plc	9,706
32	Liberty Global plc, Class A (a)	1,210
122	Liberty Global plc, Series C (a)	4,469
17,732	Lloyds Banking Group plc	17,404
319	National Grid plc	4,548
87	Pentair plc	5,051

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	49

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
204	Persimmon plc	5,935
957	Prudential plc	18,881
75	Randgold Resources Ltd.	7,474
241	Reckitt Benckiser Group plc	23,458
98	Rio Tinto Ltd.	3,843
357	Rio Tinto plc	11,972
1,389	RSA Insurance Group plc	9,327
307	SABMiller plc	18,784
1,430	Standard Chartered plc	11,556
2,563	Tesco plc (a)	6,443
413	Unilever N.V., CVA	18,144
7,938	Vodafone Group plc	25,574
166	Whitbread plc	9,396
342	WPP plc	7,992

		461,451

	United States — 56.2%
10	3M Co.	1,667
524	Abbott Laboratories	20,381
102	AbbVie, Inc.	6,246
318	Adobe Systems, Inc. (a)	29,948
183	Aetna, Inc.	20,552
95	Alexion Pharmaceuticals, Inc. (a)	13,221
113	Allergan plc (a)	24,550
41	Alliance Data Systems Corp. (a)	8,378
71	Alphabet, Inc., Class A (a)	50,004
85	Alphabet, Inc., Class C (a)	59,222
140	Altria Group, Inc.	8,801
102	Amazon.com, Inc. (a)	66,952
165	American Electric Power Co., Inc.	10,460
456	American International Group, Inc.	25,448
67	American Water Works Co., Inc.	4,849
129	Ameriprise Financial, Inc.	12,351
65	Amgen, Inc.	10,278
71	Anadarko Petroleum Corp.	3,769
64	Analog Devices, Inc.	3,590
102	Anthem, Inc.	14,426
46	Apache Corp.	2,512
1,281	Apple, Inc.	120,085
126	Archer-Daniels-Midland Co.	5,018
21	Arrow Electronics, Inc. (a)	1,273
269	Arthur J. Gallagher & Co.	12,387
1,308	AT&T, Inc.	50,786
101	Automatic Data Processing, Inc.	8,934
90	AvalonBay Communities, Inc.	15,923
82	Baker Hughes, Inc.	3,987

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
3,524	Bank of America Corp.	51,309
215	Bank of New York Mellon Corp. (The)	8,661
26	Becton, Dickinson and Co.	4,230
254	Berkshire Hathaway, Inc., Class B (a)	36,931
226	Best Buy Co., Inc.	7,235
59	Biogen, Inc. (a)	16,225
35	BioMarin Pharmaceutical, Inc. (a)	2,978
64	BlackRock, Inc.	22,784
19	Boston Beer Co., Inc. (The), Class A (a)	3,025
68	Boston Properties, Inc.	8,718
918	Boston Scientific Corp. (a)	20,121
603	Bristol-Myers Squibb Co.	43,517
350	Cabot Oil & Gas Corp.	8,192
241	Capital One Financial Corp.	17,462
150	Carnival Corp.	7,359
38	Caterpillar, Inc.	2,981
199	CBS Corp. (Non-Voting), Class B	11,108
303	Celgene Corp. (a)	31,323
22	Centene Corp. (a)	1,375
570	Charles Schwab Corp. (The)	16,207
97	Charter Communications, Inc., Class A (a)	20,532
423	Chevron Corp.	43,250
53	Cigna Corp.	7,359
727	Cisco Systems, Inc.	19,982
1,035	Citigroup, Inc.	47,899
195	Citizens Financial Group, Inc.	4,453
390	CMS Energy Corp.	15,884
1,017	Coca-Cola Co. (The)	45,573
51	Coca-Cola Enterprises, Inc.	2,654
229	Cognizant Technology Solutions Corp., Class A (a)	13,374
99	Colgate-Palmolive Co.	6,991
683	Comcast Corp., Class A	41,471
33	Comerica, Inc.	1,462
69	ConAgra Foods, Inc.	3,086
27	Concho Resources, Inc. (a)	3,131
361	ConocoPhillips	17,253
145	Constellation Brands, Inc., Class A	22,660
184	Corning, Inc.	3,435
159	Costco Wholesale Corp.	23,607
267	Crown Holdings, Inc. (a)	14,115
73	Cummins, Inc.	8,547
137	CVS Health Corp.	13,757
361	D.R. Horton, Inc.	10,847
30	Danaher Corp.	2,950
267	Delta Air Lines, Inc.	11,143

SEE NOTES TO FINANCIAL STATEMENTS.

50	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
31	DENTSPLY SIRONA, Inc.	1,873
98	Diamondback Energy, Inc. (a)	8,455
229	Discover Financial Services	12,909
268	DISH Network Corp., Class A (a)	13,192
113	Dollar General Corp.	9,253
131	Douglas Emmett, Inc.	4,240
448	Dow Chemical Co. (The)	23,560
42	Dr. Pepper Snapple Group, Inc.	3,830
323	E.I. du Pont de Nemours & Co.	21,276
167	Eastman Chemical Co.	12,781
403	Eaton Corp. plc	25,470
256	Edison International	18,095
407	Eli Lilly & Co.	30,746
111	EMC Corp.	2,889
220	EOG Resources, Inc.	18,207
176	EQT Corp.	12,321
81	Equifax, Inc.	9,750
34	Equinix, Inc.	11,099
22	Essex Property Trust, Inc.	4,843
44	Extra Space Storage, Inc.	3,746
789	Exxon Mobil Corp.	69,756
14	F5 Networks, Inc. (a)	1,437
620	Facebook, Inc., Class A (a)	72,921
56	FedEx Corp.	9,172
319	Fidelity National Information Services, Inc.	20,963
88	FirstEnergy Corp.	2,854
193	Fluor Corp.	10,558
31	Foot Locker, Inc.	1,930
19	General Dynamics Corp.	2,733
1,737	General Electric Co.	53,426
305	General Motors Co.	9,691
457	Gilead Sciences, Inc.	40,323
114	Goldman Sachs Group, Inc. (The)	18,627
180	Halliburton Co.	7,430
123	Harman International Industries, Inc.	9,428
93	Hartford Financial Services Group, Inc. (The)	4,120
135	HCP, Inc.	4,582
99	Hershey Co. (The)	9,246
57	Hess Corp.	3,401
384	Hewlett Packard Enterprise Co.	6,390
122	Hilton Worldwide Holdings, Inc.	2,679
41	Hologic, Inc. (a)	1,378
366	Home Depot, Inc. (The)	49,029
295	Honeywell International, Inc.	33,751
670	HP, Inc.	8,219
78	Humana, Inc.	13,769

SHARES	SECURITY DESCRIPTION	VALUE($)

	United States — continued
67	Illumina, Inc. (a)	9,058
32	Incyte Corp. (a)	2,283
215	Ingersoll-Rand plc	14,110
375	Intel Corp.	11,362
62	Intercontinental Exchange, Inc.	14,998
102	International Business Machines Corp.	14,952
387	Invesco Ltd.	11,991
88	Jack Henry & Associates, Inc.	7,131
459	Johnson & Johnson	51,444
724	KeyCorp	8,898
210	Kimberly-Clark Corp.	26,296
376	Kimco Realty Corp.	10,584
388	Kinder Morgan, Inc.	6,892
474	Kroger Co. (The)	16,792
117	L-3 Communications Holdings, Inc.	15,394
21	Laboratory Corp. of America Holdings (a)	2,585
279	Lam Research Corp.	21,282
85	LaSalle Hotel Properties	2,029
41	Lennox International, Inc.	5,533
49	Lincoln National Corp.	2,141
438	Lowe’s Cos., Inc.	33,321
80	Macerich Co. (The)	6,056
16	ManpowerGroup, Inc.	1,234
118	Marathon Petroleum Corp.	4,604
53	Martin Marietta Materials, Inc.	9,020
322	Masco Corp.	9,896
28	MasterCard, Inc., Class A	2,689
41	McDonald’s Corp.	5,211
148	McKesson Corp.	24,854
523	Merck & Co., Inc.	28,676
619	MetLife, Inc.	27,904
1,985	Microsoft Corp.	98,990
13	Mohawk Industries, Inc. (a)	2,452
223	Molson Coors Brewing Co., Class B	21,369
719	Mondelez International, Inc., Class A	30,891
96	Monsanto Co.	9,028
874	Morgan Stanley	23,648
400	Mosaic Co. (The)	11,190
91	Mylan N.V. (a)	3,778
86	National Oilwell Varco, Inc.	3,083
112	Newmont Mining Corp.	3,911
228	NextEra Energy, Inc.	26,758
95	NIKE, Inc., Class B	5,570
72	Northrop Grumman Corp.	14,873
263	Occidental Petroleum Corp.	20,139
280	Oracle Corp.	11,162

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	51

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
63	O’Reilly Automotive, Inc. (a)	16,480
341	PACCAR, Inc.	20,091
41	Parker-Hannifin Corp.	4,757
246	PayPal Holdings, Inc. (a)	9,625
461	PepsiCo, Inc.	47,496
1,717	Pfizer, Inc.	56,158
207	PG&E Corp.	12,019
424	Philip Morris International, Inc.	41,568
107	Pioneer Natural Resources Co.	17,834
31	PPG Industries, Inc.	3,456
163	PPL Corp.	6,124
4	Priceline Group, Inc. (The) (a)	5,509
494	Procter & Gamble Co. (The)	39,548
221	Prologis, Inc.	10,056
35	Prudential Financial, Inc.	2,684
281	Public Service Enterprise Group, Inc.	12,945
268	PulteGroup, Inc.	4,932
30	Qorvo, Inc. (a)	1,347
82	QUALCOMM, Inc.	4,152
23	Quest Diagnostics, Inc.	1,739
60	Ralph Lauren Corp.	5,637
42	Red Hat, Inc. (a)	3,063
8	Regeneron Pharmaceuticals, Inc. (a)	3,017
408	Regions Financial Corp.	3,826
28	Robert Half International, Inc.	1,057
109	Ross Stores, Inc.	6,170
219	Royal Caribbean Cruises Ltd.	16,939
18	S&P Global, Inc.	1,909
242	Schlumberger Ltd.	19,481
169	Sealed Air Corp.	8,020
29	Sempra Energy	3,028
12	Sherwin-Williams Co. (The)	3,402
26	Simon Property Group, Inc.	5,242
1,235	Sirius XM Holdings, Inc. (a)	4,880
41	Skyworks Solutions, Inc.	2,764
106	SL Green Realty Corp.	11,184
78	Snap-on, Inc.	12,384
548	Spirit Realty Capital, Inc.	6,261
192	Stanley Black & Decker, Inc.	21,537
487	Starbucks Corp.	27,368
19	Stericycle, Inc. (a)	1,835
237	STORE Capital Corp.	6,086
32	Stryker Corp.	3,490
103	SunTrust Banks, Inc.	4,310
60	SVB Financial Group (a)	6,259
60	Synchrony Financial (a)	1,821

SHARES		SECURITY DESCRIPTION	VALUE($)

		United States — continued
37		Synopsys, Inc. (a)	1,768
17		Target Corp.	1,328
317		TD Ameritrade Holding Corp.	9,463
527		Texas Instruments, Inc.	30,056
68		Textron, Inc.	2,613
140		Thermo Fisher Scientific, Inc.	20,192
91		Thomson Reuters Corp.	3,731
38		Time Warner Cable, Inc.	8,133
409		Time Warner, Inc.	30,763
349		TJX Cos., Inc. (The)	26,439
260		T-Mobile USA, Inc. (a)	10,202
858		Twenty-First Century Fox, Inc., Class A	25,972
92		Twenty-First Century Fox, Inc., Class B	2,773
96		U.S. Bancorp	4,090
395		Union Pacific Corp.	34,435
231		United Continental Holdings, Inc. (a)	10,567
351		United Technologies Corp.	36,624
317		UnitedHealth Group, Inc.	41,744
248		V.F. Corp.	15,606
227		Valero Energy Corp.	13,342
148		Vantiv, Inc., Class A (a)	8,064
—	(h)	Veritiv Corp. (a)	—	(h)
616		Verizon Communications, Inc.	31,388
142		Vertex Pharmaceuticals, Inc. (a)	11,979
612		Visa, Inc., Class A	47,248
44		Vornado Realty Trust	4,203
35		Voya Financial, Inc.	1,147
80		Walgreens Boots Alliance, Inc.	6,324
63		Wal-Mart Stores, Inc.	4,188
184		Walt Disney Co. (The)	19,005
1,333		Wells Fargo & Co.	66,645
53		Western Digital Corp.	2,147
78		Western Union Co. (The)	1,553
160		WestRock Co.	6,716
32		Workday, Inc., Class A (a)	2,375
447		Xcel Energy, Inc.	17,879
216		Yum! Brands, Inc.	17,221
169		Zions Bancorp.	4,663
96		Zoetis, Inc.	4,519

			3,852,159

		Total Common Stocks (Cost $6,433,884)	6,818,631

Preferred Stocks — 0.2%
		Germany — 0.2%
111		Henkel AG & Co. KGaA	12,719

SEE NOTES TO FINANCIAL STATEMENTS.

52	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Preferred Stocks — continued
	Germany — continued
30	Volkswagen AG	4,356

		17,075

	Total Preferred Stocks (Cost $17,272)	17,075

	Total Investments — 99.7% (Cost $6,451,156)	6,835,706
	Other Assets in Excess of Liabilities — 0.3%	18,486

	NET ASSETS — 100.0%	$6,854,192

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	8.5%
Pharmaceuticals	7.4
Oil, Gas & Consumable Fuels	6.2
Insurance	4.1
Media	3.2
Beverages	3.2
IT Services	2.9
Internet Software & Services	2.7
Specialty Retail	2.6
Chemicals	2.5
Software	2.5
Diversified Telecommunication Services	2.5
Capital Markets	2.4
Technology Hardware, Storage & Peripherals	2.3
Real Estate Investment Trusts (REITs)	2.3
Biotechnology	2.2
Semiconductors & Semiconductor Equipment	2.1
Electric Utilities	2.1
Machinery	2.1
Food Products	2.0
Aerospace & Defense	2.0
Health Care Providers & Services	2.0
Hotels, Restaurants & Leisure	1.8
Food & Staples Retailing	1.7
Household Products	1.6
Tobacco	1.6
Automobiles	1.6
Industrial Conglomerates	1.4
Road & Rail	1.4
Metals & Mining	1.3
Internet & Catalog Retail	1.1
Health Care Equipment & Supplies	1.1
Diversified Financial Services	1.1
Textiles, Apparel & Luxury Goods	1.0
Wireless Telecommunication Services	1.0
Household Durables	1.0
Others (each less than 1.0%)	11.5

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	53

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.3%
		China — 8.2%
—	(h)	Baidu, Inc., ADR (a)	57
—	(h)	CNOOC Ltd., ADR	39
55		Industrial & Commercial Bank of China Ltd., Class H	29
1		JD.com, Inc., ADR (a)	28
6		Ping An Insurance Group Co. of China Ltd., Class H	26
2		Vipshop Holdings Ltd., ADR (a)	30

			209

		Finland — 0.9%
4		Nokia OYJ	23

		France — 4.8%
—	(h)	Airbus Group SE	20
2		AXA S.A.	42
1		Sanofi	59

			121

		Germany — 1.3%
—	(h)	Bayer AG	33

		India — 1.8%
5		ICICI Bank Ltd., ADR	32
—	(h)	Tata Motors Ltd., ADR (a)	13

			45

		Ireland — 2.1%
—	(h)	Shire plc, ADR	53

		Israel — 3.4%
2		Teva Pharmaceutical Industries Ltd., ADR	85

		Japan — 5.3%
4		Inpex Corp.	31
1		Kubota Corp.	20
3		Minebea Co., Ltd.	25
2		Sumitomo Electric Industries Ltd.	19
1		Sumitomo Mitsui Financial Group, Inc.	39

			134

		Netherlands — 2.4%
1		NXP Semiconductors N.V. (a)	62

		South Africa — 0.6%
—	(h)	Naspers Ltd., Class N	14

		Switzerland — 5.9%
—	(h)	Chubb Ltd.	43
1		Credit Suisse Group AG (a)	18
—	(h)	LafargeHolcim Ltd. (a)	19
1		Novartis AG	46

SHARES		SECURITY DESCRIPTION	VALUE($)

		Switzerland — continued
1		UBS Group AG	24

			150

		United Kingdom — 5.2%
8		Barclays plc	19
1		Burberry Group plc	24
36		Lloyds Banking Group plc	35
17		Vodafone Group plc	54

			132

		United States — 53.4%
—	(h)	Aetna, Inc.	45
—	(h)	Alexion Pharmaceuticals, Inc. (a)	34
—	(h)	Allergan plc (a)	25
—	(h)	Alphabet, Inc., Class C (a)	59
—	(h)	Amazon.com, Inc. (a)	75
—	(h)	Anadarko Petroleum Corp.	16
—	(h)	Apple, Inc.	43
3		Bank of America Corp.	49
—	(h)	Biogen, Inc. (a)	18
1		CBRE Group, Inc., Class A (a)	34
—	(h)	Celgene Corp. (a)	31
—	(h)	Charter Communications, Inc., Class A (a)	35
2		Citigroup, Inc.	79
1		DISH Network Corp., Class A (a)	49
—	(h)	Gilead Sciences, Inc.	19
1		Harman International Industries, Inc.	42
3		Horizon Pharma plc (a)	40
2		HP, Inc.	25
—	(h)	Lam Research Corp.	32
—	(h)	McKesson Corp.	69
2		MetLife, Inc.	73
1		Morgan Stanley	30
1		Mosaic Co. (The)	36
2		Navient Corp.	28
1		Pfizer, Inc.	34
—	(h)	Pioneer Natural Resources Co.	20
1		QUALCOMM, Inc.	37
—	(h)	SVB Financial Group (a)	14
6		Time, Inc.	89
3		Twenty-First Century Fox, Inc., Class A	102
1		United Continental Holdings, Inc. (a)	37

SEE NOTES TO FINANCIAL STATEMENTS.

54	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		United States — continued
—	(h)	Vertex Pharmaceuticals, Inc. (a)	33

			1,352

		Total Common Stocks (Cost $2,347)	2,413

		Total Investments — 95.3% (Cost $2,347)	2,413
		Other Assets in Excess of Liabilities — 4.7%	120

		NET ASSETS — 100.0%	$2,533

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	15.5%
Banks	12.3
Media	12.0
Insurance	7.6
Biotechnology	5.6
Internet & Catalog Retail	5.5
Semiconductors & Semiconductor Equipment	5.4
Internet Software & Services	4.8
Health Care Providers & Services	4.7
Oil, Gas & Consumable Fuels	4.4
Capital Markets	3.0
Technology Hardware, Storage & Peripherals	2.8
Wireless Telecommunication Services	2.2
Machinery	1.9
Household Durables	1.7
Airlines	1.5
Chemicals	1.5
Real Estate Management & Development	1.4
Consumer Finance	1.1
Textiles, Apparel & Luxury Goods	1.0
Others (each less than 1.0%)	4.1

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	55

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.3%
	Australia — 1.1%
1,626	BHP Billiton Ltd.	25,391
639	BHP Billiton plc	8,725
1,794	South32 Ltd. (a)	2,243

		36,359

	Belgium — 1.6%
424	Anheuser-Busch InBev S.A./N.V.	52,541

	China — 3.1%
148	Baidu, Inc., ADR (a)	28,717
29,771	CNOOC Ltd.	36,777
5,943	Ping An Insurance Group Co. of China Ltd., Class H	27,891
7,494	Wynn Macau Ltd.	10,656

		104,041

	Denmark — 1.3%
763	Novo Nordisk A/S, Class B	42,600

	France — 11.8%
879	Accor S.A.	38,910
1,847	AXA S.A.	46,647
823	BNP Paribas S.A.	43,563
265	Essilor International S.A.	34,298
8	Hermes International	2,975
305	Imerys S.A.	22,491
122	Kering	20,870
218	LVMH Moet Hennessy Louis Vuitton SE	36,294
282	Pernod Ricard S.A.	30,486
602	Sanofi	49,616
729	Schneider Electric SE (a)	47,693
358	Technip S.A. (a)	20,984

		394,827

	Germany — 6.7%
339	Allianz SE	57,611
396	Bayer AG	45,810
218	Continental AG	48,059
165	Fresenius Medical Care AG & Co. KGaA	14,356
734	SAP SE	57,561

		223,397

	Hong Kong — 4.3%
5,183	Cheung Kong Property Holdings Ltd.	35,397
7,696	China Overseas Land & Investment Ltd.	24,429
3,790	CK Hutchison Holdings Ltd.	45,336
6,606	Hang Lung Properties Ltd.	13,154
7,520	Sands China Ltd.	26,793

		145,109

SHARES	SECURITY DESCRIPTION	VALUE($)

	India — 1.0%
536	HDFC Bank Ltd., ADR	33,727

	Indonesia — 0.6%
39,136	Astra International Tbk PT	19,860

	Israel — 1.1%
667	Teva Pharmaceutical Industries Ltd., ADR	36,324

	Japan — 21.5%
2,767	Astellas Pharma, Inc.	37,304
356	Daikin Industries Ltd.	28,291
124	East Japan Railway Co.	10,891
204	FANUC Corp.	30,135
1,565	Honda Motor Co., Ltd.	42,230
2,843	Inpex Corp.	22,598
1,714	Japan Tobacco, Inc.	70,035
1,282	KDDI Corp.	36,915
67	Keyence Corp.	40,219
1,346	Komatsu Ltd.	23,109
3,111	Kubota Corp.	45,310
696	Makita Corp.	43,906
1,375	Mitsui Fudosan Co., Ltd.	33,581
395	Nidec Corp.	28,907
235	Nitto Denko Corp.	12,643
451	Shin-Etsu Chemical Co., Ltd.	25,254
187	SMC Corp.	45,650
1,914	Sumitomo Mitsui Financial Group, Inc.	57,602
573	Tokyo Electron Ltd.	37,891
938	Toyota Motor Corp.	47,567

		720,038

	Netherlands — 5.6%
679	Akzo Nobel N.V.	48,253
371	ASML Holding N.V. (a)	35,847
3,621	ING Groep N.V., CVA	44,373
2,188	Royal Dutch Shell plc, Class A	57,303

		185,776

	South Africa — 0.9%
216	Naspers Ltd., Class N	29,780

	South Korea — 2.1%
87	Hyundai Mobis Co., Ltd.	19,930
24	Samsung Electronics Co., Ltd., GDR	13,112
71	Samsung Electronics Co., Ltd., Reg. S, GDR	38,628

		71,670

	Switzerland — 11.9%
490	Cie Financiere Richemont S.A.	32,693
2,438	Credit Suisse Group AG (a)	37,104
8,875	Glencore plc (a)	21,212

SEE NOTES TO FINANCIAL STATEMENTS.

56	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
796	LafargeHolcim Ltd. (a)	40,282
273	Nestle S.A.	20,372
924	Novartis AG	70,323
300	Roche Holding AG	75,998
3,554	UBS Group AG	61,613
177	Zurich Insurance Group AG (a)	39,661

		399,258

	Taiwan — 1.2%
1,654	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	39,021

	United Kingdom — 20.5%
761	Aggreko plc	12,118
2,622	ARM Holdings plc	35,990
16,724	Barclays plc	41,991
906	British American Tobacco plc	55,236
2,093	Burberry Group plc	36,440
9,646	HSBC Holdings plc	64,206
687	Imperial Brands plc	37,332
46,465	Lloyds Banking Group plc	45,606
4,384	Meggitt plc	26,356
3,493	Prudential plc	68,946
728	Rio Tinto Ltd.	28,403
436	Rio Tinto plc	14,628
4,743	Standard Chartered plc	38,334
1,397	Tullow Oil plc (a)	5,741
971	Unilever plc	43,394
24,421	Vodafone Group plc	78,679
2,196	WPP plc	51,294

		684,694

	Total Common Stocks (Cost $3,171,118)	3,219,022

Preferred Stock — 1.2%
	Germany — 1.2%
358	Henkel AG & Co. KGaA (Cost $32,576)	40,845

Short-Term Investment — 1.9%
	Investment Company — 1.9%
63,437	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.390% (b) (l) (Cost $63,437)	63,437

	Total Investments — 99.4% (Cost $3,267,131)	3,323,304
	Other Assets in Excess of Liabilities — 0.6%	19,805

	NET ASSETS — 100.0%	$3,343,109

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.1%
Pharmaceuticals	10.8
Insurance	7.2
Machinery	5.7
Tobacco	4.9
Semiconductors & Semiconductor Equipment	4.5
Textiles, Apparel & Luxury Goods	3.9
Oil, Gas & Consumable Fuels	3.7
Wireless Telecommunication Services	3.5
Automobiles	3.3
Real Estate Management & Development	3.2
Metals & Mining	3.0
Capital Markets	3.0
Chemicals	2.6
Beverages	2.5
Media	2.4
Electrical Equipment	2.3
Hotels, Restaurants & Leisure	2.3
Auto Components	2.0
Construction Materials	1.9
Software	1.7
Technology Hardware, Storage & Peripherals	1.6
Industrial Conglomerates	1.4
Personal Products	1.3
Household Products	1.2
Electronic Equipment, Instruments & Components	1.2
Health Care Equipment & Supplies	1.0
Others (each less than 1.0%)	4.9
Short-Term Investment	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	57

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.0%
	Australia — 3.9%
242	Suncorp Group Ltd.	2,289
129	Transurban Group	1,130
142	Westfield Corp.	1,088

		4,507

	Belgium — 2.6%
25	Anheuser-Busch InBev S.A./N.V.	3,049

	Canada — 1.2%
32	Toronto-Dominion Bank (The)	1,417

	Denmark — 1.5%
59	Danske Bank A/S	1,677

	Finland — 2.5%
148	UPM-Kymmene OYJ	2,842

	France — 4.8%
17	Airbus Group SE	1,059
24	Cie Generale des Etablissements Michelin	2,495
8	Unibail-Rodamco SE	2,020

		5,574

	Germany — 9.0%
10	Allianz SE	1,658
25	Bayer AG	2,885
11	Deutsche Boerse AG	885
88	Deutsche Telekom AG	1,550
73	Deutsche Wohnen AG	2,252
22	ProSiebenSat.1 Media SE	1,107

		10,337

	Hong Kong — 0.9%
286	Sands China Ltd.	1,019

	India — 1.3%
81	Infosys Ltd., ADR	1,516

	Ireland — 1.3%
19	Ryanair Holdings plc, ADR	1,517

	Israel — 3.6%
1,227	Bezeq The Israeli Telecommunication Corp., Ltd.	2,585
28	Teva Pharmaceutical Industries Ltd.	1,553

		4,138

	Italy — 2.5%
101	Atlantia S.p.A.	2,824

	Japan — 17.1%
83	Daiwa House Industry Co., Ltd.	2,220
85	Honda Motor Co., Ltd., ADR	2,296
73	Japan Airlines Co., Ltd.	2,624
80	Japan Tobacco, Inc.	3,273

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
63	Nippon Telegraph & Telephone Corp.	2,837
60	Sompo Japan Nipponkoa Holdings, Inc.	1,570
206	Sumitomo Corp.	2,182
455	Sumitomo Mitsui Financial Group, Inc., ADR	2,770

		19,772

	Netherlands — 5.3%
133	ING Groep N.V., CVA	1,636
61	NN Group N.V.	2,126
89	Royal Dutch Shell plc, Class A	2,359

		6,121

	New Zealand — 2.0%
907	Spark New Zealand Ltd.	2,346

	Norway — 2.4%
113	DNB ASA	1,443
78	Telenor ASA	1,339

		2,782

	Russia — 2.3%
178	MMC Norilsk Nickel PJSC, ADR	2,624

	Spain — 0.8%
57	Parques Reunidos Servicios Centrales S.A.U. (a) (e)	959

	Switzerland — 4.6%
14	Novartis AG	1,078
4	Roche Holding AG	1,053
56	Wolseley plc	3,132

		5,263

	Taiwan — 3.5%
301	Siliconware Precision Industries Co., Ltd., ADR	2,181
77	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,823

		4,004

	United Kingdom — 20.1%
235	3i Group plc	1,627
345	BAE Systems plc	2,406
37	British American Tobacco plc	2,241
113	Compass Group plc	2,011
342	Direct Line Insurance Group plc	1,810
182	GlaxoSmithKline plc	3,880
21	Imperial Brands plc	1,158
40	InterContinental Hotels Group plc	1,598
73	Persimmon plc	2,130
170	RSA Insurance Group plc	1,142

SEE NOTES TO FINANCIAL STATEMENTS.

58	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
136	WPP plc	3,180

		23,183

	United States — 1.8%
42	Carnival plc	2,082

	Total Common Stocks (Cost $103,387)	109,553

Short-Term Investment — 4.3%
	Investment Company — 4.3%
5,006	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.390% (b) (l) (Cost $5,006)	5,006

	Total Investments — 99.3% (Cost $108,393)	114,559
	Other Assets in Excess of Liabilities — 0.7%	797

	NET ASSETS — 100.0%	$115,356

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Diversified Telecommunication Services	9.3%
Insurance	9.2
Pharmaceuticals	9.1
Banks	7.8
Hotels, Restaurants & Leisure	6.7
Tobacco	5.8
Trading Companies & Distributors	4.6
Real Estate Management & Development	3.9
Media	3.7
Airlines	3.6
Semiconductors & Semiconductor Equipment	3.5
Transportation Infrastructure	3.5
Aerospace & Defense	3.0
Real Estate Investment Trusts (REITs)	2.7
Beverages	2.7
Paper & Forest Products	2.5
Metals & Mining	2.3
Auto Components	2.2
Oil, Gas & Consumable Fuels	2.1
Automobiles	2.0
Household Durables	1.9
Capital Markets	1.4
IT Services	1.3
Others (each less than 1.0%)	0.8
Short-Term Investment	4.4

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT APRIL 30, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
344	GBP
54,294	for JPY	Citibank, N.A.	05/20/16	$510	#	$502	#	$(8)
774	GBP
124,644	for JPY	Standard Chartered Bank	05/20/16	1,172	#	1,131	#	(41)
3,273	AUD	Societe Generale	05/20/16	2,556		2,487		(69)
1,432	AUD	Standard Chartered Bank	05/20/16	1,101		1,088		(13)
905,482	JPY	HSBC Bank, N.A.	05/20/16	8,319		8,514		195
				$13,658		$13,722		$64

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	59

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
5,663	GBP	Goldman Sachs International	05/20/16	$8,029	$8,275	$(246)
9,609	ILS	Citibank, N.A.	05/20/16	2,549	2,573	(24)
4,067	ILS	Deutsche Bank AG	05/20/16	1,081	1,088	(7)
31,701	JPY	Goldman Sachs International	05/20/16	290	299	(9)
				$11,949	$12,235	$(286)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at April 30, 2016 of the currency being sold, and the value at April 30, 2016 is the U.S. dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

60	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.1%
	Australia — 3.9%
1,960	Australia & New Zealand Banking Group Ltd.	35,927
5,597	Goodman Group	29,161
2,560	Oil Search Ltd.	13,570
3,210	Westfield Corp.	24,516

		103,174

	Belgium — 2.1%
452	Anheuser-Busch InBev S.A./N.V.	56,052

	China — 0.8%
4,174	ENN Energy Holdings Ltd.	20,359

	Denmark — 3.5%
414	Chr Hansen Holding A/S	25,808
178	Genmab A/S (a)	26,413
700	Novo Nordisk A/S, Class B	39,088

		91,309

	Finland — 1.8%
4,808	Nokia OYJ	28,386
997	UPM-Kymmene OYJ	19,086

		47,472

	France — 8.6%
516	Airbus Group SE	32,285
1,307	AXA S.A.	33,008
685	BNP Paribas S.A.	36,279
786	Klepierre	36,973
329	Renault S.A.	31,707
394	Technip S.A. (a)	23,097
372	Thales S.A.	32,178

		225,527

	Germany — 6.5%
271	adidas AG	34,912
164	Bayer AG	18,955
309	Bayerische Motoren Werke AG	28,612
135	Continental AG	29,820
2,627	Infineon Technologies AG	37,482
137	Linde AG	20,941

		170,722

	Hong Kong — 1.6%
7,062	China Overseas Land & Investment Ltd.	22,417
1,635	CK Hutchison Holdings Ltd.	19,561

		41,978

	India — 0.9%
380	HDFC Bank Ltd., ADR	23,895

SHARES	SECURITY DESCRIPTION	VALUE($)

	Ireland — 1.4%
582	Shire plc	36,329

	Italy — 3.3%
8,427	Enel S.p.A.	38,301
3,867	Snam S.p.A.	23,650
25,559	Telecom Italia S.p.A. (a)	24,958

		86,909

	Japan — 23.9%
482	Daikin Industries Ltd.	38,269
1,376	Daiwa House Industry Co., Ltd.	36,765
645	Dentsu, Inc.	32,762
2,217	DMG Mori Co., Ltd.	24,869
818	Japan Airlines Co., Ltd.	29,443
5,714	Kajima Corp.	35,496
68	Keyence Corp.	40,819
7,922	Mitsubishi UFJ Financial Group, Inc.	36,556
1,590	Mitsui Fudosan Co., Ltd.	38,832
796	NH Foods Ltd.	17,742
1,396	Nippon Steel & Sumitomo Metal Corp.	29,056
1,097	Nippon Telegraph & Telephone Corp.	49,109
254	Oriental Land Co., Ltd.	17,631
2,627	ORIX Corp.	37,157
338	Seven & i Holdings Co., Ltd.	13,799
1,017	Sompo Japan Nipponkoa Holdings, Inc.	26,692
432	Suntory Beverage & Food Ltd.	18,871
928	Tokio Marine Holdings, Inc.	30,357
729	Toyota Motor Corp.	36,968
1,793	Yamato Holdings Co., Ltd.	36,159

		627,352

	Netherlands — 5.3%
417	ASML Holding N.V. (a)	40,292
2,981	ING Groep N.V., CVA	36,522
2,305	Royal Dutch Shell plc, Class A	60,892

		137,706

	Norway — 1.5%
8,998	Norsk Hydro ASA	39,150

	Spain — 0.5%
2,136	Distribuidora Internacional de Alimentacion S.A.	11,886

	Sweden — 2.2%
1,017	Electrolux AB, Series B	29,550
2,986	Nordea Bank AB	29,024

		58,574

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	61

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — 6.4%
277	Nestle S.A.	20,704
260	Roche Holding AG	65,683
2,455	UBS Group AG	42,559
670	Wolseley plc	37,533

		166,479

	United Kingdom — 22.9%
445	Associated British Foods plc	19,950
611	AstraZeneca plc	35,051
2,659	Aviva plc	16,844
915	British American Tobacco plc	55,819
8,434	Centrica plc	29,452
4,305	Dixons Carphone plc	26,796
2,811	GlaxoSmithKline plc	60,070
6,821	HSBC Holdings plc	45,203
508	InterContinental Hotels Group plc	20,291
5,792	Kingfisher plc	30,856
2,231	Pennon Group plc	26,518
1,455	Prudential plc	28,722
465	Reckitt Benckiser Group plc	45,325
991	Rio Tinto plc	33,243
308	SABMiller plc	18,839
1,860	Smith & Nephew plc	31,504
10,210	Taylor Wimpey plc	27,542
15,433	Vodafone Group plc	49,723

		601,748

	Total Common Stocks (Cost $2,439,767)	2,546,621

Preferred Stock — 1.1%
	Germany — 1.1%
256	Henkel AG & Co. KGaA (Cost $22,464)	29,248

Short-Term Investment — 1.9%
	Investment Company — 1.9%
50,458	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.390% (b) (l) (Cost $50,458)	50,458

	Total Investments — 100.1% (Cost $2,512,689)	2,626,327
	Liabilities in Excess of Other Assets — (0.1)%	(3,149)

	NET ASSETS — 100.0%	$2,623,178

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Pharmaceuticals	9.7%
Banks	9.3
Insurance	5.2
Metals & Mining	3.9
Real Estate Management & Development	3.7
Automobiles	3.7
Beverages	3.6
Real Estate Investment Trusts (REITs)	3.5
Semiconductors & Semiconductor Equipment	3.0
Household Products	2.8
Oil, Gas & Consumable Fuels	2.8
Diversified Telecommunication Services	2.8
Aerospace & Defense	2.5
Food Products	2.2
Specialty Retail	2.2
Household Durables	2.2
Tobacco	2.1
Wireless Telecommunication Services	1.9
Chemicals	1.8
Gas Utilities	1.7
Capital Markets	1.6
Electronic Equipment, Instruments & Components	1.6
Electric Utilities	1.5
Building Products	1.5
Hotels, Restaurants & Leisure	1.4
Trading Companies & Distributors	1.4
Diversified Financial Services	1.4
Air Freight & Logistics	1.4
Construction & Engineering	1.4
Textiles, Apparel & Luxury Goods	1.3
Media	1.2
Health Care Equipment & Supplies	1.2
Auto Components	1.1
Multi-Utilities	1.1
Airlines	1.1
Communications Equipment	1.1
Water Utilities	1.0
Biotechnology	1.0
Food & Staples Retailing	1.0
Others (each less than 1.0%)	3.2
Short-Term Investment	1.9

SEE NOTES TO FINANCIAL STATEMENTS.

62	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
8,335	AUD	Citibank, N.A.	05/11/16	$6,391	$6,335	$(56)
100,904	AUD	Goldman Sachs International	05/11/16	71,385	76,697	5,312
16,948	CHF	Goldman Sachs International	05/11/16	17,442	17,673	231
24,630	CHF	Morgan Stanley	05/11/16	24,931	25,684	753
41,057	CHF	Royal Bank of Canada	05/11/16	41,645	42,813	1,168
9,705	CHF	Standard Chartered Bank	05/11/16	9,980	10,120	140
35,881	CHF	Union Bank of Switzerland AG	05/11/16	37,084	37,416	332
37,647	DKK	BNP Paribas	05/11/16	5,732	5,794	62
16,688	EUR	BNP Paribas	05/11/16	18,152	19,113	961
12,103	EUR	Goldman Sachs International	05/11/16	13,703	13,861	158
39,685	EUR	HSBC Bank, N.A.	05/11/16	44,902	45,452	550
39,771	EUR	Merrill Lynch International	05/11/16	45,059	45,550	491
77,845	EUR	Union Bank of Switzerland AG	05/11/16	87,777	89,156	1,379
9,167	GBP	Barclays Bank plc	05/11/16	12,860	13,395	535
50,588	GBP	Goldman Sachs International	05/11/16	71,971	73,918	1,947
61,405	HKD	Royal Bank of Canada	05/11/16	7,902	7,917	15
78,133	HKD	Standard Chartered Bank	05/11/16	10,031	10,073	42
641,704	JPY	BNP Paribas	05/11/16	5,721	6,032	311
4,399,186	JPY	Royal Bank of Scotland	05/11/16	40,328	41,352	1,024
1,058,617	JPY	Societe Generale	05/11/16	9,300	9,951	651
2,293,032	JPY	Standard Chartered Bank	05/11/16	20,242	21,555	1,313
2,034,787	JPY	Union Bank of Switzerland AG	05/11/16	17,867	19,127	1,260
373,227	SEK	Goldman Sachs International	05/11/16	44,316	46,489	2,173
37,640	SGD	Standard Chartered Bank	05/11/16	26,961	27,982	1,021
				$691,682	$713,455	$21,773

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
7,300	CHF	Goldman Sachs International	05/11/16	$7,348	$7,613	$(265)
50,579	DKK	Barclays Bank plc	05/11/16	7,538	7,783	(245)
40,369	DKK	Citibank, N.A.	05/11/16	5,890	6,212	(322)
41,295	DKK	Goldman Sachs International	05/11/16	6,243	6,355	(112)
36,471	DKK	Morgan Stanley	05/11/16	5,348	5,613	(265)
31,250	DKK	Standard Chartered Bank	05/11/16	4,719	4,809	(90)
34,171	EUR	Citibank, N.A.	05/11/16	37,232	39,136	(1,904)
33,580	EUR	Goldman Sachs International	05/11/16	37,572	38,460	(888)
14,319	EUR	HSBC Bank, N.A.	05/11/16	16,341	16,400	(59)
7,771	EUR	Royal Bank of Canada	05/11/16	8,456	8,899	(443)
65,293	EUR	State Street Corp.	05/11/16	73,943	74,781	(838)
142,196	GBP	HSBC Bank, N.A.	05/11/16	205,583	207,774	(2,191)
22,010	GBP	Royal Bank of Canada	05/11/16	31,002	32,160	(1,158)
3,904	GBP	Societe Generale	05/11/16	5,602	5,705	(103)
4,812	GBP	State Street Corp.	05/11/16	6,976	7,031	(55)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	63

JPMorgan International Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,247,209	JPY	Barclays Bank plc	05/11/16	$10,985	$11,724	$(739)
6,313,189	JPY	Goldman Sachs International	05/11/16	57,958	59,344	(1,386)
6,645,111	JPY	HSBC Bank, N.A.	05/11/16	57,820	62,464	(4,644)
2,221,002	JPY	Standard Chartered Bank	05/11/16	19,520	20,878	(1,358)
100,414	NOK	Royal Bank of Canada	05/11/16	11,766	12,471	(705)
89,827	NOK	State Street Corp.	05/11/16	10,830	11,156	(326)
190,989	SEK	State Street Corp.	05/11/16	23,307	23,789	(482)
				$651,979	$670,557	$(18,578)

SEE NOTES TO FINANCIAL STATEMENTS.

64	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.2%
	Australia — 5.8%
886	AMP Ltd.	3,935
597	Australia & New Zealand Banking Group Ltd.	10,950
449	BGP Holdings plc (a)	—	(h)
663	BHP Billiton Ltd.	10,346
214	Commonwealth Bank of Australia	11,935
44	CSL Ltd.	3,509
762	Dexus Property Group	4,859
1,285	Goodman Group	6,696
95	Macquarie Group Ltd.	4,555
52	National Australia Bank Ltd.	1,070
282	Wesfarmers Ltd.	9,146
136	Westpac Banking Corp.	3,193

		70,194

	Belgium — 1.0%
102	Anheuser-Busch InBev S.A./N.V.	12,690

	Denmark — 1.1%
62	Chr Hansen Holding A/S	3,878
161	Novo Nordisk A/S, Class B	9,008

		12,886

	Finland — 1.9%
89	Cargotec Oyj, Class B	3,385
1,543	Nokia OYJ	9,107
512	Outokumpu OYJ (a)	2,153
197	UPM-Kymmene OYJ	3,767
103	Wartsila OYJ Abp	4,423

		22,835

	France — 9.4%
108	Air Liquide S.A.	12,284
142	Airbus Group SE	8,900
73	Arkema S.A.	5,804
516	AXA S.A.	13,029
174	BNP Paribas S.A.	9,239
67	Capgemini S.A.	6,268
257	Engie S.A.	4,233
836	Natixis S.A.	4,610
84	Renault S.A.	8,064
118	Sanofi	9,712
64	Schneider Electric SE (a)	4,205
39	Sodexo S.A.	3,966
59	Thales S.A.	5,126
221	TOTAL S.A.	11,157
335	Vivendi S.A.	6,434

		113,031

SHARES	SECURITY DESCRIPTION	VALUE($)

	Germany — 8.1%
70	adidas AG	9,043
14	Allianz SE	2,390
24	BASF SE	1,980
132	Bayer AG	15,205
115	Brenntag AG	6,740
189	Daimler AG	13,156
57	Deutsche Bank AG	1,076
86	Deutsche Post AG	2,519
535	Deutsche Telekom AG	9,388
314	E.ON SE	3,253
43	HeidelbergCement AG	3,796
540	Infineon Technologies AG	7,702
31	Linde AG	4,691
165	SAP SE	12,930
41	Siemens AG	4,274

		98,143

	Hong Kong — 2.4%
628	AIA Group Ltd.	3,761
566	Cheung Kong Property Holdings Ltd.	3,867
690	CK Hutchison Holdings Ltd.	8,251
140	Hang Seng Bank Ltd.	2,539
496	Power Assets Holdings Ltd.	4,724
702	Sands China Ltd.	2,502
619	Wharf Holdings Ltd. (The)	3,347

		28,991

	Ireland — 1.6%
49	DCC plc	4,354
62	Ryanair Holdings plc, ADR	4,996
167	Shire plc	10,437

		19,787

	Israel — 0.3%
59	Teva Pharmaceutical Industries Ltd., ADR	3,238

	Italy — 2.6%
439	Assicurazioni Generali S.p.A.	6,713
227	Atlantia S.p.A.	6,323
2,229	Enel S.p.A.	10,131
4,635	Telecom Italia S.p.A. (a)	4,526
1,058	UniCredit S.p.A.	4,104

		31,797

	Japan — 21.8%
326	Amada Holdings Co., Ltd.	3,279
171	Bridgestone Corp.	6,283
39	Central Japan Railway Co.	6,779

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	65

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
91		Daikin Industries Ltd.	7,207
75		Dentsu, Inc.	3,826
343		DMG Mori Co., Ltd.	3,852
93		East Japan Railway Co.	8,147
103		Electric Power Development Co., Ltd.	3,089
919		Fujitsu Ltd.	3,212
1,411		Hitachi Ltd.	6,465
306		Honda Motor Co., Ltd.	8,263
333		J. Front Retailing Co., Ltd.	4,005
67		Japan Tobacco, Inc.	2,717
205		JFE Holdings, Inc.	2,874
982		JX Holdings, Inc.	4,220
861		Kajima Corp.	5,349
163		KDDI Corp.	4,698
10		Keyence Corp.	5,994
403		Kirin Holdings Co., Ltd.	5,806
289		Kyowa Hakko Kirin Co., Ltd.	5,134
296		Kyushu Electric Power Co., Inc.	2,968
135		LIXIL Group Corp.	2,829
112		Mabuchi Motor Co., Ltd.	5,560
354		Mazda Motor Corp.	5,398
257		Medipal Holdings Corp.	4,071
2,353		Mitsubishi UFJ Financial Group, Inc.	10,857
124		Mitsui & Co., Ltd.	1,515
294		Mitsui Fudosan Co., Ltd.	7,173
143		MS&AD Insurance Group Holdings, Inc.	3,777
155		NGK Spark Plug Co., Ltd.	3,089
61		Nidec Corp.	4,477
163		Nippon Steel & Sumitomo Metal Corp.	3,400
200		Nippon Telegraph & Telephone Corp.	8,946
904		Nishi-Nippon City Bank Ltd. (The)	1,631
—	(h)	Nitori Holdings Co., Ltd.	8
165		Omron Corp.	5,243
262		ORIX Corp.	3,706
174		Otsuka Holdings Co., Ltd.	6,775
224		Seiko Epson Corp.	3,671
224		Seven & i Holdings Co., Ltd.	9,152
123		Shin-Etsu Chemical Co., Ltd.	6,889
267		Sony Corp.	6,479
803		Sumitomo Bakelite Co., Ltd.	3,314
301		Sumitomo Mitsui Financial Group, Inc.	9,049
163		Sumitomo Realty & Development Co., Ltd.	4,739
122		Suntory Beverage & Food Ltd.	5,312
102		Suzuken Co., Ltd.	3,485
388		Takashimaya Co., Ltd.	2,833

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
802	Tokyo Gas Co., Ltd.	3,539
343	Toyota Motor Corp.	17,397
273	Yamato Holdings Co., Ltd.	5,510

		263,991

	Luxembourg — 0.5%
1,058	ArcelorMittal	5,970

	Netherlands — 6.3%
741	Aegon N.V.	4,260
84	ASML Holding N.V. (a)	8,135
91	Heineken N.V.	8,544
762	ING Groep N.V., CVA	9,334
1,119	Koninklijke KPN N.V.	4,398
292	Koninklijke Philips N.V.	8,028
144	NN Group N.V.	4,983
372	Royal Dutch Shell plc, Class A	9,733
709	Royal Dutch Shell plc, Class B	18,605

		76,020

	New Zealand — 0.4%
1,706	Spark New Zealand Ltd.	4,410

	Norway — 0.2%
194	DNB ASA	2,483

	Portugal — 0.3%
266	Galp Energia SGPS S.A.	3,656

	Singapore — 0.8%
676	DBS Group Holdings Ltd.	7,648
340	Singapore Exchange Ltd.	1,899

		9,547

	Spain — 2.3%
1,035	Banco Santander S.A.	5,257
4,189	Bankia S.A.	3,907
563	Distribuidora Internacional de Alimentacion S.A.	3,134
958	Iberdrola S.A.	6,822
244	Repsol S.A.	3,214
481	Telefonica S.A.	5,266

		27,600

	Sweden — 1.8%
254	Electrolux AB, Series B	7,381
781	Nordea Bank AB	7,594
612	Sandvik AB	6,285

		21,260

	Switzerland — 9.6%
40	Actelion Ltd. (a)	6,537

SEE NOTES TO FINANCIAL STATEMENTS.

66	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
66	Cie Financiere Richemont S.A.	4,376
158	Credit Suisse Group AG (a)	2,399
162	LafargeHolcim Ltd. (a)	8,232
394	Nestle S.A.	29,374
218	Novartis AG	16,605
87	Roche Holding AG	21,894
10	Syngenta AG	3,872
544	UBS Group AG	9,437
165	Wolseley plc	9,215
20	Zurich Insurance Group AG (a)	4,470

		116,411

	United Kingdom — 18.0%
530	3i Group plc	3,673
142	Associated British Foods plc	6,357
200	AstraZeneca plc	11,479
1,023	Aviva plc	6,481
4,157	Barclays plc	10,438
610	Barratt Developments plc	4,747
1,511	BP plc	8,326
317	British American Tobacco plc	19,302
2,598	Centrica plc	9,071
1,574	Debenhams plc	1,808
814	Dixons Carphone plc	5,070
244	Domino’s Pizza Group plc	3,287
699	GlaxoSmithKline plc	14,945
2,049	HSBC Holdings plc	13,581
236	HSBC Holdings plc	1,571
198	InterContinental Hotels Group plc	7,918
837	ITV plc	2,757
10,760	Lloyds Banking Group plc	10,562
243	Prudential plc	4,799
116	Reckitt Benckiser Group plc	11,289

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
109	Rio Tinto Ltd.	4,268
69	Rio Tinto plc	2,323
683	RSA Insurance Group plc	4,588
122	SABMiller plc	7,498
854	Standard Chartered plc	6,905
1,309	Taylor Wimpey plc	3,531
204	Unilever N.V., CVA	8,967
4,401	Vodafone Group plc	14,179
69	Whitbread plc	3,917
144	WPP plc	3,369

		217,006

	Total Common Stocks (Cost $1,135,496)	1,161,946

Preferred Stocks — 1.0%
	Germany — 1.0%
79	Henkel AG & Co. KGaA	8,992
22	Volkswagen AG	3,209

	Total Preferred Stocks (Cost $10,217)	12,201

Short-Term Investment — 2.0%
	Investment Company — 2.0%
24,061	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.390% (b) (l) (Cost $24,061)	24,061

	Total Investments — 99.2% (Cost $1,169,774)	1,198,208
	Other Assets in Excess of Liabilities — 0.8%	9,752

	NET ASSETS — 100.0%	$1,207,960

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	67

JPMorgan International Research Enhanced Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.4%
Pharmaceuticals	10.4
Insurance	5.3
Oil, Gas & Consumable Fuels	4.9
Automobiles	4.6
Diversified Telecommunication Services	3.6
Chemicals	3.6
Beverages	3.3
Food Products	3.0
Metals & Mining	2.6
Industrial Conglomerates	2.1
Electric Utilities	2.1
Household Durables	1.8
Tobacco	1.8
Hotels, Restaurants & Leisure	1.8
Food & Staples Retailing	1.8
Machinery	1.8

INDUSTRY	PERCENTAGE
Capital Markets	1.8%
Household Products	1.7
Real Estate Management & Development	1.6
Wireless Telecommunication Services	1.6
Electronic Equipment, Instruments & Components	1.5
Trading Companies & Distributors	1.5
Multi-Utilities	1.4
Semiconductors & Semiconductor Equipment	1.3
Road & Rail	1.2
Electrical Equipment	1.2
Aerospace & Defense	1.2
Textiles, Apparel & Luxury Goods	1.1
Software	1.1
Construction Materials	1.0
Real Estate Investment Trusts (REITs)	1.0
Others (each less than 1.0%)	10.9
Short-Term Investment	2.0

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
38	TOPIX Index	06/09/16	JPY	$4,532	$(124)
28	SPI 200 Index	06/16/16	AUD	2,769	70
182	Euro STOXX 50 Index	06/17/16	EUR	6,214	219
65	FTSE 100 Index	06/17/16	GBP	5,915	176

					$341

SEE NOTES TO FINANCIAL STATEMENTS.

68	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Belgium — 2.9%
22	Anheuser-Busch InBev S.A./N.V.	2,764

	Canada — 1.5%
23	Canadian National Railway Co.	1,386

	China — 6.0%
13	Baidu, Inc., ADR (a)	2,492
1,862	CNOOC Ltd.	2,300
39	JD.com, Inc., ADR (a)	989

		5,781

	Denmark — 1.7%
28	Novo Nordisk A/S, Class B	1,590

	Finland — 3.4%
544	Nokia OYJ	3,209

	France — 7.4%
50	Accor S.A.	2,228
142	Orange S.A.	2,351
23	Pernod Ricard S.A.	2,533

		7,112

	Germany — 6.1%
12	Continental AG	2,664
53	Covestro AG (e) (a)	2,092
33	Zalando SE (e) (a)	1,084

		5,840

	Hong Kong — 4.1%
287	Cheung Kong Property Holdings Ltd.	1,957
166	CK Hutchison Holdings Ltd.	1,986

		3,943

	India — 2.0%
31	HDFC Bank Ltd., ADR	1,957

	Ireland — 1.5%
23	Shire plc	1,424

	Israel — 3.4%
59	Teva Pharmaceutical Industries Ltd., ADR	3,232

	Italy — 1.6%
565	Intesa Sanpaolo S.p.A.	1,570

	Japan — 12.1%
44	Japan Tobacco, Inc.	1,785
66	KDDI Corp.	1,887
3	Keyence Corp.	1,918
118	Kubota Corp.	1,716
60	Shiseido Co., Ltd.	1,330
50	Sumitomo Mitsui Financial Group, Inc.	1,502
23	Tokyo Electron Ltd.	1,487

		11,625

SHARES	SECURITY DESCRIPTION	VALUE($)

	Netherlands — 6.2%
22	Akzo Nobel N.V.	1,573
144	Altice N.V., Class A (a)	2,185
179	ING Groep N.V., CVA	2,190

		5,948

	South Africa — 1.5%
10	Naspers Ltd., Class N	1,434

	South Korea — 2.9%
5	Samsung Electronics Co., Ltd., Reg. S, GDR	2,783

	Switzerland — 10.2%
10	Actelion Ltd. (a)	1,562
21	Cie Financiere Richemont S.A.	1,405
47	LafargeHolcim Ltd. (a)	2,366
11	Roche Holding AG	2,780
94	UBS Group AG	1,631

		9,744

	Taiwan — 1.8%
72	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,700

	United Kingdom — 20.3%
106	ARM Holdings plc	1,456
744	Barclays plc	1,867
114	British Land Co. plc (The)	1,204
2,110	Lloyds Banking Group plc	2,071
340	Meggitt plc	2,042
116	Prudential plc	2,283
90	RELX N.V.	1,505
107	Smith & Nephew plc	1,818
157	Standard Chartered plc	1,268
878	Vodafone Group plc	2,828
47	WPP plc	1,101

		19,443

	Total Common Stocks (Cost $92,931)	92,485

Short-Term Investment — 3.4%
	Investment Company — 3.4%
3,281	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.390% (b) (l) (Cost $3,281)	3,281

	Total Investments — 100.0% (Cost $96,212)	95,766
	Liabilities in Excess of Other Assets — 0.0% (g)	(23)

	NET ASSETS — 100.0%	$95,743

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	69

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.0%
Pharmaceuticals	9.4
Media	6.5
Beverages	5.5
Wireless Telecommunication Services	4.9
Semiconductors & Semiconductor Equipment	4.8
Chemicals	3.8
Communications Equipment	3.4
Technology Hardware, Storage & Peripherals	2.9
Auto Components	2.8
Internet Software & Services	2.6
Construction Materials	2.5
Diversified Telecommunication Services	2.5
Oil, Gas & Consumable Fuels	2.4
Insurance	2.4
Hotels, Restaurants & Leisure	2.3

INDUSTRY	PERCENTAGE
Internet & Catalog Retail	2.2%
Aerospace & Defense	2.1
Industrial Conglomerates	2.1
Real Estate Management & Development	2.0
Electronic Equipment, Instruments & Components	2.0
Health Care Equipment & Supplies	1.9
Tobacco	1.9
Machinery	1.8
Capital Markets	1.7
Biotechnology	1.6
Textiles, Apparel & Luxury Goods	1.5
Road & Rail	1.4
Personal Products	1.4
Real Estate Investment Trusts (REITs)	1.3
Short-Term Investment	3.4

SEE NOTES TO FINANCIAL STATEMENTS.

70	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
		Australia — 3.1%
2,489		Australia & New Zealand Banking Group Ltd.	45,622
4,339		Goodman Group	22,608

			68,230

		Belgium — 2.1%
133		Anheuser-Busch InBev S.A./N.V.	16,438
528		KBC Groep N.V.	29,729

			46,167

		Canada — 0.7%
384		TransCanada Corp.	15,945

		China — 1.1%
18,972		CNOOC Ltd.	23,436

		Denmark — 0.7%
119		Pandora A/S	15,481

		Finland — 1.8%
2,846		Nokia OYJ	16,802
1,217		UPM-Kymmene OYJ	23,299

			40,101

		France — 11.7%
333		Airbus Group SE	20,821
1,893		AXA S.A.	47,795
722		BNP Paribas S.A.	38,227
215		Capgemini S.A.	20,038
1,929		Natixis S.A.	10,645
350		Renault S.A.	33,801
197		Schneider Electric SE (a)	12,884
—	(h)	Thales S.A.	39
1,454		TOTAL S.A.	73,467

			257,717

		Germany — 6.9%
102		adidas AG	13,192
314		Bayer AG	36,310
342		Brenntag AG	20,066
528		Daimler AG	36,798
1,438		E.ON SE	14,905
138		HeidelbergCement AG	12,274
1,376		Infineon Technologies AG	19,625

			153,170

		Hong Kong — 1.8%
3,494		China Overseas Land & Investment Ltd.	11,091
2,442		CK Hutchison Holdings Ltd.	29,216

			40,307

SHARES	SECURITY DESCRIPTION	VALUE($)

	Ireland — 1.4%
128	Ryanair Holdings plc, ADR	10,400
327	Shire plc	20,380

		30,780

	Israel — 1.2%
468	Teva Pharmaceutical Industries Ltd., ADR	25,486

	Italy — 4.0%
8,964	Enel S.p.A.	40,741
11,213	Intesa Sanpaolo S.p.A.	31,171
17,131	Telecom Italia S.p.A. (a)	16,728

		88,640

	Japan — 20.0%
355	Daikin Industries Ltd.	28,172
1,106	Daiwa House Industry Co., Ltd.	29,543
427	Dentsu, Inc.	21,675
1,202	DMG Mori Co., Ltd.	13,488
991	Honda Motor Co., Ltd.	26,754
632	Japan Airlines Co., Ltd.	22,756
11,014	Mitsubishi UFJ Financial Group, Inc.	50,826
1,396	Mitsui Fudosan Co., Ltd.	34,094
568	NH Foods Ltd.	12,660
1,270	Nippon Telegraph & Telephone Corp.	56,810
847	Sompo Japan Nipponkoa Holdings, Inc.	22,239
777	Sony Corp.	18,827
487	Sumitomo Mitsui Financial Group, Inc.	14,667
4,054	Sumitomo Mitsui Trust Holdings, Inc.	12,461
306	Suzuken Co., Ltd.	10,500
969	Suzuki Motor Corp.	26,565
375	Toyota Motor Corp.	19,019
1,067	Yamato Holdings Co., Ltd.	21,518

		442,574

	Luxembourg — 1.1%
4,254	ArcelorMittal	24,013

	Netherlands — 7.8%
2,611	ING Groep N.V., CVA	31,997
1,139	Koninklijke Philips N.V.	31,303
602	NN Group N.V.	20,894
3,326	Royal Dutch Shell plc, Class A	87,109

		171,303

	Norway — 1.1%
5,711	Norsk Hydro ASA	24,848

	South Korea — 0.9%
19	Samsung Electronics Co., Ltd.	21,025

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	71

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — 1.8%
4,830	Banco Santander S.A.	24,528
16,017	Bankia S.A.	14,941

		39,469

	Sweden — 2.9%
751	Electrolux AB, Series B	21,832
3,313	Nordea Bank AB	32,208
1,062	Sandvik AB	10,913

		64,953

	Switzerland — 4.6%
894	Credit Suisse Group AG (a)	13,610
311	LafargeHolcim Ltd. (a)	15,814
84	Roche Holding AG	21,252
491	Wolseley plc	27,483
100	Zurich Insurance Group AG (a)	22,429

		100,588

	United Kingdom — 19.9%
2,500	Aviva plc	15,838
7,251	Barclays plc	18,205
1,400	Barratt Developments plc	10,906
636	British American Tobacco plc	38,768
7,053	Centrica plc	24,631
1,893	Dixons Carphone plc	11,785
2,640	GlaxoSmithKline plc	56,419
552	InterContinental Hotels Group plc	22,058
30,832	Lloyds Banking Group plc	30,262
2,072	National Grid plc	29,566
2,125	Prudential plc	41,955
1,277	Rio Tinto plc	42,840
1,887	RSA Insurance Group plc	12,676
2,799	Standard Chartered plc	22,624
18,664	Vodafone Group plc	60,132

		438,665

	Total Common Stocks (Cost $2,117,113)	2,132,898

Preferred Stock — 0.5%
	Germany — 0.5%
93	Henkel AG & Co. KGaA (Cost $10,409)	10,578

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.3%
	Investment Company — 2.3%
51,512	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.391% (b) (l) (Cost $51,512)	51,512

	Total Investments — 99.4% (Cost $2,179,034)	2,194,988
	Other Assets in Excess of Liabilities — 0.6%	13,003

	NET ASSETS — 100.0%	$2,207,991

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	18.6%
Oil, Gas & Consumable Fuels	9.1
Insurance	8.4
Pharmaceuticals	7.3
Automobiles	6.5
Metals & Mining	4.2
Real Estate Management & Development	3.4
Diversified Telecommunication Services	3.4
Multi-Utilities	3.1
Industrial Conglomerates	2.8
Wireless Telecommunication Services	2.7
Household Durables	2.3
Trading Companies & Distributors	2.2
Electric Utilities	1.9
Tobacco	1.8
Airlines	1.5
Textiles, Apparel & Luxury Goods	1.3
Building Products	1.3
Construction Materials	1.3
Machinery	1.1
Paper & Forest Products	1.1
Real Estate Investment Trusts (REITs)	1.0
Hotels, Restaurants & Leisure	1.0
Media	1.0
Air Freight & Logistics	1.0
Technology Hardware, Storage & Peripherals	1.0
Aerospace & Defense	1.0
Others (each less than 1.0%)	6.4
Short-Term Investment	2.3

SEE NOTES TO FINANCIAL STATEMENTS.

72	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT APRIL 30, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
5,849	CAD
3,181	for GBP	Barclays Bank plc	05/27/16	$4,649	#	$4,662	#	$13
121,243	AUD	Goldman Sachs International	05/27/16	87,496		92,093		4,597
29,153	CHF	Citibank, N.A.	05/27/16	29,784		30,421		637
4,151	CHF	Morgan Stanley	05/27/16	4,206		4,331		125
46,988	CHF	Royal Bank of Canada	05/27/16	47,364		49,032		1,668
61,400	DKK	Deutsche Bank AG	05/27/16	9,074		9,453		379
46,319	EUR	Deutsche Bank AG	05/27/16	52,568		53,075		507
38,633	EUR	Goldman Sachs International	05/27/16	43,972		44,268		296
18,555	EUR	Royal Bank of Scotland	05/27/16	20,702		21,261		559
9,135	EUR	State Street Corp.	05/27/16	10,299		10,468		169
13,387	GBP	Citibank, N.A.	05/27/16	19,047		19,562		515
11,811	GBP	Deutsche Bank AG	05/27/16	17,073		17,258		185
4,188	GBP	Goldman Sachs International	05/27/16	5,961		6,119		158
9,984	GBP	Standard Chartered Bank	05/27/16	14,117		14,588		471
3,679	GBP	State Street Corp.	05/27/16	5,123		5,376		253
62,115	HKD	Union Bank of Switzerland AG	05/27/16	8,000		8,010		10
4,158,839	JPY	BNP Paribas	05/27/16	37,058		39,108		2,050
876,134	JPY	Goldman Sachs International	05/27/16	7,707		8,239		532
1,683,693	JPY	HSBC Bank, N.A.	05/27/16	15,259		15,833		574
787,033	JPY	State Street Corp.	05/27/16	6,980		7,401		421
1,583,337	JPY	Union Bank of Switzerland AG	05/27/16	14,109		14,889		780
40,864	NOK	Standard Chartered Bank	05/27/16	4,762		5,075		313
42,929	SGD	State Street Corp.	05/27/16	30,465		31,899		1,434
				$495,775		$512,421		$16,646

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT APRIL 30, 2016		NET UNREALIZED APPRECIATION (DEPRECIATION)
7,137	AUD	Australia & New Zealand Banking Group Ltd.	05/27/16	$5,479		$5,420		$59
12,830	AUD	Goldman Sachs International	05/27/16	9,568		9,746		(178)
19,818	CAD	Royal Bank of Scotland	05/27/16	15,732		15,795		(63)
8,601	CHF	Morgan Stanley	05/27/16	8,991		8,975		16
4,600	CHF	State Street Corp.	05/27/16	4,791		4,801		(10)
68,696	DKK	Goldman Sachs International	05/27/16	10,169		10,577		(408)
9,074	EUR	Citibank, N.A.	05/27/16	10,142		10,397		(255)
7,513	EUR	Deutsche Bank AG	05/27/16	8,490		8,610		(120)
95,494	EUR	Goldman Sachs International	05/27/16	105,288		109,422		(4,134)
33,531	EUR	HSBC Bank, N.A.	05/27/16	37,526		38,421		(895)
6,685	EUR	Royal Bank of Canada	05/27/16	7,632		7,660		(28)
8,879	EUR	Standard Chartered Bank	05/27/16	10,091		10,175		(84)
8,117	EUR	State Street Corp.	05/27/16	9,017		9,302		(285)
56,985	GBP	BNP Paribas	05/27/16	80,571		83,269		(2,698)
5,807	GBP	Deutsche Bank AG	05/27/16	8,150		8,485		(335)
20,872	GBP	Morgan Stanley	05/27/16	29,259		30,499		(1,240)
3,661	GBP	Standard Chartered Bank	05/27/16	5,195		5,350		(155)
10,754	GBP	State Street Corp.	05/27/16	15,300		15,714		(414)

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	73

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

CONTRACTS TO SELL	CURRENCY	COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT APRIL 30, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
1,577,115	JPY	Australia & New Zealand Banking Group Ltd.	05/27/16	$14,310	$14,831	$(521)
723,537	JPY	Barclays Bank plc	05/27/16	6,636	6,804	(168)
539,904	JPY	Goldman Sachs International	05/27/16	4,792	5,077	(285)
737,073	JPY	HSBC Bank, N.A.	05/27/16	6,639	6,931	(292)
512,780	JPY	Morgan Stanley	05/27/16	4,740	4,822	(82)
809,313	JPY	Standard Chartered Bank	05/27/16	7,178	7,611	(433)
1,009,813	JPY	State Street Corp.	05/27/16	9,120	9,496	(376)
104,090	NOK	Royal Bank of Canada	05/27/16	12,085	12,926	(841)
53,746	SEK	State Street Corp.	05/27/16	6,387	6,699	(312)
				$453,278	$467,815	$(14,537)

#	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at April 30, 2016 of the currency being sold, and the value at April 30, 2016 is the U.S. Dollar market value of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

74	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Australia — 6.4%
744	Australia & New Zealand Banking Group Ltd.	13,629
1,147	Bendigo & Adelaide Bank Ltd.	8,076
1,110	BHP Billiton Ltd.	17,328
1,153	Challenger Ltd.	7,798
14,885	Fairfax Media Ltd.	8,946
306	Flight Centre Travel Group Ltd.	9,123
2,716	GPT Group (The)	10,345
2,837	Harvey Norman Holdings Ltd.	9,606
965	LendLease Group	9,265
194	Macquarie Group Ltd.	9,278
7,366	South32 Ltd. (a)	9,212
2,240	Star Entertainment Grp Ltd. (The)	9,563
1,284	Westfield Corp.	9,807
1,014	Westpac Banking Corp.	23,810
460	Woodside Petroleum Ltd.	9,839

		165,625

	Belgium — 1.5%
196	Ageas	7,693
89	Anheuser-Busch InBev S.A./N.V.	11,064
366	bpost S.A.	10,339
90	Delhaize Group	9,504

		38,600

	China — 0.3%
11,549	China Construction Bank Corp., Class H	7,335

	Denmark — 2.5%
466	Danske Bank A/S	13,172
587	Novo Nordisk A/S, Class B	32,748
56	Pandora A/S	7,272
147	Vestas Wind Systems A/S	10,510

		63,702

	Finland — 0.7%
307	Tieto OYJ	8,058
533	UPM-Kymmene OYJ	10,197

		18,255

	France — 11.1%
693	Altran Technologies S.A.	10,279
713	AXA S.A.	18,014
367	BNP Paribas S.A.	19,414
107	Capgemini S.A.	9,955
758	Credit Agricole S.A.	8,389
650	Engie S.A.	10,724
198	Faurecia	8,180
1,681	Natixis S.A.	9,275
788	Orange S.A.	13,089

SHARES	SECURITY DESCRIPTION	VALUE($)

	France — continued
143	Publicis Groupe S.A.	10,558
105	Renault S.A.	10,096
149	Safran S.A.	10,243
352	Sanofi	29,025
180	Schneider Electric SE (a)	11,750
347	Societe Generale S.A.	13,672
82	Sodexo S.A.	8,319
107	Teleperformance	9,578
117	Thales S.A.	10,115
633	TOTAL S.A.	31,979
65	Valeo S.A.	10,336
389	Veolia Environnement S.A.	9,568
216	Vinci S.A.	16,102

		288,660

	Germany — 8.3%
144	Allianz SE	24,564
154	Bayer AG	17,768
130	Bayerische Motoren Werke AG	12,037
53	Continental AG	11,702
210	Covestro AG (a) (e)	8,323
301	Daimler AG	21,006
274	Evonik Industries AG	8,697
175	Freenet AG	5,349
125	Fresenius Medical Care AG & Co. KGaA	10,863
162	Fresenius SE & Co. KGaA	11,800
89	Hannover Rueck SE	10,154
124	HeidelbergCement AG	11,035
764	Infineon Technologies AG	10,905
95	Merck KGaA (a)	8,983
177	OSRAM Licht AG	9,236
103	Rheinmetall AG	8,034
236	Siemens AG	24,657

		215,113

	Hong Kong — 3.6%
3,384	BOC Hong Kong Holdings Ltd.	10,108
1,031	Cheung Kong Infrastructure Holdings Ltd.	9,730
1,475	Cheung Kong Property Holdings Ltd.	10,070
3,226	China Overseas Land & Investment Ltd.	10,240
1,067	CK Hutchison Holdings Ltd.	12,759
9,686	New World Development Co., Ltd.	9,633
2,764	Sands China Ltd.	9,847
852	Swire Pacific Ltd., Class A	9,243
670	Wheelock & Co., Ltd.	3,102
11,446	Xinyi Glass Holdings Ltd.	7,797

		92,529

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	75

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	India — 0.3%
134	HDFC Bank Ltd., ADR	8,439

	Ireland — 1.3%
119	DCC plc	10,595
114	Ryanair Holdings plc, ADR	9,251
222	Shire plc	13,873

		33,719

	Israel — 0.6%
298	Teva Pharmaceutical Industries Ltd., ADR	16,209

	Italy — 1.4%
3,320	Enel S.p.A.	15,091
4,099	Intesa Sanpaolo S.p.A.	11,395
1,188	Mediobanca S.p.A.	9,787

		36,273

	Japan — 21.5%
311	Ajinomoto Co., Inc.	7,162
917	Amada Holdings Co., Ltd.	9,217
787	Astellas Pharma, Inc.	10,615
417	Bandai Namco Holdings, Inc.	8,882
288	Bridgestone Corp.	10,601
1,328	Citizen Holdings Co., Ltd.	7,492
1,807	Concordia Financial Group Ltd. (a)	8,704
730	Daicel Corp.	9,122
170	FamilyMart Co., Ltd.	8,987
2,429	Fuji Electric Co., Ltd.	10,336
309	Fuji Heavy Industries Ltd.	10,153
277	FUJIFILM Holdings Corp.	11,387
117	Hikari Tsushin, Inc.	8,786
709	Hitachi Metals Ltd.	7,195
425	Honda Motor Co., Ltd.	11,480
234	Hoya Corp.	8,942
890	ITOCHU Corp.	11,312
427	Japan Tobacco, Inc.	17,446
708	JTEKT Corp.	9,009
596	KDDI Corp.	17,174
179	Koito Manufacturing Co., Ltd.	7,751
96	Kose Corp.	8,744
154	Matsumotokiyoshi Holdings Co., Ltd.	7,552
621	Mazda Motor Corp.	9,460
560	Mitsubishi Corp.	9,409
949	Mitsubishi Electric Corp.	10,085
4,383	Mitsubishi UFJ Financial Group, Inc.	20,227
1,913	Mitsubishi UFJ Lease & Finance Co., Ltd.	8,336
1,551	Mitsui Chemicals, Inc.	5,144
405	Mitsui Fudosan Co., Ltd.	9,891

SHARES	SECURITY DESCRIPTION	VALUE($)

	Japan — continued
434	Nippon Steel & Sumitomo Metal Corp.	9,022
318	Nippon Telegraph & Telephone Corp.	14,208
80	Nitori Holdings Co., Ltd.	7,479
139	Nitto Denko Corp.	7,483
537	NTT DOCOMO, Inc.	12,875
1,028	Obayashi Corp.	10,071
818	ORIX Corp.	11,576
262	Otsuka Holdings Co., Ltd.	10,226
767	Sekisui Chemical Co., Ltd.	9,591
549	Sekisui House Ltd.	9,532
141	Shin-Etsu Chemical Co., Ltd.	7,914
217	Shionogi & Co., Ltd.	11,071
145	SoftBank Group Corp.	7,807
299	Sompo Japan Nipponkoa Holdings, Inc.	7,837
2,041	Sumitomo Chemical Co., Ltd.	9,225
773	Sumitomo Electric Industries Ltd.	9,304
2,235	Sumitomo Heavy Industries Ltd.	9,393
475	Sumitomo Mitsui Financial Group, Inc.	14,288
2,592	Sumitomo Mitsui Trust Holdings, Inc.	7,967
674	T&D Holdings, Inc.	6,455
1,438	Taisei Corp.	9,815
724	Taiyo Yuden Co., Ltd.	7,225
147	Tokyo Electron Ltd.	9,682
506	Tokyo Tatemono Co., Ltd.	6,682
390	Toyota Motor Corp.	19,744
328	Yamaha Corp.	9,422

		556,495

	Luxembourg — 0.4%
244	APERAM S.A.	9,619

	Netherlands — 5.2%
1,413	Aegon N.V.	8,125
141	Heineken N.V.	13,245
1,482	ING Groep N.V., CVA	18,161
417	Koninklijke Ahold N.V.	9,071
277	NN Group N.V.	9,618
181	Randstad Holding N.V.	9,741
2,207	Royal Dutch Shell plc, Class B	57,932
1,339	Steinhoff International Holdings N.V. (a)	8,375

		134,268

	Norway — 0.8%
801	DNB ASA	10,246
2,345	Norsk Hydro ASA	10,202

		20,448

SEE NOTES TO FINANCIAL STATEMENTS.

76	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Singapore — 0.5%
660	DBS Group Holdings Ltd.	7,467
208	Jardine Cycle & Carriage Ltd.	5,958

		13,425

	South Korea — 0.3%
158	POSCO, ADR	8,204

	Spain — 2.6%
235	Amadeus IT Holding S.A., Class A	10,732
2,204	Banco Santander S.A.	11,193
427	Ferrovial S.A.	9,222
453	Gas Natural SDG S.A.	9,443
2,134	Iberdrola S.A.	15,188
828	Repsol S.A.	10,907

		66,685

	Sweden — 2.7%
574	Boliden AB	10,031
593	Castellum AB	9,494
241	Hexagon AB, Class B	9,636
614	Securitas AB, Class B	9,712
349	Svenska Cellulosa AB S.C.A., Class B	10,997
508	Swedbank AB, Class A	10,967
526	Trelleborg AB, Class B,	9,611

		70,448

	Switzerland — 8.1%
66	Actelion Ltd. (a)	10,657
153	Adecco S.A.	9,878
12	Georg Fischer AG	9,742
59	Lonza Group AG (a)	9,914
515	Nestle S.A.	38,439
379	Novartis AG	28,818
196	Roche Holding AG	49,667
2	Sika AG	9,368
36	Swiss Life Holding AG (a)	9,001
155	Swiss Re AG	13,800
1,235	UBS Group AG	21,417

		210,701

	Taiwan — 0.3%
338	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	7,967

	United Kingdom — 17.4%
1,306	3i Group plc	9,058
156	AstraZeneca plc	8,951
1,641	Aviva plc	10,400
5,293	Barclays plc	13,290

SHARES	SECURITY DESCRIPTION	VALUE($)

	United Kingdom — continued
1,145	Barratt Developments plc	8,919
2,499	Booker Group plc	5,927
5,117	BP plc	28,191
577	British American Tobacco plc	35,193
906	British Land Co. plc (The)	9,536
2,571	BT Group plc	16,666
443	Burberry Group plc	7,706
1,411	Carillion plc	6,073
1,553	Direct Line Insurance Group plc	8,227
1,349	Dixons Carphone plc	8,399
650	Greene King plc	7,778
2,733	HSBC Holdings plc	18,113
353	Imperial Brands plc	19,216
204	Intertek Group plc	9,738
2,306	ITV plc	7,602
1,885	J Sainsbury plc	7,976
1,015	John Wood Group plc	9,282
18,504	Lloyds Banking Group plc	18,161
1,301	Marks & Spencer Group plc	8,067
292	Persimmon plc	8,482
526	Playtech plc	6,190
870	Prudential plc	17,170
235	Reckitt Benckiser Group plc	22,940
589	Rio Tinto plc	19,744
1,189	Segro plc	7,264
1,074	UBM plc	8,952
756	Unilever N.V., CVA	33,222
8,834	Vodafone Group plc	28,462
610	WPP plc	14,256

		449,151

	United States — 0.4%
192	Carnival plc	9,596

	Total Common Stocks (Cost $2,577,422)	2,541,466

Preferred Stock — 0.4%
	Germany — 0.4%
94	Henkel AG & Co. KGaA (Cost $9,338)	10,703

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	77

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.7%
	Investment Company — 2.7%
70,048	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.390% (b) (l) (Cost $70,048)	70,048

	Total Investments — 101.3% (Cost $2,656,808)	2,622,217
	Liabilities in Excess of Other Assets — (1.3)%	(34,173)

	NET ASSETS — 100.0%	$2,588,044

Percentages indicated are based on net assets.

Summary of Investments by Industry, April 30, 2016

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	11.7%
Pharmaceuticals	9.1
Insurance	5.8
Oil, Gas & Consumable Fuels	5.3
Metals & Mining	3.8
Automobiles	3.6
Real Estate Management & Development	3.0
Tobacco	2.7
Wireless Telecommunication Services	2.7
Auto Components	2.5
Chemicals	2.5
Industrial Conglomerates	2.1
Hotels, Restaurants & Leisure	2.1
Electrical Equipment	2.0
Construction & Engineering	2.0
Media	1.9
Capital Markets	1.9
Food & Staples Retailing	1.9
Machinery	1.8
Food Products	1.7
Household Durables	1.7
Household Products	1.7
Diversified Telecommunication Services	1.7
Personal Products	1.6
Electric Utilities	1.5
IT Services	1.5
Professional Services	1.5
Real Estate Investment Trusts (REITs)	1.4
Semiconductors & Semiconductor Equipment	1.1
Diversified Financial Services	1.1
Others (each less than 1.0%)	12.4
Short-Term Investment	2.7

SEE NOTES TO FINANCIAL STATEMENTS.

78	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

J.P. Morgan International Equity Funds

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF APRIL 30, 2016 (Unaudited)

ADR	— American Depositary Receipt
AUD	— Australian Dollar
CAD	— Canadian Dollar
CDI	— CHESS Depository Interest
CHF	— Swiss Franc
CVA	— Dutch Certification
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
GDR	— Global Depositary Receipt
ILS	— Israeli Shekel
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NVDR	— Non Voting Depositary Receipt
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SGD	— Singapore Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.1%.
(h)	— Amount rounds to less than one thousand (shares or dollars).
(l)	— The rate shown is the current yield as of April 30, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	79

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2016 (Unaudited)

(Amounts in thousands, except per share amounts)

	Emerging Economies Fund		Emerging Markets Equity Fund	Emerging Markets Equity Income Fund		Global Research Enhanced Index Fund
ASSETS:
Investments in non-affiliates, at value	$1,102,353		$2,191,711	$2,641		$6,835,706
Investments in affiliates, at value	17,419		49,636	—		—

Total investment securities, at value	1,119,772		2,241,347	2,641		6,835,706
Cash	853		1,167	115		—
Foreign currency, at value	507		1,206	1		563
Receivables:
Investment securities sold	1,882		—	11		8,944
Fund shares sold	162		9,574	—		5,812
Dividends from non-affiliates	853		2,342	11		16,004
Dividends from affiliates	4		15	—		5
Tax reclaims	11		—	—		6,763
Due from Adviser	—		—	30		—
Other assets	—		—	33		—

Total Assets	1,124,044		2,255,651	2,842		6,873,797

LIABILITIES:
Payables:
Due to custodian	—		—	—		2,310
Investment securities purchased	2,100		1,521	3		9,789
Fund shares redeemed	910		3,415	—		5,557
Accrued liabilities:
Investment advisory fees	855		1,717	—		373
Administration fees	28		80	—		—
Distribution fees	12		81	—	(a)	—	(a)
Shareholder servicing fees	12		60	1		1,405
Custodian and accounting fees	85		304	11		58
Trustees’ and Chief Compliance Officer’s fees	—	(a)	4	—	(a)	24
Deferred India capital gains tax	22		367	—		—
Audit fees	38		47	36		42
Sub-transfer agent fees	48		319	—	(a)	—
Other	30		182	2		47

Total Liabilities	4,140		8,097	53		19,605

Net Assets	$1,119,904		$2,247,554	$2,789		$6,854,192

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

80	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Emerging Economies Fund	Emerging Markets Equity Fund	Emerging Markets Equity Income Fund	Global Research Enhanced Index Fund
NET ASSETS:
Paid-in-Capital	$1,362,298	$2,209,605	$3,269	$6,685,675
Accumulated undistributed (distributions in excess of) net investment income	615	3,884	15	45,820
Accumulated net realized gains (losses)	(227,682)	(129,261)	(326)	(262,254)
Net unrealized appreciation (depreciation)	(15,327)	163,326	(169)	384,951

Total Net Assets	$1,119,904	$2,247,554	$2,789	$6,854,192

Net Assets:
Class A	$50,346	$284,714	$114	$20
Class C	2,728	38,732	40	19
Class R2	—	—	—	20
Class R5	2,779	—	18	—
Class R6	1,008,372	1,375,251	22	—
Institutional Class	—	285,067	—	—
Select Class	55,679	263,790	2,595	6,854,133

Total	$1,119,904	$2,247,554	$2,789	$6,854,192

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	4,758	14,471	9	1
Class C	260	2,020	3	1
Class R2	—	—	—	1
Class R5	258	—	2	—
Class R6	94,813	67,998	2	—
Institutional Class	—	14,072	—	—
Select Class	5,208	13,104	205	382,896

Net Asset Value (a):
Class A — Redemption price per share	$10.58	$19.68	$12.61	$18.00
Class C — Offering price per share (b)	10.48	19.17	12.59	18.06
Class R2 — Offering and redemption price per share	—	—	—	18.03
Class R5 — Offering and redemption price per share	10.78	—	12.64	—
Class R6 — Offering and redemption price per share	10.64	20.22	12.64	—
Institutional Class — Offering and redemption price per share	—	20.26	—	—
Select Class — Offering and redemption price per share	10.69	20.13	12.64	17.90
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$11.17	$20.77	$13.31	$19.00

Cost of investments in non-affiliates	$1,117,697	$2,028,137	$2,810	$6,451,156
Cost of investments in affiliates	17,419	49,636	—	—
Cost of foreign currency	507	1,082	1	561

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	81

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	Global Unconstrained Equity Fund		International Equity Fund	International Equity Income Fund		International Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$2,413		$3,259,867	$109,553		$2,575,869
Investments in affiliates, at value	—		63,437	5,006		50,458

Total investment securities, at value	2,413		3,323,304	114,559		2,626,327
Cash	6		29	321		33
Foreign currency, at value	2		520	18		793
Receivables:
Investment securities sold	74		—	2,258		5,891
Fund shares sold	7		1,096	660		769
Dividends from non-affiliates	62		16,142	549		13,057
Dividends from affiliates	1		20	1		16
Tax reclaims	18		5,672	170		3,843
Unrealized appreciation on forward foreign currency exchange contracts	—		—	195		21,829
Due from Adviser	15		—	—		—
Other assets	10		—	—		—

Total Assets	2,608		3,346,783	118,731		2,672,558

LIABILITIES:
Payables:
Investment securities purchased	9		—	2,597		2,292
Fund shares redeemed	5		1,084	183		26,592
Unrealized depreciation on forward foreign currency exchange contracts	—		—	417		18,634
Accrued liabilities:
Investment advisory fees	—		1,993	42		1,327
Administration fees	—		114	—		181
Distribution fees	4		67	21		42
Shareholder servicing fees	4		66	20		51
Custodian and accounting fees	7		76	9		56
Trustees’ and Chief Compliance Officer’s fees	—	(a)	7	—	(a)	6
Audit fees	40		10	39		38
Sub-transfer agent fees	—	(a)	188	29		136
Other	6		69	18		25

Total Liabilities	75		3,674	3,375		49,380

Net Assets	$2,533		$3,343,109	$115,356		$2,623,178

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

82	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Global Unconstrained Equity Fund	International Equity Fund	International Equity Income Fund	International Opportunities Fund
NET ASSETS:
Paid-in-Capital	$3,669	$3,287,924	$117,930	$2,574,261
Accumulated undistributed (distributions in excess of) net investment income	(68)	18,464	(198)	20,716
Accumulated net realized gains (losses)	(1,138)	(19,939)	(8,329)	(89,096)
Net unrealized appreciation (depreciation)	70	56,660	5,953	117,297

Total Net Assets	$2,533	$3,343,109	$115,356	$2,623,178

Net Assets:
Class A	$766	$256,450	$71,821	$202,152
Class C	309	24,556	11,304	1,565
Class R2	17	1,450	116	—
Class R5	17	55,680	19	—
Class R6	17	2,881,834	20	2,341,171
Institutional Class	—	—	—	51,369
Select Class	1,407	123,139	32,076	26,921

Total	$2,533	$3,343,109	$115,356	$2,623,178

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	56	18,366	4,846	14,542
Class C	23	1,853	767	116
Class R2	2	104	8	—
Class R5	1	3,926	1	—
Class R6	1	203,243	1	165,610
Institutional Class	—	—	—	3,631
Select Class	102	8,695	2,160	1,908

Net Asset Value (a):
Class A — Redemption price per share	$13.73	$13.96	$14.82	$13.90
Class C — Offering price per share (b)	13.66	13.25	14.73	13.46
Class R2 — Offering and redemption price per share	13.85	13.90	14.80	—
Class R5 — Offering and redemption price per share	13.81	14.18	14.86	—
Class R6 — Offering and redemption price per share	13.80	14.18	14.85	14.14
Institutional Class — Offering and redemption price per share	—	—	—	14.15
Select Class — Offering and redemption price per share	13.81	14.16	14.85	14.11
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$14.49	$14.73	$15.64	$14.67

Cost of investments in non-affiliates	$2,347	$3,203,694	$103,387	$2,462,231
Cost of investments in affiliates	—	63,437	5,006	50,458
Cost of foreign currency	2	514	18	760

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	83

STATEMENTS OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands, except per share amounts)

	International Research Enhanced Equity Fund	International Unconstrained Equity Fund		International Value Fund	Intrepid International Fund
ASSETS:
Investments in non-affiliates, at value	$1,174,147	$92,485		$2,143,476	$2,552,169
Investments in affiliates, at value	24,061	3,281		51,512	70,048

Total investment securities, at value	1,198,208	95,766		2,194,988	2,622,217
Cash	188	49		2,882	30
Foreign currency, at value	1,075	23		1,200	10
Deposits at broker for futures contracts	1,445	—		—	—
Receivables:
Due from custodian	—	—		—	16,419
Investment securities sold	—	—		2,466	16,947
Fund shares sold	1,916	166		8,205	739
Dividends from non-affiliates	4,246	522		10,712	12,922
Dividends from affiliates	15	1		13	19
Tax reclaims	2,079	39		3,528	3,081
Unrealized appreciation on forward foreign currency exchange contracts	—	—		16,721	—

Total Assets	1,209,172	96,566		2,240,715	2,672,384

LIABILITIES:
Payables:
Investment securities purchased	—	707		9,840	51,245
Fund shares redeemed	145	6		5,144	31,318
Variation margin on futures contracts	676	—		81	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—		14,612	—
Accrued liabilities:
Investment advisory fees	42	44		1,066	1,247
Administration fees	—	—		145	170
Distribution fees	26	5		151	41
Shareholder servicing fees	203	3		231	44
Custodian and accounting fees	40	8		150	61
Trustees’ and Chief Compliance Officer’s fees	1	—	(a)	9	6
Audit fees	3	43		41	30
Sub-transfer agent fees	40	2		1,013	138
Other	36	5		241	40

Total Liabilities	1,212	823		32,724	84,340

Net Assets	$1,207,960	$95,743		$2,207,991	$2,588,044

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

84	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	International Research Enhanced Equity Fund	International Unconstrained Equity Fund	International Value Fund	Intrepid International Fund
NET ASSETS:
Paid-in-Capital	$1,181,285	$99,375	$2,608,720	$3,176,432
Accumulated undistributed (distributions in excess of) net investment income	8,783	426	15,106	20,955
Accumulated net realized gains (losses)	(10,918)	(3,627)	(433,917)	(575,181)
Net unrealized appreciation (depreciation)	28,810	(431)	18,082	(34,162)

Total Net Assets	$1,207,960	$95,743	$2,207,991	$2,588,044

Net Assets:
Class A	$71,201	$11,118	$653,132	$198,415
Class C	15,714	4,823	28,901	2,437
Class R2	3,814	19	1,521	481
Class R5	—	19	—	—
Class R6	—	69,437	28,671	2,338,722
Institutional Class	—	—	1,295,143	28,749
Select Class	1,117,231	10,327	200,623	19,240

Total	$1,207,960	$95,743	$2,207,991	$2,588,044

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):
Class A	4,613	656	53,777	10,927
Class C	1,061	287	2,444	133
Class R2	252	1	127	27
Class R5	—	1	—	—
Class R6	—	4,059	2,315	125,924
Institutional Class	—	—	104,546	1,522
Select Class	71,836	603	16,097	1,019

Net Asset Value (a):
Class A — Redemption price per share	$15.44	$16.95	$12.15	$18.16
Class C — Offering price per share (b)	14.82	16.79	11.83	18.33
Class R2 — Offering and redemption price per share	15.11	16.94	11.97	18.04
Class R5 — Offering and redemption price per share	—	17.11	—	—
Class R6 — Offering and redemption price per share	—	17.11	12.38	18.57
Institutional Class — Offering and redemption price per share	—	—	12.39	18.88
Select Class — Offering and redemption price per share	15.55	17.13	12.46	18.88
Class A maximum sales charge	5.25%	5.25%	5.25%	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$16.30	$17.89	$12.82	$19.17

Cost of investments in non-affiliates	$1,145,713	$92,931	$2,127,522	$2,586,760
Cost of investments in affiliates	24,061	3,281	51,512	70,048
Cost of foreign currency	1,081	22	1,192	10

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	85

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited)

(Amounts in thousands)

	Emerging Economies Fund	Emerging Markets Equity Fund	Emerging Markets Equity Income Fund		Global Research Enhanced Index Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$— (a)	$—	$—		$9
Interest income from affiliates	2	—	—		— (a)
Dividend income from non-affiliates	10,858	18,571	42		87,119
Dividend income from affiliates	26	74	—		88
Foreign taxes withheld	(1,271)	(1,504)	(3)		(3,866)

Total investment income	9,615	17,141	39		83,350

EXPENSES:
Investment advisory fees	5,342	10,673	13		6,916
Administration fees	439	876	1		2,840
Distribution fees:
Class A	55	330	—	(a)	— (a)
Class C	11	142	—	(a)	— (a)
Class R2	—	—	—		— (a)
Shareholder servicing fees:
Class A	55	330	—	(a)	— (a)
Class C	4	48	—	(a)	— (a)
Class R2	—	—	—		— (a)
Class R5	3	—	—	(a)	—
Institutional Class	—	137	—		—
Select Class	70	347	3		8,645
Custodian and accounting fees	325	660	24		301
Interest expense to affiliates	1	1	—		9
Professional fees	51	57	33		76
Trustees’ and Chief Compliance Officer’s fees	4	14	2		38
Printing and mailing costs	15	2	3		58
Registration and filing fees	51	62	26		86
Transfer agent fees (See Note 2.J.)	10	60	—	(a)	30
Sub-transfer agent fees (See Note 2.J.)	52	431	—		8
Offering costs	—	—	14		—
Other	9	11	3		13

Total expenses	6,497	14,181	122		19,020

Less fees waived	(712)	(1,695)	(14)		(7,360)
Less expense reimbursements	(2)	—	(91)		(1)

Net expenses	5,783	12,486	17		11,659

Net investment income (loss)	3,832	4,655	22		71,691

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(38,460)	(84,948)	(196)		(172,253)
Futures	(3,603)	—	—		11,473
Foreign currency transactions	(522)	(510)	(2)		146

Net realized gain (loss)	(42,585)	(85,458)	(198)		(160,634)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	12,475 (b)	117,607 (c)	225		(35,404)
Futures	979	—	—		(10,589)
Foreign currency translations	54	129	—	(a)	744

Change in net unrealized appreciation/depreciation	13,508	117,736	225		(45,249)

Net realized/unrealized gains (losses)	(29,077)	32,278	27		(205,883)

Change in net assets resulting from operations	$(25,245)	$36,933	$49		$(134,192)

(a)	Amount rounds to less than $1,000.
(b)	Net of change in India capital gains tax of approximately $(53,000) for Emerging Economies Fund.
(c)	Net of change in India capital gains tax of approximately $34,000 for Emerging Markets Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

86	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Global Unconstrained Equity Fund		International Equity Fund	International Equity Income Fund	International Opportunities Fund
INVESTMENT INCOME:
Interest income from affiliates	$—		$— (a)	$—	$1
Dividend income from non-affiliates	443		40,774	2,121	35,465
Dividend income from affiliates	6		97	5	66
Foreign taxes withheld	(17)		(2,707)	(174)	(2,279)

Total investment income	432		38,164	1,952	33,253

EXPENSES:
Investment advisory fees	115		11,971	359	7,300
Administration fees	14		1,229	42	999
Distribution fees:
Class A	35		283	81	210
Class C	1		94	35	6
Class R2	—	(a)	3	— (a)	—
Shareholder servicing fees:
Class A	35		283	81	210
Class C	—	(a)	31	12	2
Class R2	—	(a)	2	— (a)	—
Class R5	—	(a)	14	— (a)	—
Institutional Class	—		—	—	26
Select Class	6		162	36	30
Custodian and accounting fees	23		241	29	163
Interest expense to affiliates	—	(a)	1	2	1
Professional fees	38		69	38	57
Trustees’ and Chief Compliance Officer’s fees	2		15	2	12
Printing and mailing costs	5		65	13	34
Registration and filing fees	47		60	28	53
Transfer agent fees (See Note 2.J.)	2		35	5	19
Sub-transfer agent fees (See Note 2.J.)	—	(a)	217	33	130
Other	4		12	3	11

Total expenses	327		14,787	799	9,263

Less fees waived	(125)		(1,849)	(185)	(109)
Less expense reimbursements	(88)		(5)	— (a)	—

Net expenses	114		12,933	614	9,154

Net investment income (loss)	318		25,231	1,338	24,099

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	5,322		5,470	(7,362)	(65,938)
Futures	228		—	—	6,448
Foreign currency transactions	129		(739)	(48)	11,843

Net realized gain (loss)	5,679		4,731	(7,410)	(47,647)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(41)		(141,854)	3,397	(31,361)
Foreign currency translations	4		912	(206)	4,606

Change in net unrealized appreciation/depreciation	(37)		(140,942)	3,191	(26,755)

Net realized/unrealized gains (losses)	5,642		(136,211)	(4,219)	(74,402)

Change in net assets resulting from operations	$5,960		$(110,980)	$(2,881)	$(50,303)

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	87

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2016 (Unaudited) (continued)

(Amounts in thousands)

	International Research Enhanced Equity Fund		International Unconstrained Equity Fund		International Value Fund	Intrepid International Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$5		$—		$—	$10
Interest income from affiliates	—	(a)	—	(a)	— (a)	1
Dividend income from non-affiliates	14,513		890		33,599	38,650
Dividend income from affiliates	40		4		35	82
Foreign taxes withheld	(1,165)		(64)		(2,565)	(3,205)

Total investment income	13,393		830		31,069	35,538

EXPENSES:
Investment advisory fees	888		286		6,645	6,726
Administration fees	364		34		909	921
Distribution fees:
Class A	92		10		804	204
Class C	61		15		108	10
Class R2	9		—	(a)	4	1
Shareholder servicing fees:
Class A	92		10		804	204
Class C	20		5		36	3
Class R2	4		—	(a)	2	— (a)
Class R5	—		—	(a)	—	—
Institutional Class	—		—		664	19
Select Class	993		13		262	23
Custodian and accounting fees	81		35		168	191
Interest expense to affiliates	—	(a)	—	(a)	1	— (a)
Professional fees	63		36		64	71
Trustees’ and Chief Compliance Officer’s fees	5		2		12	11
Printing and mailing costs	33		3		140	32
Registration and filing fees	33		24		76	56
Transfer agent fees (See Note 2.J.)	27		4		31	17
Sub-transfer agent fees (See Note 2.J.)	87		4		1,132	123
Other	6		4		15	5

Total expenses	2,858		485		11,877	8,617

Less fees waived	(1,162)		(133)		(239)	(161)
Less expense reimbursements	—	(a)	—	(a)	(2)	— (a)

Net expenses	1,696		352		11,636	8,456

Net investment income (loss)	11,697		478		19,433	27,082

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(7,865)		(2,814)		(76,920)	(6,892)
Futures	2,367		—		1,045	—
Foreign currency transactions	269		9		7,272	611

Net realized gain (loss)	(5,229)		(2,805)		(68,603)	(6,281)

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(29,456	)(b)	1,270		(90,020)	(88,686)
Futures	(47)		—		—	—
Foreign currency translations	255		16		824	568

Change in net unrealized appreciation/depreciation	(29,248)		1,286		(89,196)	(88,118)

Net realized/unrealized gains (losses)	(34,477)		(1,519)		(157,799)	(94,399)

Change in net assets resulting from operations	$(22,780)		$(1,041)		$(138,366)	$(67,317)

(a)	Amount rounds to less than $1,000.
(b)	Net of change in India capital gains tax of approximately $2,000 for International Research Enhanced Equity Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

88	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,832	$14,254	$4,655	$19,330
Net realized gain (loss)	(42,585)	(84,340)	(85,458)	(27,573)
Change in net unrealized appreciation/depreciation	13,508	(71,084)	117,736	(380,760)

Change in net assets resulting from operations	(25,245)	(141,170)	36,933	(389,003)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(378)	(1,309)	(1,590)	(2,876)
Class B (a)
From net investment income	—	—	—	(3)
Class C
From net investment income	(1)	(54)	—	(188)
Class R5
From net investment income	—	(17,780)	—	—
Class R6 (b)
From net investment income	(12,736)	—	(13,982)	(14,467)
Institutional Class
From net investment income	—	—	(2,796)	(4,060)
Select Class
From net investment income	(168)	(4,910)	(1,894)	(5,672)

Total distributions to shareholders	(13,283)	(24,053)	(20,262)	(27,266)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	57,589	39,393	(34,968)	147,146

NET ASSETS:
Change in net assets	19,061	(125,830)	(18,297)	(269,123)
Beginning of period	1,100,843	1,226,673	2,265,851	2,534,974

End of period	$1,119,904	$1,100,843	$2,247,554	$2,265,851

Accumulated undistributed (distributions in excess of) net investment income	$615	$10,066	$3,884	$19,491

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective September 1, 2015, for Emerging Economies Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	89

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Equity Income Fund		Global Research Enhanced Index Fund
	Six Months Ended April 30, 2016 (Unaudited)	Period Ended October 31, 2015 (a)	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$22	$101	$71,691	$126,380
Net realized gain (loss)	(198)	(129)	(160,634)	(89,014)
Change in net unrealized appreciation/depreciation	225	(394)	(45,249)	101,877

Change in net assets resulting from operations	49	(422)	(134,192)	139,243

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1)	(2)	— (b)	(1)
From net realized gains	—	—	—	(1)
Class C
From net investment income	— (b)	(1)	—	— (b)
From net realized gains	—	—	—	(1)
Class R2
From net investment income	—	—	— (b)	— (b)
From net realized gains	—	—	—	(1)
Class R5
From net investment income	— (b)	— (b)	—	—
Class R6
From net investment income	— (b)	(1)	—	—
Select Class
From net investment income	(18)	(84)	(138,054)	(71,222)
From net realized gains	—	—	—	(47,876)

Total distributions to shareholders	(19)	(88)	(138,054)	(119,102)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	66	3,203	(288,840)	3,817,424

NET ASSETS:
Change in net assets	96	2,693	(561,086)	3,837,565
Beginning of period	2,693	—	7,415,278	3,577,713

End of period	$2,789	$2,693	$6,854,192	$7,415,278

Accumulated undistributed (distributions in excess of) net investment income	$15	$12	$45,820	$112,183

(a)	Commencement of operations was December 12, 2014.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

90	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Global Unconstrained Equity Fund		International Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$318	$38	$25,231	$52,700
Net realized gain (loss)	5,679	482	4,731	(11,664)
Change in net unrealized appreciation/depreciation	(37)	(275)	(140,942)	(93,907)

Change in net assets resulting from operations	5,960	245	(110,980)	(52,871)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(339)	(2)	(688)	(3,160)
From net realized gains	(6,015)	(24)	—	—
Class B (a)
From net investment income	—	—	—	(1)
Class C
From net investment income	(2)	(2)	(49)	(332)
From net realized gains	(26)	(36)	—	—
Class R2
From net investment income	— (b)	(1)	(3)	(13)
From net realized gains	(2)	(16)	—	—
Class R5
From net investment income	— (b)	(2)	(249)	(1,256)
From net realized gains	(1)	(16)	—	—
Class R6
From net investment income	— (b)	(2)	(11,937)	(36,053)
From net realized gains	(1)	(16)	—	—
Select Class
From net investment income	(57)	(89)	(505)	(8,468)
From net realized gains	(780)	(887)	—	—

Total distributions to shareholders	(7,223)	(1,093)	(13,431)	(49,283)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,155	(2,043)	544,897	537,987

NET ASSETS:
Change in net assets	892	(2,891)	420,486	435,833
Beginning of period	1,641	4,532	2,922,623	2,486,790

End of period	$2,533	$1,641	$3,343,109	$2,922,623

Accumulated undistributed (distributions in excess of) net investment income	$(68)	$12	$18,464	$6,664

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	91

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Equity Income Fund		International Opportunities Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$1,338	$2,671	$24,099	$32,441
Net realized gain (loss)	(7,410)	1,803	(47,647)	(49,185)
Change in net unrealized appreciation/depreciation	3,191	(6,667)	(26,755)	27,406

Change in net assets resulting from operations	(2,881)	(2,193)	(50,303)	10,662

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(954)	(2,802)	(362)	(1,196)
From net realized gains	(1,055)	(747)	—	—
Class B (a)
From net investment income	—	—	—	(3)
Class C
From net investment income	(127)	(160)	— (b)	(26)
From net realized gains	(151)	(30)	—	—
Class R2
From net investment income	(1)	(19)	—	—
From net realized gains	(1)	(5)	—	—
Class R5
From net investment income	— (b)	(21)	—	—
From net realized gains	— (b)	(6)	—	—
Class R6 (c)
From net investment income	— (b)	(1)	(13,758)	(43,134)
From net realized gains	(1)	—	—	—
Institutional Class
From net investment income	—	—	(312)	(1,208)
Select Class
From net investment income	(484)	(1,460)	(55)	(1,161)
From net realized gains	(534)	(342)	—	—

Total distributions to shareholders	(3,308)	(5,593)	(14,487)	(46,728)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	11,128	4,141	447,598	520,590

NET ASSETS:
Change in net assets	4,939	(3,645)	382,808	484,524
Beginning of period	110,417	114,062	2,240,370	1,755,846

End of period	$115,356	$110,417	$2,623,178	$2,240,370

Accumulated undistributed (distributions in excess of) net investment income	$(198)	$30	$20,716	$11,104

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.
(c)	Commencement of offering of class shares effective January 30, 2015, for International Equity Income Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

92	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	International Research Enhanced Equity Fund		International Unconstrained Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$11,697	$21,426	$478	$235
Net realized gain (loss)	(5,229)	5,781	(2,805)	(835)
Change in net unrealized appreciation/depreciation	(29,248)	(31,203)	1,286	(2,078)

Change in net assets resulting from operations	(22,780)	(3,996)	(1,041)	(2,678)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(1,772)	(2,144)	(18)	(3)
From net realized gains	(738)	(14,822)	—	(23)
Class B (a)
From net investment income	—	(30)	—	—
From net realized gains	—	(279)	—	—
Class C
From net investment income	(316)	(384)	(3)	(1)
From net realized gains	(169)	(3,366)	—	(9)
Class R2
From net investment income	(80)	(65)	—	(1)
From net realized gains	(35)	(441)	—	(5)
Class R5
From net investment income	—	—	— (b)	(1)
From net realized gains	—	—	—	(5)
Class R6
From net investment income	—	—	(253)	(1)
From net realized gains	—	—	—	(5)
Select Class
From net investment income	(19,237)	(14,339)	—	(44)
From net realized gains	(7,017)	(90,006)	—	(267)

Total distributions to shareholders	(29,364)	(125,876)	(274)	(365)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	375,775	330,697	22,562	72,975

NET ASSETS:
Change in net assets	323,631	200,825	21,247	69,932
Beginning of period	884,329	683,504	74,496	4,564

End of period	$1,207,960	$884,329	$95,743	$74,496

Accumulated undistributed (distributions in excess of) net investment income	$8,783	$18,491	$426	$222

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	93

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Value Fund		Intrepid International Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$19,433	$46,749	$27,082	$41,458
Net realized gain (loss)	(68,603)	836	(6,281)	(23,971)
Change in net unrealized appreciation/depreciation	(89,196)	(132,259)	(88,118)	(9,677)

Change in net assets resulting from operations	(138,366)	(84,674)	(67,317)	7,810

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(7,469)	(17,828)	(2,746)	(1,178)
Class B (a)
From net investment income	—	(34)	—	—
Class C
From net investment income	(176)	(874)	(35)	(7)
Class R2
From net investment income	(18)	(54)	(3)	(1)
Class R6 (b)
From net investment income	(61)	(1,141)	(39,523)	—
Institutional Class
From net investment income	(19,068)	(104,543)	(210)	(23,132)
Select Class
From net investment income	(2,865)	(10,060)	(365)	(194)

Total distributions to shareholders	(29,657)	(134,534)	(42,882)	(24,512)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(68,182)	(1,126,276)	616,327	505,255

NET ASSETS:
Change in net assets	(236,205)	(1,345,484)	506,128	488,553
Beginning of period	2,444,196	3,789,680	2,081,916	1,593,363

End of period	$2,207,991	$2,444,196	$2,588,044	$2,081,916

Accumulated undistributed (distributions in excess of) net investment income	$15,106	$25,330	$20,955	$36,755

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class shares effective May 29, 2015, for Intrepid International Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

94	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$17,631	$39,047	$58,894	$141,966
Distributions reinvested	376	703	1,541	2,387
Cost of shares redeemed	(9,217)	(68,699)	(52,513)	(164,706)
Conversion from Class B Shares	—	—	—	1,651

Change in net assets resulting from Class A capital transactions	$8,790	$(28,949)	$7,922	$(18,702)

Class B (a)
Proceeds from shares issued	$—	$—	$—	$103
Distributions reinvested	—	—	—	3
Cost of shares redeemed	—	—	—	(954)
Conversion to Class A Shares	—	—	—	(1,651)

Change in net assets resulting from Class B capital transactions	$—	$—	$—	$(2,499)

Class C
Proceeds from shares issued	$171	$694	$3,693	$10,799
Distributions reinvested	1	54	—	176
Cost of shares redeemed	(889)	(1,667)	(8,405)	(14,202)

Change in net assets resulting from Class C capital transactions	$(717)	$(919)	$(4,712)	$(3,227)

Class R5
Proceeds from shares issued	$79,262	$514,420	$—	$—
Distributions reinvested	—	17,780	—	—
Cost of shares redeemed	(157,035)	(1,200,435)	—	—

Change in net assets resulting from Class R5 capital transactions	$(77,773)	$(668,235)	$—	$—

Class R6 (b)
Proceeds from shares issued	$462,944	$743,085	$367,934	$600,665
Distributions reinvested	12,736	—	13,982	14,467
Cost of shares redeemed	(160,629)	(150)	(147,218)	(448,676)

Change in net assets resulting from Class R6 capital transactions	$315,051	$742,935	$234,698	$166,456

Institutional Class
Proceeds from shares issued	$—	$—	$49,497	$154,149
Distributions reinvested	—	—	1,936	2,196
Cost of shares redeemed	—	—	(82,028)	(175,383)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$(30,595)	$(19,038)

Select Class
Proceeds from shares issued	$8,896	$39,198	$64,181	$169,818
Distributions reinvested	86	4,292	1,651	5,148
Cost of shares redeemed	(196,744)	(48,929)	(308,113)	(150,810)

Change in net assets resulting from Select Class capital transactions	$(187,762)	$(5,439)	$(242,281)	$24,156

Total change in net assets resulting from capital transactions	$57,589	$39,393	$(34,968)	$147,146

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class of shares effective September 1, 2015, for Emerging Economies Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	95

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Economies Fund		Emerging Markets Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A
Issued	1,714	3,271	3,225	6,573
Reinvested	36	58	84	110
Redeemed	(912)	(5,564)	(2,901)	(7,475)
Conversion from Class B Shares	—	—	—	76

Change in Class A Shares	838	(2,235)	408	(716)

Class B (a)
Issued	—	—	—	5
Reinvested	—	—	—	— (b)
Redeemed	—	—	—	(43)
Conversion to Class A Shares	—	—	—	(78)

Change in Class B Shares	—	—	—	(116)

Class C
Issued	17	56	206	507
Reinvested	— (b)	5	—	8
Redeemed	(89)	(141)	(474)	(691)

Change in Class C Shares	(72)	(80)	(268)	(176)

Class R5
Issued	7,173	44,196	—	—
Reinvested	—	1,470	—	—
Redeemed	(14,254)	(102,824)	—	—

Change in Class R5 Shares	(7,081)	(57,158)	—	—

Class R6 (c)
Issued	42,515	65,993	18,850	28,601
Reinvested	1,219	—	745	646
Redeemed	(14,892)	(22)	(7,646)	(19,445)

Change in Class R6 Shares	28,842	65,971	11,949	9,802

Institutional Class
Issued	—	—	2,617	6,950
Reinvested	—	—	103	98
Redeemed	—	—	(4,364)	(8,181)

Change in Institutional Class Shares	—	—	(1,644)	(1,133)

Select Class
Issued	862	3,352	3,465	7,719
Reinvested	8	355	88	231
Redeemed	(17,340)	(3,905)	(15,614)	(6,853)

Change in Select Class Shares	(16,470)	(198)	(12,061)	1,097

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 1,000 shares.
(c)	Commencement of offering of class of shares effective September 1, 2015, for Emerging Economies Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

96	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Emerging Markets Equity Income Fund				Global Research Enhanced Index Fund
	Six Months Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015 (a)		Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$42		$95		$—		$—
Distributions reinvested	1		2		—	(b)	2
Cost of shares redeemed	(16)		—	(b)	—		(45)

Change in net assets resulting from Class A capital transactions	$27		$97		$—	(b)	$(43)

Class C
Proceeds from shares issued	$7		$37		$—		$—
Distributions reinvested	—	(b)	1		—		1
Cost of shares redeemed	—	(b)	—		—		(45)

Change in net assets resulting from Class C capital transactions	$7		$38		$—		$(44)

Class R2
Distributions reinvested	$—		$—		$—	(b)	$1
Cost of shares redeemed	—		—		—		(45)

Change in net assets resulting from Class R2 capital transactions	$—		$—		$—	(b)	$(44)

Class R5
Proceeds from shares issued	$—	(b)	$20		$—		$—
Distributions reinvested	—	(b)	—	(b)	—		—
Cost of shares redeemed	—	(b)	—		—		—

Change in net assets resulting from Class R5 capital transactions	$—	(b)	$20		$—		$—

Class R6
Proceeds from shares issued	$7		$20		$—		$—
Distributions reinvested	—	(b)	1		—		—
Cost of shares redeemed	(4)		—		—		—

Change in net assets resulting from Class R6 capital transactions	$3		$21		$—		$—

Select Class
Proceeds from shares issued	$11		$2,943		$795,065		$4,477,297
Distributions reinvested	18		84		9,477		12,872
Cost of shares redeemed	—	(b)	—		(1,093,382)		(672,614)

Change in net assets resulting from Select Class capital transactions	$29		$3,027		$(288,840)		$3,817,555

Total change in net assets resulting from capital transactions	$66		$3,203		$(288,840)		$3,817,424

(a)	Commencement of operations was December 12, 2014.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	97

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Emerging Markets Equity Income Fund				Global Research Enhanced Index Fund
	Six Months Ended April 30, 2016 (Unaudited)		Period Ended October 31, 2015 (a)		Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A
Issued	3		7		—		—
Reinvested	—	(b)	—	(b)	—	(b)	— (b)
Redeemed	(1)		—	(b)	—		(2)

Change in Class A Shares	2		7		—	(b)	(2)

Class C
Issued	—	(b)	3		—		—
Reinvested	—	(b)	—	(b)	—		— (b)
Redeemed	—		—		—		(2)

Change in Class C Shares	—	(b)	3		—		(2)

Class R2
Reinvested	—		—		—	(b)	— (b)
Redeemed	—		—		—		(2)

Change in Class R2 Shares	—		—		—	(b)	(2)

Class R5
Issued	1		1		—		—
Reinvested	—	(b)	—	(b)	—		—

Change in Class R5 Shares	1		1		—		—

Class R6
Issued	2		1		—		—
Reinvested	—	(b)	—	(b)	—		—
Redeemed	(1)		—		—		—

Change in Class R6 Shares	1		1		—		—

Select Class
Issued	—	(b)	196		46,459		245,025
Reinvested	2		7		538		703
Redeemed	—	(b)	—		(63,705)		(36,321)

Change in Select Class Shares	2		203		(16,708)		209,407

(a)	Commencement of operations was December 12, 2014.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

98	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Global Unconstrained Equity Fund			International Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$121,355		$237	$73,049	$132,476
Distributions reinvested	6,351		18	681	1,943
Cost of shares redeemed	(126,476)		(64)	(31,125)	(86,116)
Conversion from Class B Shares	—		—	—	650

Change in net assets resulting from Class A capital transactions	$1,230		$191	$42,605	$48,953

Class B (a)
Proceeds from shares issued	$—		$—	$—	$16
Distributions reinvested	—		—	—	1
Cost of shares redeemed	—		—	—	(370)
Conversion to Class A Shares	—		—	—	(650)

Change in net assets resulting from Class B capital transactions	$—		$—	$—	$(1,003)

Class C
Proceeds from shares issued	$27		$311	$1,484	$8,119
Distributions reinvested	26		31	40	271
Cost of shares redeemed	(13)		(59)	(3,686)	(5,118)

Change in net assets resulting from Class C capital transactions	$40		$283	$(2,162)	$3,272

Class R2
Proceeds from shares issued	$—	(b)	$7	$699	$437
Distributions reinvested	—		10	3	6
Cost of shares redeemed	—	(b)	(58)	(386)	(606)

Change in net assets resulting from Class R2 capital transactions	$—	(b)	$(41)	$316	$(163)

Class R5
Proceeds from shares issued	$—	(b)	$8	$3,604	$12,066
Distributions reinvested	—		10	249	1,256
Cost of shares redeemed	—	(b)	(60)	(2,661)	(49,835)

Change in net assets resulting from Class R5 capital transactions	$—	(b)	$(42)	$1,192	$(36,513)

Class R6
Proceeds from shares issued	$—	(b)	$8	$958,112	$643,342
Distributions reinvested	—		11	11,937	36,053
Cost of shares redeemed	—	(b)	(61)	(72,761)	(200,977)

Change in net assets resulting from Class R6 capital transactions	$—	(b)	$(42)	$897,288	$478,418

Select Class
Proceeds from shares issued	$14,969		$915	$18,239	$190,845
Distributions reinvested	803		565	370	7,832
Cost of shares redeemed	(14,887)		(3,872)	(412,951)	(153,654)

Change in net assets resulting from Select Class capital transactions	$885		$(2,392)	$(394,342)	$45,023

Total change in net assets resulting from capital transactions	$2,155		$(2,043)	$544,897	$537,987

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	99

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Global Unconstrained Equity Fund		International Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A
Issued	9,121	14	5,390	8,553
Reinvested	477	1	49	124
Redeemed	(9,557)	(4)	(2,286)	(5,716)
Conversion from Class B Shares	—	—	—	40

Change in Class A Shares	41	11	3,153	3,001

Class B (a)
Issued	—	—	—	2
Reinvested	—	—	—	— (b)
Redeemed	—	—	—	(25)
Conversion to Class A Shares	—	—	—	(42)

Change in Class B Shares	—	—	—	(65)

Class C
Issued	2	18	114	544
Reinvested	2	2	3	18
Redeemed	(1)	(4)	(284)	(353)

Change in Class C Shares	3	16	(167)	209

Class R2
Issued	—	— (b)	51	30
Reinvested	—	— (b)	— (b)	— (b)
Redeemed	—	(2)	(29)	(40)

Change in Class R2 Shares	—	(2)	22	(10)

Class R5
Issued	—	— (b)	257	767
Reinvested	—	1	18	79
Redeemed	—	(4)	(190)	(3,196)

Change in Class R5 Shares	—	(3)	85	(2,350)

Class R6
Issued	—	1	68,005	41,655
Reinvested	—	1	848	2,277
Redeemed	—	(5)	(5,191)	(13,127)

Change in Class R6 Shares	—	(3)	63,662	30,805

Select Class
Issued	1,090	56	1,315	12,232
Reinvested	60	33	26	491
Redeemed	(1,111)	(238)	(27,578)	(9,778)

Change in Select Class Shares	39	(149)	(26,237)	2,945

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

100	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	International Equity Income Fund		International Opportunities Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$25,111	$58,461	$71,815	$136,311
Distributions reinvested	2,009	1,987	362	667
Cost of shares redeemed	(18,387)	(63,685)	(20,651)	(88,624)
Conversion to Class A Shares	—	—	—	98

Change in net assets resulting from Class A capital transactions	$8,733	$(3,237)	$51,526	$48,452

Class B (a)
Proceeds from shares issued	$—	$—	$—	$— (b)
Distributions reinvested	—	—	—	3
Cost of shares redeemed	—	—	—	(201)

Change in net assets resulting from Class B capital transactions	$—	$—	$—	$(198)

Class C
Proceeds from shares issued	$3,784	$6,733	$215	$812
Distributions reinvested	278	188	— (b)	26
Cost of shares redeemed	(936)	(1,399)	(323)	(485)

Change in net assets resulting from Class C capital transactions	$3,126	$5,522	$(108)	$353

Class R2
Proceeds from shares issued	$70	$245	$—	$—
Distributions reinvested	2	24	—	—
Cost of shares redeemed	(5)	(798)	—	—

Change in net assets resulting from Class R2 capital transactions	$67	$(529)	$—	$—

Class R5
Proceeds from shares issued	$—	$1	$—	$—
Distributions reinvested	— (b)	27	—	—
Cost of shares redeemed	—	(600)	—	—

Change in net assets resulting from Class R5 capital transactions	$— (b)	$(572)	$—	$—

Class R6 (c)
Proceeds from shares issued	$—	$20	$644,098	$566,773
Distributions reinvested	1	1	13,758	43,134
Cost of shares redeemed	—	— (b)	(263,291)	(114,856)

Change in net assets resulting from Class R6 capital transactions	$1	$21	$394,565	$495,051

Institutional Class
Proceeds from shares issued	$—	$—	$6,240	$16,816
Distributions reinvested	—	—	243	832
Cost of shares redeemed	—	—	(7,944)	(17,121)

Change in net assets resulting from Institutional Class capital transactions	$—	$—	$(1,461)	$527

Select Class
Proceeds from shares issued	$21,824	$32,401	$5,674	$11,466
Distributions reinvested	934	1,227	35	899
Cost of shares redeemed	(23,557)	(30,692)	(2,633)	(35,960)

Change in net assets resulting from Select Class capital transactions	$(799)	$2,936	$3,076	$(23,595)

Total change in net assets resulting from capital transactions	$11,128	$4,141	$447,598	$520,590

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.
(c)	Commencement of offering of class shares effective January 30, 2015, for International Equity Income Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	101

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Equity Income Fund			International Opportunities Fund
	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A
Issued	1,706		3,583	5,316	9,264
Reinvested	134		123	26	47
Redeemed	(1,240)		(4,009)	(1,531)	(6,062)
Conversion to Class A Shares	—		—	—	6

Change in Class A Shares	600		(303)	3,811	3,255

Class B (a)
Issued	—		—	—	— (b)
Reinvested	—		—	—	— (b)
Redeemed	—		—	—	(13)

Change in Class B Shares	—		—	—	(13)

Class C
Issued	257		413	16	56
Reinvested	19		12	— (b)	2
Redeemed	(64)		(86)	(24)	(34)

Change in Class C Shares	212		339	(8)	24

Class R2
Issued	4		16	—	—
Reinvested	—	(b)	1	—	—
Redeemed	—	(b)	(48)	—	—

Change in Class R2 Shares	4		(31)	—	—

Class R5
Reinvested	—	(b)	2	—	—
Redeemed	—		(37)	—	—

Change in Class R5 Shares	—	(b)	(35)	—	—

Class R6 (c)
Issued	—		1	47,529	38,682
Reinvested	—	(b)	— (b)	975	2,979
Redeemed	—		—	(18,688)	(7,635)

Change in Class R6 Shares	—	(b)	1	29,816	34,026

Institutional Class
Issued	—		—	455	1,107
Reinvested	—		—	17	57
Redeemed	—		—	(586)	(1,144)

Change in Institutional Class Shares	—		—	(114)	20

Select Class
Issued	1,481		1,976	423	778
Reinvested	62		76	2	62
Redeemed	(1,624)		(1,921)	(189)	(2,328)

Change in Select Class Shares	(81)		131	236	(1,488)

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 1,000 shares.
(c)	Commencement of offering of class shares effective January 30, 2015, for International Equity Income Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

102	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	International Research Enhanced Equity Fund		International Unconstrained Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,108	$11,729	$6,601		$6,956
Distributions reinvested	2,436	16,487	18		26
Cost of shares redeemed	(11,250)	(25,950)	(1,179)		(1,313)
Conversion from Class B Shares	—	1,210	—		—

Change in net assets resulting from Class A capital transactions	$(5,706)	$3,476	$5,440		$5,669

Class B (a)
Proceeds from shares issued	$—	$4	$—		$—
Distributions reinvested	—	305	—		—
Cost of shares redeemed	—	(612)	—		—
Conversion to Class A Shares	—	(1,210)	—		—

Change in net assets resulting from Class B capital transactions	$—	$(1,513)	$—		$—

Class C
Proceeds from shares issued	$685	$3,206	$1,875		$3,688
Distributions reinvested	467	3,601	3		10
Cost of shares redeemed	(2,627)	(5,182)	(408)		(334)

Change in net assets resulting from Class C capital transactions	$(1,475)	$1,625	$1,470		$3,364

Class R2
Proceeds from shares issued	$1,223	$2,346	$—	(b)	$— (b)
Distributions reinvested	28	130	—		6
Cost of shares redeemed	(520)	(1,185)	—	(b)	(52)

Change in net assets resulting from Class R2 capital transactions	$731	$1,291	$—	(b)	$(46)

Class R5
Proceeds from shares issued	$—	$—	$—	(b)	$— (b)
Distributions reinvested	—	—	—	(b)	6
Cost of shares redeemed	—	—	—	(b)	(53)

Change in net assets resulting from Class R5 capital transactions	$—	$—	$—	(b)	$(47)

Class R6
Proceeds from shares issued	$—	$—	$64,930		$5,150
Distributions reinvested	—	—	253		6
Cost of shares redeemed	—	—	4		(53)

Change in net assets resulting from Class R6 capital transactions	$—	$—	$65,187		$5,103

Select Class
Proceeds from shares issued	$393,504	$282,422	$5,100		$63,186
Distributions reinvested	25,196	93,786	—		311
Cost of shares redeemed	(36,475)	(50,390)	(54,635)		(4,565)

Change in net assets resulting from Select Class capital transactions	$382,225	$325,818	$(49,535)		$58,932

Total change in net assets resulting from capital transactions	$375,775	$330,697	$22,562		$72,975

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	103

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Research Enhanced Equity Fund		International Unconstrained Equity Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)		Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A
Issued	204	687	396		387
Reinvested	157	1,007	1		2
Redeemed	(746)	(1,492)	(72)		(77)
Conversion from Class B Shares	—	69	—		—

Change in Class A Shares	(385)	271	325		312

Class B (a)
Issued	—	— (b)	—		—
Reinvested	—	21	—		—
Redeemed	—	(38)	—		—
Conversion to Class A Shares	—	(76)	—		—

Change in Class B Shares	—	(93)	—		—

Class C
Issued	46	196	115		208
Reinvested	32	229	—	(b)	1
Redeemed	(179)	(316)	(25)		(19)

Change in Class C Shares	(101)	109	90		190

Class R2
Issued	80	141	—		—
Reinvested	2	8	—		— (b)
Redeemed	(35)	(70)	—		(2)

Change in Class R2 Shares	47	79	—		(2)

Class R5
Reinvested	—	—	—	(b)	— (b)
Redeemed	—	—	—		(2)

Change in Class R5 Shares	—	—	—	(b)	(2)

Class R6
Issued	—	—	3,743		301
Reinvested	—	—	15		— (b)
Redeemed	—	—	—	(b)	(3)

Change in Class R6 Shares	—	—	3,758		298

Select Class
Issued	25,918	16,621	310		3,408
Reinvested	1,614	5,675	—		19
Redeemed	(2,408)	(2,957)	(3,086)		(255)

Change in Select Class Shares	25,124	19,339	(2,776)		3,172

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 1,000 shares.

SEE NOTES TO FINANCIAL STATEMENTS.

104	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	International Value Fund		Intrepid International Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$123,256	$371,930	$72,778	$95,968
Distributions reinvested	7,392	17,402	2,735	490
Cost of shares redeemed	(125,313)	(138,921)	(21,997)	(42,454)
Conversion from Class B Shares	—	971	—	—

Change in net assets resulting from Class A capital transactions	$5,335	$251,382	$53,516	$54,004

Class B (a)
Proceeds from shares issued	$—	$25	$—	$—
Distributions reinvested	—	30	—	—
Cost of shares redeemed	—	(679)	—	—
Conversion to Class A Shares	—	(971)	—	—

Change in net assets resulting from Class B capital transactions	$—	$(1,595)	$—	$—

Class C
Proceeds from shares issued	$4,002	$11,310	$555	$1,873
Distributions reinvested	154	726	32	6
Cost of shares redeemed	(4,475)	(9,151)	(777)	(324)

Change in net assets resulting from Class C capital transactions	$(319)	$2,885	$(190)	$1,555

Class R2
Proceeds from shares issued	$579	$867	$273	$215
Distributions reinvested	8	19	3	1
Cost of shares redeemed	(873)	(577)	(11)	(81)

Change in net assets resulting from Class R2 capital transactions	$(286)	$309	$265	$135

Class R6 (b)
Proceeds from shares issued	$27,312	$2,297	$626,420	$1,949,477
Distributions reinvested	61	36	39,523	—
Cost of shares redeemed	(476)	(29,993)	(85,343)	(16,332)

Change in net assets resulting from Class R6 capital transactions	$26,897	$(27,660)	$580,600	$1,933,145

Institutional Class
Proceeds from shares issued	$198,640	$578,308	$2,321	$387,580
Distributions reinvested	13,888	74,288	50	22,528
Cost of shares redeemed	(295,537)	(1,957,791)	(21,311)	(1,897,256)

Change in net assets resulting from Institutional Class capital transactions	$(83,009)	$(1,305,195)	$(18,940)	$(1,487,148)

Select Class
Proceeds from shares issued	$40,700	$63,280	$4,004	$8,368
Distributions reinvested	1,701	4,957	221	105
Cost of shares redeemed	(59,201)	(114,639)	(3,149)	(4,909)

Change in net assets resulting from Select Class capital transactions	$(16,800)	$(46,402)	$1,076	$3,564

Total change in net assets resulting from capital transactions	$(68,182)	$(1,126,276)	$616,327	$505,255

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Commencement of offering of class shares effective May 29, 2015, for Intrepid International Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	105

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	International Value Fund		Intrepid International Fund
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
SHARE TRANSACTIONS:
Class A
Issued	10,351	27,494	4,117	4,850
Reinvested	600	1,313	148	26
Redeemed	(10,554)	(10,221)	(1,231)	(2,172)
Conversion from Class B Shares	—	69	—	—

Change in Class A Shares	397	18,655	3,034	2,704

Class B (a)
Issued	—	2	—	—
Reinvested	—	2	—	—
Redeemed	—	(49)	—	—
Conversion to Class A Shares	—	(69)	—	—

Change in Class B Shares	—	(114)	—	—

Class C
Issued	339	847	30	92
Reinvested	13	56	2	— (b)
Redeemed	(383)	(700)	(42)	(16)

Change in Class C Shares	(31)	203	(10)	76

Class R2
Issued	49	65	15	11
Reinvested	1	2	— (b)	— (b)
Redeemed	(73)	(44)	— (b)	(4)

Change in Class R2 Shares	(23)	23	15	7

Class R6 (c)
Issued	2,173	163	34,937	94,346
Reinvested	5	3	2,101	—
Redeemed	(40)	(2,138)	(4,624)	(836)

Change in Class R6 Shares	2,138	(1,972)	32,414	93,510

Institutional Class
Issued	16,426	41,907	128	19,195
Reinvested	1,108	5,511	3	1,164
Redeemed	(24,365)	(139,563)	(1,223)	(91,679)

Change in Institutional Class Shares	(6,831)	(92,145)	(1,092)	(71,320)

Select Class
Issued	3,330	4,565	217	405
Reinvested	135	365	12	5
Redeemed	(4,797)	(8,265)	(168)	(241)

Change in Select Class Shares	(1,332)	(3,335)	61	169

(a)	All remaining Class B Shares converted to Class A Shares on June 19, 2015.
(b)	Amount rounds to less than 1,000 shares.
(c)	Commencement of offering of class shares effective May 29, 2015, for Intrepid International Fund.

SEE NOTES TO FINANCIAL STATEMENTS.

106	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

THIS PAGE IS INTENTIONALLY LEFT BLANK

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	107

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Economies Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$11.03	$0.01	(g)	$(0.37)	$(0.36)	$(0.09)	$—
Year Ended October 31, 2015	13.13	0.13	(g)	(2.03)	(1.90)	(0.20)	—
Year Ended October 31, 2014	13.63	0.22		(0.57)	(0.35)	(0.15)	—
Year Ended October 31, 2013	12.88	0.19		0.67	0.86	(0.11)	—
Year Ended October 31, 2012	12.65	0.17		0.21	0.38	(0.15)	—
Year Ended October 31, 2011	13.91	0.20		(1.44)	(1.24)	(0.02)	—	(h)

Class C
Six Months Ended April 30, 2016 (Unaudited)	10.86	(0.01	)(g)	(0.37)	(0.38)	— (h)	—
Year Ended October 31, 2015	12.92	0.10	(g)	(2.03)	(1.93)	(0.13)	—
Year Ended October 31, 2014	13.44	0.15		(0.57)	(0.42)	(0.10)	—
Year Ended October 31, 2013	12.72	0.13		0.66	0.79	(0.07)	—
Year Ended October 31, 2012	12.58	0.15		0.15	0.30	(0.16)	—
Year Ended October 31, 2011	13.87	0.08		(1.37)	(1.29)	—	—	(h)

Class R5
Six Months Ended April 30, 2016 (Unaudited)	11.11	(0.01	)(g)	(0.32)	(0.33)	—	—
Year Ended October 31, 2015	13.22	0.20	(g)	(2.06)	(1.86)	(0.25)	—
Year Ended October 31, 2014	13.71	0.29		(0.58)	(0.29)	(0.20)	—
Year Ended October 31, 2013	12.94	0.25		0.68	0.93	(0.16)	—
Year Ended October 31, 2012	12.71	0.25		0.18	0.43	(0.20)	—
Year Ended October 31, 2011	13.93	0.30		(1.47)	(1.17)	(0.05)	—	(h)

Class R6
Six Months Ended April 30, 2016 (Unaudited)	11.11	0.04	(g)	(0.37)	(0.33)	(0.14)	—
September 1, 2015 (i) through October 31, 2015	10.46	(0.02	)(g)	0.67	0.65	—	—

Select Class
Six Months Ended April 30, 2016 (Unaudited)	11.06	0.02	(g)	(0.36)	(0.34)	(0.03)	—
Year Ended October 31, 2015	13.17	0.18	(g)	(2.06)	(1.88)	(0.23)	—
Year Ended October 31, 2014	13.67	0.26		(0.58)	(0.32)	(0.18)	—
Year Ended October 31, 2013	12.91	0.21		0.70	0.91	(0.15)	—
Year Ended October 31, 2012	12.68	0.22		0.18	0.40	(0.17)	—
Year Ended October 31, 2011	13.92	0.25		(1.45)	(1.20)	(0.04)	—	(h)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

108	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)(f)

$10.58	(3.25)%	$50,346	1.54%	0.28	%(g)	1.86%	35%
11.03	(14.60)	43,220	1.58	1.06	(g)	1.99	118
13.13	(2.56)	80,806	1.60	1.71		1.73	79
13.63	6.67	69,690	1.60	1.45		1.72	43
12.88	3.15	30,356	1.65	1.37		1.76	72
12.65	(8.93)	43,519	1.75	1.50		1.75	84

10.48	(3.46)	2,728	2.05	(0.29	)(g)	2.43	35
10.86	(15.02)	3,614	2.09	0.80	(g)	2.36	118
12.92	(3.12)	5,331	2.10	1.13		2.23	79
13.44	6.25	5,089	2.10	1.02		2.22	43
12.72	2.54	2,088	2.12	1.21		2.27	72
12.58	(9.30)	516	2.28	0.57		2.32	84

10.78	(2.97)	2,779	1.10	(0.17	)(g)	1.26	35
11.11	(14.20)	81,516	1.14	1.65	(g)	1.25	118
13.22	(2.12)	852,477	1.15	2.19		1.28	79
13.71	7.21	676,985	1.15	1.84		1.27	43
12.94	3.53	331,032	1.19	1.99		1.31	72
12.71	(8.45)	228,411	1.31	2.14		1.32	84

10.64	(2.96)	1,008,372	1.05	0.77	(g)	1.17	35
11.11	6.21	732,627	1.07	(0.92	)(g)	1.17	118

10.69	(3.05)	55,679	1.30	0.40	(g)	1.46	35
11.06	(14.45)	239,866	1.34	1.51	(g)	1.46	118
13.17	(2.35)	288,059	1.35	1.96		1.48	79
13.67	7.04	277,822	1.35	1.61		1.47	43
12.91	3.34	82,457	1.39	1.70		1.51	72
12.68	(8.65)	73,787	1.52	1.76		1.55	84

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	109

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Emerging Markets Equity Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$19.53	$0.01	(g)	$0.25	$0.26	$(0.11)	$—
Year Ended October 31, 2015	23.72	0.12	(g)	(4.12)	(4.00)	(0.19)	—
Year Ended October 31, 2014	23.05	0.16	(g)	0.59	0.75	(0.08)	—
Year Ended October 31, 2013	22.01	0.10		1.02	1.12	(0.08)	—
Year Ended October 31, 2012	21.09	0.07		0.85	0.92	—	—
Year Ended October 31, 2011	23.45	0.06		(2.33)	(2.27)	(0.09)	—	(h)

Class C
Six Months Ended April 30, 2016 (Unaudited)	18.96	(0.04	)(g)	0.25	0.21	—	—
Year Ended October 31, 2015	23.03	0.03	(g)	(4.02)	(3.99)	(0.08)	—
Year Ended October 31, 2014	22.41	0.05	(g)	0.57	0.62	—	—
Year Ended October 31, 2013	21.44	(0.01)		0.99	0.98	(0.01)	—
Year Ended October 31, 2012	20.65	(0.04)		0.83	0.79	—	—
Year Ended October 31, 2011	23.01	(0.05)		(2.29)	(2.34)	(0.02)	—	(h)

Class R6
Six Months Ended April 30, 2016 (Unaudited)	20.13	0.05	(g)	0.25	0.30	(0.21)	—
Year Ended October 31, 2015	24.44	0.22	(g)	(4.23)	(4.01)	(0.30)	—
December 23, 2013 (i) through October 31, 2014	22.47	0.38	(g)	1.59	1.97	—	—

Institutional Class
Six Months Ended April 30, 2016 (Unaudited)	20.15	0.04	(g)	0.25	0.29	(0.18)	—
Year Ended October 31, 2015	24.42	0.23	(g)	(4.26)	(4.03)	(0.24)	—
Year Ended October 31, 2014	23.73	0.17	(g)	0.70	0.87	(0.18)	—
Year Ended October 31, 2013	22.65	0.20		1.04	1.24	(0.16)	—
Year Ended October 31, 2012	21.66	0.16		0.87	1.03	(0.04)	—
Year Ended October 31, 2011	24.04	0.16		(2.40)	(2.24)	(0.14)	—	(h)

Select Class
Six Months Ended April 30, 2016 (Unaudited)	19.98	0.02	(g)	0.26	0.28	(0.13)	—
Year Ended October 31, 2015	24.24	0.19	(g)	(4.21)	(4.02)	(0.24)	—
Year Ended October 31, 2014	23.47	0.18	(g)	0.64	0.82	(0.05)	—
Year Ended October 31, 2013	22.40	0.17		1.03	1.20	(0.13)	—
Year Ended October 31, 2012	21.42	0.13		0.86	0.99	(0.01)	—
Year Ended October 31, 2011	23.80	0.13		(2.38)	(2.25)	(0.13)	—	(h)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

110	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)(f)

$19.68	1.38%	$284,714	1.55%	0.06	%(g)	1.84%	11%
19.53	(16.95)	274,710	1.61	0.57	(g)	1.88	35
23.72	3.26	350,555	1.70	0.72	(g)	1.81	33
23.05	5.08	327,090	1.76	0.46		1.79	34
22.01	4.36	281,194	1.82	0.33		1.82	20
21.09	(9.73)	265,458	1.79	0.28		1.80	9

19.17	1.11	38,732	2.05	(0.47	)(g)	2.34	11
18.96	(17.38)	43,387	2.10	0.13	(g)	2.33	35
23.03	2.77	56,732	2.20	0.22	(g)	2.31	33
22.41	4.56	56,119	2.26	(0.06)		2.29	34
21.44	3.83	44,643	2.32	(0.17)		2.32	20
20.65	(10.18)	43,437	2.29	(0.23)		2.30	9

20.22	1.58	1,375,251	1.05	0.58	(g)	1.16	11
20.13	(16.54)	1,128,390	1.10	0.99	(g)	1.16	35
24.44	8.77	1,130,050	1.20	1.85	(g)	1.33	33

20.26	1.53	285,067	1.15	0.43	(g)	1.30	11
20.15	(16.60)	316,635	1.21	1.05	(g)	1.31	35
24.42	3.72	411,449	1.30	0.72	(g)	1.40	33
23.73	5.47	1,123,600	1.36	0.88		1.39	34
22.65	4.80	629,223	1.41	0.73		1.42	20
21.66	(9.37)	596,147	1.38	0.68		1.41	9

20.13	1.43	263,790	1.30	0.26	(g)	1.52	11
19.98	(16.70)	502,729	1.35	0.88	(g)	1.48	35
24.24	3.51	583,501	1.45	0.78	(g)	1.56	33
23.47	5.34	1,900,639	1.51	0.74		1.54	34
22.40	4.65	1,291,326	1.57	0.60		1.57	20
21.42	(9.51)	1,251,152	1.55	0.56		1.56	9

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	111

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Emerging Markets Equity Income Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$12.50	$0.10	$0.09	$0.19	$(0.08)
December 12, 2014 (h) through October 31, 2015	15.00	0.45	(2.52)	(2.07)	(0.43)

Class C
Six Months Ended April 30, 2016 (Unaudited)	12.51	0.07	0.08	0.15	(0.07)
December 12, 2014 (h) through October 31, 2015	15.00	0.42	(2.55)	(2.13)	(0.36)

Class R5
Six Months Ended April 30, 2016 (Unaudited)	12.53	0.12	0.09	0.21	(0.10)
December 12, 2014 (h) through October 31, 2015	15.00	0.51	(2.53)	(2.02)	(0.45)

Class R6
Six Months Ended April 30, 2016 (Unaudited)	12.53	0.13	0.08	0.21	(0.10)
December 12, 2014 (h) through October 31, 2015	15.00	0.52	(2.53)	(2.01)	(0.46)

Select Class
Six Months Ended April 30, 2016 (Unaudited)	12.53	0.11	0.09	0.20	(0.09)
December 12, 2014 (h) through October 31, 2015	15.00	0.49	(2.53)	(2.04)	(0.43)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(f)	Certain non-recurring expenses incurred by the Fund were not annualized for the six months ended April 30, 2016 and for the period ended October 31, 2015.
(g)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(h)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

112	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)(f)	Net investment income (loss) (f)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)(g)

$12.61	1.57%	$114	1.55%	1.65%	10.07%	14%
12.50	(13.93)	86	1.57	3.72	10.55	25

12.59	1.25	40	2.05	1.17	10.76	14
12.51	(14.26)	32	2.08	3.32	12.02	25

12.64	1.72	18	1.10	2.01	9.92	14
12.53	(13.55)	17	1.14	4.05	10.84	25

12.64	1.73	22	1.05	2.25	9.56	14
12.53	(13.51)	17	1.08	4.10	10.82	25

12.64	1.65	2,595	1.30	1.81	9.40	14
12.53	(13.70)	2,541	1.33	3.85	10.36	25

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	113

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Global Research Enhanced Index Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$18.52	$0.16	$(0.49)	$(0.33)	$(0.19)	$—	$(0.19)
Year Ended October 31, 2015	18.77	0.37	(0.15)	0.22	(0.22)	(0.25)	(0.47)
Year Ended October 31, 2014	17.33	0.34	1.35	1.69	(0.15)	(0.10)	(0.25)
February 28, 2013 (g) through October 31, 2013	15.00	0.19	2.14	2.33	—	—	—

Class C
Six Months Ended April 30, 2016 (Unaudited)	18.43	0.12	(0.49)	(0.37)	—	—	—
Year Ended October 31, 2015	18.68	0.28	(0.15)	0.13	(0.13)	(0.25)	(0.38)
Year Ended October 31, 2014	17.28	0.25	1.33	1.58	(0.08)	(0.10)	(0.18)
February 28, 2013 (g) through October 31, 2013	15.00	0.14	2.14	2.28	—	—	—

Class R2
Six Months Ended April 30, 2016 (Unaudited)	18.47	0.14	(0.49)	(0.35)	(0.09)	—	(0.09)
Year Ended October 31, 2015	18.72	0.32	(0.15)	0.17	(0.17)	(0.25)	(0.42)
Year Ended October 31, 2014	17.30	0.29	1.35	1.64	(0.12)	(0.10)	(0.22)
February 28, 2013 (g) through October 31, 2013	15.00	0.17	2.13	2.30	—	—	—

Select Class
Six Months Ended April 30, 2016 (Unaudited)	18.56	0.18	(0.50)	(0.32)	(0.34)	—	(0.34)
Year Ended October 31, 2015	18.81	0.39	(0.12)	0.27	(0.27)	(0.25)	(0.52)
Year Ended October 31, 2014	17.37	0.39	1.33	1.72	(0.18)	(0.10)	(0.28)
February 28, 2013 (g) through October 31, 2013	15.00	0.19	2.18	2.37	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2013.
(i)	Ratios are disproportionate among classes due to the size of net assets and fixed expenses.

SEE NOTES TO FINANCIAL STATEMENTS.

114	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (c)(f)

$18.00	(1.77)%	$20	0.59%		1.83%		2.93%		21%
18.52	1.22	20	0.58		1.98		0.99		44
18.77	9.90	64	0.58		1.87		0.81		40
17.33	15.53	58	0.58	(h)	1.79	(h)	1.62	(h)(i)	25

18.06	(2.01)	19	1.09		1.33		3.43		21
18.43	0.73	20	1.08		1.48		1.50		44
18.68	9.27	63	1.08		1.37		1.31		40
17.28	15.20	58	1.08	(h)	1.29	(h)	2.12	(h)(i)	25

18.03	(1.88)	20	0.84		1.58		3.18		21
18.47	0.98	20	0.83		1.73		1.25		44
18.72	9.58	63	0.83		1.62		1.06		40
17.30	15.33	58	0.83	(h)	1.54	(h)	1.87	(h)(i)	25

17.90	(1.67)	6,854,133	0.34		2.08		0.55		21
18.56	1.51	7,415,218	0.33		2.06		0.56		44
18.81	10.09	3,577,523	0.33		2.16		0.56		40
17.37	15.80	1,895,025	0.33	(h)	1.73	(h)	0.60	(h)(i)	25

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	115

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Global Unconstrained Equity Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$16.12	$0.14	(f)	$(1.14)	$(1.00)	$(0.19)	$(1.20)	$(1.39)
Year Ended October 31, 2015	19.55	0.11	(f)	0.66	0.77	(0.31)	(3.89)	(4.20)
Year Ended October 31, 2014	20.11	0.23		1.17	1.40	(0.17)	(1.79)	(1.96)
Year Ended October 31, 2013	16.73	0.24		3.77	4.01	(0.22)	(0.41)	(0.63)
November 30, 2011 (h) through October 31, 2012	15.00	0.17		1.56	1.73	— (i)	—	— (i)

Class C
Six Months Ended April 30, 2016 (Unaudited)	16.01	0.05	(f)	(1.09)	(1.04)	(0.11)	(1.20)	(1.31)
Year Ended October 31, 2015	19.43	0.04	(f)	0.64	0.68	(0.21)	(3.89)	(4.10)
Year Ended October 31, 2014	20.01	0.14		1.16	1.30	(0.09)	(1.79)	(1.88)
Year Ended October 31, 2013	16.65	0.16		3.76	3.92	(0.15)	(0.41)	(0.56)
November 30, 2011 (h) through October 31, 2012	15.00	0.09		1.56	1.65	—	—	—

Class R2
Six Months Ended April 30, 2016 (Unaudited)	16.11	0.07	(f)	(1.11)	(1.04)	(0.02)	(1.20)	(1.22)
Year Ended October 31, 2015	19.49	0.08	(f)	0.65	0.73	(0.22)	(3.89)	(4.11)
Year Ended October 31, 2014	20.06	0.18		1.17	1.35	(0.13)	(1.79)	(1.92)
Year Ended October 31, 2013	16.69	0.20		3.77	3.97	(0.19)	(0.41)	(0.60)
November 30, 2011 (h) through October 31, 2012	15.00	0.13		1.56	1.69	—	—	—

Class R5
Six Months Ended April 30, 2016 (Unaudited)	16.21	0.12	(f)	(1.11)	(0.99)	(0.21)	(1.20)	(1.41)
Year Ended October 31, 2015	19.65	0.21	(f)	0.64	0.85	(0.40)	(3.89)	(4.29)
Year Ended October 31, 2014	20.19	0.31		1.19	1.50	(0.25)	(1.79)	(2.04)
Year Ended October 31, 2013	16.79	0.32		3.79	4.11	(0.30)	(0.41)	(0.71)
November 30, 2011 (h) through October 31, 2012	15.00	0.23		1.57	1.80	(0.01)	—	(0.01)

Class R6
Six Months Ended April 30, 2016 (Unaudited)	16.22	0.12	(f)	(1.10)	(0.98)	(0.24)	(1.20)	(1.44)
Year Ended October 31, 2015	19.66	0.21	(f)	0.66	0.87	(0.42)	(3.89)	(4.31)
Year Ended October 31, 2014	20.20	0.32		1.19	1.51	(0.26)	(1.79)	(2.05)
Year Ended October 31, 2013	16.80	0.33		3.78	4.11	(0.30)	(0.41)	(0.71)
November 30, 2011 (h) through October 31, 2012	15.00	0.24		1.57	1.81	(0.01)	—	(0.01)

Select Class
Six Months Ended April 30, 2016 (Unaudited)	16.18	0.13	(f)	(1.12)	(0.99)	(0.18)	(1.20)	(1.38)
Year Ended October 31, 2015	19.60	0.19	(f)	0.64	0.83	(0.36)	(3.89)	(4.25)
Year Ended October 31, 2014	20.15	0.27		1.19	1.46	(0.22)	(1.79)	(2.01)
Year Ended October 31, 2013	16.76	0.29		3.77	4.06	(0.26)	(0.41)	(0.67)
November 30, 2011 (h) through October 31, 2012	15.00	0.20		1.57	1.77	(0.01)	—	(0.01)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended October 31, 2013 and for the period ended October 31, 2012.
(h)	Commencement of operations.
(i)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

116	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$13.73	(6.20)%	$766	0.74%		1.96%		1.61%		728%
16.12	4.76	244	1.00		0.67		7.57		132
19.55	7.83	75	1.35		1.27		4.32		97
20.11	24.74	70	1.35	(g)	1.37	(g)	5.36	(g)	71
16.73	11.55	56	1.35	(g)	1.14	(g)	6.89	(g)	49

13.66	(6.48)	309	1.14		0.73		10.37		728
16.01	4.26	317	1.48		0.21	(g)	9.92		132
19.43	7.28	74	1.85		0.77		4.82		97
20.01	24.16	69	1.85	(g)	0.87	(g)	5.85	(g)	71
16.65	11.00	56	1.85	(g)	0.65	(g)	7.38	(g)	49

13.85	(6.42)	17	0.89		0.98		12.38		728
16.11	4.55	20	1.46		0.45	(g)	8.67		132
19.49	7.55	75	1.60		1.02		4.56		97
20.06	24.45	69	1.60	(g)	1.12	(g)	5.60	(g)	71
16.69	11.27	56	1.60	(g)	0.90	(g)	7.14	(g)	49

13.81	(6.05)	17	0.19		1.68		11.70		728
16.21	5.26	20	0.76		1.15	(g)	7.97		132
19.65	8.34	76	0.90		1.72		3.86		97
20.19	25.29	70	0.90	(g)	1.82	(g)	4.89	(g)	71
16.79	11.99	56	0.90	(g)	1.60	(g)	6.45	(g)	49

13.80	(6.03)	17	0.14		1.73		11.65		728
16.22	5.34	20	0.71		1.20	(g)	7.91		132
19.66	8.39	76	0.85		1.77		3.81		97
20.20	25.33	70	0.85	(g)	1.87	(g)	4.85	(g)	71
16.80	12.06	56	0.85	(g)	1.65	(g)	6.40	(g)	49

13.81	(6.08)	1,407	0.36		1.90		3.63		728
16.18	5.13	1,020	0.88		1.06	(g)	7.34		132
19.60	8.11	4,156	1.10		1.52		4.06		97
20.15	25.04	3,844	1.10	(g)	1.62	(g)	5.10	(g)	71
16.76	11.77	3,075	1.10	(g)	1.40	(g)	6.64	(g)	49

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	117

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Equity Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$14.75	$0.08		$(0.83)	$(0.75)	$(0.04)	$—
Year Ended October 31, 2015	15.25	0.23		(0.50)	(0.27)	(0.23)	—
Year Ended October 31, 2014	15.92	0.37	(g)	(0.68)	(0.31)	(0.36)	—
Year Ended October 31, 2013	13.36	0.20		2.56	2.76	(0.20)	—
Year Ended October 31, 2012	12.61	0.22		0.74	0.96	(0.21)	—
Year Ended October 31, 2011	13.40	0.22		(0.80)	(0.58)	(0.21)	—	(h)

Class C
Six Months Ended April 30, 2016 (Unaudited)	14.02	0.04		(0.79)	(0.75)	(0.02)	—
Year Ended October 31, 2015	14.52	0.15		(0.48)	(0.33)	(0.17)	—
Year Ended October 31, 2014	15.20	0.26	(g)	(0.64)	(0.38)	(0.30)	—
Year Ended October 31, 2013	12.78	0.12		2.45	2.57	(0.15)	—
Year Ended October 31, 2012	12.08	0.16		0.69	0.85	(0.15)	—
Year Ended October 31, 2011	12.85	0.14		(0.76)	(0.62)	(0.15)	—	(h)

Class R2
Six Months Ended April 30, 2016 (Unaudited)	14.69	0.06		(0.82)	(0.76)	(0.03)	—
Year Ended October 31, 2015	15.19	0.20		(0.51)	(0.31)	(0.19)	—
Year Ended October 31, 2014	15.87	0.30	(g)	(0.65)	(0.35)	(0.33)	—
Year Ended October 31, 2013	13.31	0.11		2.61	2.72	(0.16)	—
Year Ended October 31, 2012	12.58	0.15		0.77	0.92	(0.19)	—
Year Ended October 31, 2011	13.37	0.18		(0.79)	(0.61)	(0.18)	—	(h)

Class R5
Six Months Ended April 30, 2016 (Unaudited)	14.97	0.11		(0.84)	(0.73)	(0.06)	—
Year Ended October 31, 2015	15.46	0.29		(0.49)	(0.20)	(0.29)	—
Year Ended October 31, 2014	16.13	0.44	(g)	(0.69)	(0.25)	(0.42)	—
Year Ended October 31, 2013	13.52	0.27		2.60	2.87	(0.26)	—
Year Ended October 31, 2012	12.75	0.29		0.74	1.03	(0.26)	—
Year Ended October 31, 2011	13.55	0.23		(0.76)	(0.53)	(0.27)	—	(h)

Class R6
Six Months Ended April 30, 2016 (Unaudited)	14.97	0.12		(0.84)	(0.72)	(0.07)	—
Year Ended October 31, 2015	15.46	0.32		(0.52)	(0.20)	(0.29)	—
Year Ended October 31, 2014	16.13	0.45	(g)	(0.69)	(0.24)	(0.43)	—
Year Ended October 31, 2013	13.52	0.28		2.59	2.87	(0.26)	—
Year Ended October 31, 2012	12.75	0.29		0.74	1.03	(0.26)	—
November 30, 2010 (i) through October 31, 2011	12.85	0.28		(0.10)	0.18	(0.28)	—	(h)

Select Class
Six Months Ended April 30, 2016 (Unaudited)	14.95	0.08		(0.81)	(0.73)	(0.06)	—
Year Ended October 31, 2015	15.45	0.29		(0.53)	(0.24)	(0.26)	—
Year Ended October 31, 2014	16.13	0.39	(g)	(0.67)	(0.28)	(0.40)	—
Year Ended October 31, 2013	13.52	0.23		2.61	2.84	(0.23)	—
Year Ended October 31, 2012	12.76	0.26		0.74	1.00	(0.24)	—
Year Ended October 31, 2011	13.56	0.24		(0.80)	(0.56)	(0.24)	—	(h)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.32, $0.21, $0.25, $0.39, $0.40 and $0.34 for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 2.01%, 1.40%, 1.59%, 2.40%, 2.48% and 2.08% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

118	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)(f)

$13.96	(5.07)%	$256,450	1.31%	1.21%		1.56%	4%
14.75	(1.89)	224,370	1.31	1.50		1.59	13
15.25	(2.06)	186,242	1.31	2.34	(g)	1.45	6
15.92	20.85	188,590	1.30	1.33		1.47	8
13.36	7.70	98,274	1.30	1.72		1.51	5
12.61	(4.49)	102,866	1.31	1.63		1.52	18

13.25	(5.32)	24,556	1.81	0.57		2.06	4
14.02	(2.36)	28,313	1.81	1.02		2.05	13
14.52	(2.59)	26,299	1.81	1.73	(g)	1.95	6
15.20	20.25	23,655	1.80	0.83		1.97	8
12.78	7.16	17,873	1.80	1.31		2.01	5
12.08	(4.93)	20,193	1.81	1.09		2.02	18

13.90	(5.17)	1,450	1.56	0.94		1.91	4
14.69	(2.14)	1,203	1.56	1.28		1.92	13
15.19	(2.33)	1,405	1.56	1.92	(g)	1.70	6
15.87	20.58	1,230	1.55	0.78		1.72	8
13.31	7.45	721	1.55	1.16		1.74	5
12.58	(4.73)	67	1.56	1.33		1.77	18

14.18	(4.85)	55,680	0.86	1.58		1.03	4
14.97	(1.42)	57,500	0.86	1.88		1.06	13
15.46	(1.65)	95,749	0.86	2.73	(g)	1.00	6
16.13	21.42	106,963	0.85	1.79		1.02	8
13.52	8.19	63,767	0.85	2.24		1.05	5
12.75	(4.07)	45,680	0.86	1.69		1.08	18

14.18	(4.83)	2,881,834	0.81	1.77		0.91	4
14.97	(1.37)	2,088,835	0.80	2.03		0.91	13
15.46	(1.60)	1,681,788	0.81	2.81	(g)	0.95	6
16.13	21.47	1,248,489	0.80	1.85		0.97	8
13.52	8.23	682,861	0.80	2.26		1.00	5
12.75	1.20	347,040	0.81	2.23		1.01	18

14.16	(4.90)	123,139	1.06	1.22		1.23	4
14.95	(1.66)	522,402	1.06	1.84		1.19	13
15.45	(1.88)	494,344	1.06	2.41	(g)	1.20	6
16.13	21.23	434,316	1.05	1.51		1.22	8
13.52	7.91	210,375	1.05	2.02		1.25	5
12.76	(4.26)	186,425	1.06	1.76		1.27	18

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	119

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
International Equity Income Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$15.66	$0.19		$(0.56)	$(0.37)	$(0.21)	$(0.26)	$(0.47)
Year Ended October 31, 2015	16.41	0.39	(g)	(0.33)	0.06	(0.65)	(0.16)	(0.81)
Year Ended October 31, 2014	16.67	0.91	(h)	(0.38)	0.53	(0.66)	(0.13)	(0.79)
Year Ended October 31, 2013	14.12	0.43		2.55	2.98	(0.41)	(0.02)	(0.43)
Year Ended October 31, 2012	13.37	0.31		0.88	1.19	(0.44)	—	(0.44)
February 28, 2011 (i) through October 31, 2011	15.00	0.33		(1.64)	(1.31)	(0.32)	—	(0.32)

Class C
Six Months Ended April 30, 2016 (Unaudited)	15.59	0.16		(0.58)	(0.42)	(0.18)	(0.26)	(0.44)
Year Ended October 31, 2015	16.36	0.39	(g)	(0.42)	(0.03)	(0.58)	(0.16)	(0.74)
Year Ended October 31, 2014	16.63	0.84	(h)	(0.40)	0.44	(0.58)	(0.13)	(0.71)
Year Ended October 31, 2013	14.11	0.34		2.55	2.89	(0.35)	(0.02)	(0.37)
Year Ended October 31, 2012	13.35	0.36		0.77	1.13	(0.37)	—	(0.37)
February 28, 2011 (i) through October 31, 2011	15.00	0.30		(1.66)	(1.36)	(0.29)	—	(0.29)

Class R2
Six Months Ended April 30, 2016 (Unaudited)	15.65	0.21		(0.60)	(0.39)	(0.20)	(0.26)	(0.46)
Year Ended October 31, 2015	16.41	0.61	(g)	(0.60)	0.01	(0.61)	(0.16)	(0.77)
Year Ended October 31, 2014	16.67	0.87	(h)	(0.39)	0.48	(0.61)	(0.13)	(0.74)
Year Ended October 31, 2013	14.12	0.40		2.54	2.94	(0.37)	(0.02)	(0.39)
Year Ended October 31, 2012	13.36	0.40		0.76	1.16	(0.40)	—	(0.40)
February 28, 2011 (i) through October 31, 2011	15.00	0.32		(1.66)	(1.34)	(0.30)	—	(0.30)

Class R5
Six Months Ended April 30, 2016 (Unaudited)	15.70	0.22		(0.56)	(0.34)	(0.24)	(0.26)	(0.50)
Year Ended October 31, 2015	16.46	0.76	(g)	(0.63)	0.13	(0.73)	(0.16)	(0.89)
Year Ended October 31, 2014	16.72	0.99	(h)	(0.39)	0.60	(0.73)	(0.13)	(0.86)
Year Ended October 31, 2013	14.15	0.51		2.54	3.05	(0.46)	(0.02)	(0.48)
Year Ended October 31, 2012	13.38	0.50		0.76	1.26	(0.49)	—	(0.49)
February 28, 2011 (i) through October 31, 2011	15.00	0.38		(1.65)	(1.27)	(0.35)	—	(0.35)

Class R6
Six Months Ended April 30, 2016 (Unaudited)	15.69	0.22		(0.55)	(0.33)	(0.25)	(0.26)	(0.51)
January 30, 2015 (l) through October 31, 2015	15.82	0.69	(g)	(0.41)	0.28	(0.41)	—	(0.41)

Select Class
Six Months Ended April 30, 2016 (Unaudited)	15.70	0.20		(0.55)	(0.35)	(0.24)	(0.26)	(0.50)
Year Ended October 31, 2015	16.45	0.49	(g)	(0.37)	0.12	(0.71)	(0.16)	(0.87)
Year Ended October 31, 2014	16.71	0.96	(h)	(0.40)	0.56	(0.69)	(0.13)	(0.82)
Year Ended October 31, 2013	14.14	0.47		2.55	3.02	(0.43)	(0.02)	(0.45)
Year Ended October 31, 2012	13.37	0.47		0.76	1.23	(0.46)	—	(0.46)
February 28, 2011 (i) through October 31, 2011	15.00	0.37		(1.66)	(1.29)	(0.34)	—	(0.34)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.66, $0.59, $0.62, $0.74 and $0.71 for Class A, Class C, Class R2, Class R5 and Select Class Shares, respectively, and the net investment income (loss) ratio would have been 3.94%, 3.53%, 3.74%, 4.44% and 4.25% for Class A, Class C, Class R2, Class R5 and Select Class Shares, respectively.
(i)	Commencement of operations.
(j)	Ratios are disproportionate among classes due to the size of net assets and fixed expenses.
(k)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2011.
(l)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

120	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (c)(f)

$14.82	(2.38)%	$71,821	1.25%		2.61%		1.58%		86%
15.66	0.29	66,499	1.25		2.42	(g)	1.67		238
16.41	3.18	74,652	1.25		5.44	(h)	1.67		138
16.67	21.40	49,118	1.24		2.77		1.82		63
14.12	9.09	9,003	1.25		2.21		2.31		52
13.37	(8.77)	127	1.25	(j)	3.53	(j)	10.16	(j)(k)	40

14.73	(2.69)	11,304	1.75		2.20		2.09		86
15.59	(0.23)	8,649	1.75		2.45	(g)	2.20		238
16.36	2.67	3,530	1.75		5.03	(h)	2.17		138
16.63	20.74	1,957	1.74		2.16		2.32		63
14.11	8.66	646	1.75		2.69		2.95		52
13.35	(9.12)	60	1.75	(j)	3.17	(j)	10.82	(j)(k)	40

14.80	(2.53)	116	1.50		2.81		2.89		86
15.65	(0.01)	52	1.50		3.74	(g)	1.89		238
16.41	2.90	574	1.50		5.24	(h)	1.92		138
16.67	21.12	558	1.49		2.60		2.11		63
14.12	8.87	461	1.50		2.95		2.70		52
13.36	(8.97)	45	1.50	(j)	3.36	(j)	10.72	(j)(k)	40

14.86	(2.14)	19	0.80		3.00		3.38		86
15.70	0.71	19	0.80		4.59	(g)	1.16		238
16.46	3.60	587	0.80		5.94	(h)	1.22		138
16.72	21.94	566	0.79		3.31		1.41		63
14.15	9.62	465	0.80		3.65		2.00		52
13.38	(8.52)	46	0.80	(j)	4.05	(j)	10.05	(j)(k)	40

14.85	(2.12)	20	0.75		3.04		1.15		86
15.69	1.66	21	0.75		5.70	(g)	1.15		238

14.85	(2.26)	32,076	0.90		2.74		1.33		86
15.70	0.66	35,177	0.91		3.00	(g)	1.41		238
16.45	3.39	34,719	1.00		5.75	(h)	1.42		138
16.71	21.73	55,485	0.99		3.04		1.59		63
14.14	9.43	27,292	1.00		3.44		2.20		52
13.37	(8.68)	2,666	1.00	(j)	3.85	(j)	10.23	(j)(k)	40

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	121

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Opportunities Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$14.48	$0.10	$(0.65)	$(0.55)	$(0.03)	$—
Year Ended October 31, 2015	14.80	0.20	(0.23)	(0.03)	(0.29)	—
Year Ended October 31, 2014	15.25	0.36	(0.69)	(0.33)	(0.12)	—
Year Ended October 31, 2013	12.45	0.25	2.83	3.08	(0.28)	—
Year Ended October 31, 2012	12.00	0.23	0.56	0.79	(0.34)	—
Year Ended October 31, 2011	13.20	0.19	(1.08)	(0.89)	(0.31)	—	(g)

Class C
Six Months Ended April 30, 2016 (Unaudited)	14.04	0.05	(0.63)	(0.58)	— (h)	—
Year Ended October 31, 2015	14.41	0.10	(0.19)	(0.09)	(0.28)	—
Year Ended October 31, 2014	14.88	0.27	(0.66)	(0.39)	(0.08)	—
Year Ended October 31, 2013	12.15	0.16	2.77	2.93	(0.20)	—
Year Ended October 31, 2012	11.65	0.18	0.55	0.73	(0.23)	—
Year Ended October 31, 2011	12.84	0.15	(1.07)	(0.92)	(0.27)	—	(g)

Class R6
Six Months Ended April 30, 2016 (Unaudited)	14.75	0.14	(0.65)	(0.51)	(0.10)	—
Year Ended October 31, 2015	15.13	0.26	(0.21)	0.05	(0.43)	—
Year Ended October 31, 2014	15.57	0.44	(0.70)	(0.26)	(0.18)	—
Year Ended October 31, 2013	12.69	0.32	2.88	3.20	(0.32)	—
Year Ended October 31, 2012	12.20	0.31	0.56	0.87	(0.38)	—
November 30, 2010 (h) through October 31, 2011	12.78	0.27	(0.48)	(0.21)	(0.37)	—	(g)

Institutional Class
Six Months Ended April 30, 2016 (Unaudited)	14.76	0.12	(0.65)	(0.53)	(0.08)	—
Year Ended October 31, 2015	15.13	0.24	(0.20)	0.04	(0.41)	—
Year Ended October 31, 2014	15.57	0.42	(0.69)	(0.27)	(0.17)	—
Year Ended October 31, 2013	12.69	0.31	2.88	3.19	(0.31)	—
Year Ended October 31, 2012	12.20	0.30	0.56	0.86	(0.37)	—
Year Ended October 31, 2011	13.42	0.23	(1.09)	(0.86)	(0.36)	—	(g)

Select Class
Six Months Ended April 30, 2016 (Unaudited)	14.68	0.11	(0.65)	(0.54)	(0.03)	—
Year Ended October 31, 2015	15.06	0.25	(0.24)	0.01	(0.39)	—
Year Ended October 31, 2014	15.50	0.40	(0.69)	(0.29)	(0.15)	—
Year Ended October 31, 2013	12.64	0.29	2.87	3.16	(0.30)	—
Year Ended October 31, 2012	12.15	0.28	0.56	0.84	(0.35)	—
Year Ended October 31, 2011	13.37	0.26	(1.14)	(0.88)	(0.34)	—	(g)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.01.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

122	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)(f)

$13.90	(3.80)%	$202,152	1.29%	1.41%	1.36%	28%
14.48	(0.15)	155,397	1.31	1.34	1.43	43
14.80	(2.18)	110,667	1.23	2.39	1.24	55
15.25	25.09	123,807	1.25	1.78	1.26	36
12.45	6.95	67,472	1.29	1.91	1.30	45
12.00	(6.91)	47,855	1.28	1.45	1.28	76

13.46	(4.12)	1,565	1.87	0.70	1.87	28
14.04	(0.63)	1,743	1.83	0.70	1.83	43
14.41	(2.65)	1,441	1.73	1.80	1.74	55
14.88	24.41	1,109	1.75	1.19	1.76	36
12.15	6.47	531	1.79	1.55	1.80	45
11.65	(7.37)	576	1.78	1.14	1.79	76

14.14	(3.47)	2,341,171	0.71	2.04	0.71	28
14.75	0.41	2,003,409	0.71	1.75	0.72	43
15.13	(1.67)	1,539,613	0.73	2.82	0.74	55
15.57	25.71	1,204,314	0.75	2.27	0.76	36
12.69	7.59	692,117	0.79	2.58	0.79	45
12.20	(1.85)	373,613	0.78	2.27	0.78	76

14.15	(3.57)	51,369	0.82	1.74	0.82	28
14.76	0.33	55,273	0.82	1.61	0.83	43
15.13	(1.76)	56,348	0.83	2.71	0.84	55
15.57	25.60	60,310	0.85	2.18	0.86	36
12.69	7.45	41,574	0.89	2.47	0.90	45
12.20	(6.59)	39,362	0.89	1.73	0.90	76

14.11	(3.65)	26,921	1.05	1.63	1.05	28
14.68	0.13	24,548	1.00	1.71	1.01	43
15.06	(1.91)	47,581	0.98	2.55	0.99	55
15.50	25.38	47,743	0.99	2.04	1.01	36
12.64	7.28	33,029	1.04	2.35	1.05	45
12.15	(6.77)	28,476	1.03	1.97	1.04	76

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	123

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
International Research Enhanced Equity Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$16.54	$0.17	(f)	$(0.76)		$(0.59)	$(0.36)	$(0.15)	$(0.51)	$—
Year Ended October 31, 2015	20.38	0.43	(f)(g)	(0.60)		(0.17)	(0.40)	(3.27)	(3.67)	—
Year Ended October 31, 2014	21.20	0.47	(f)	(0.56)		(0.09)	(0.39)	(0.34)	(0.73)	—
Year Ended October 31, 2013	17.24	0.38	(f)	4.00		4.38	(0.42)	—	(0.42)	—
Year Ended October 31, 2012	16.83	0.37	(f)	0.45		0.82	(0.41)	—	(0.41)	—
Year Ended October 31, 2011	19.03	0.40	(f)	(2.16	)(h)	(1.76)	(0.44)	—	(0.44)	—	(g)

Class C
Six Months Ended April 30, 2016 (Unaudited)	15.85	0.13	(f)	(0.73)		(0.60)	(0.28)	(0.15)	(0.43)	—
Year Ended October 31, 2015	19.68	0.33	(f)(g)	(0.58)		(0.25)	(0.31)	(3.27)	(3.58)	—
Year Ended October 31, 2014	20.51	0.36	(f)	(0.56)		(0.20)	(0.29)	(0.34)	(0.63)	—
Year Ended October 31, 2013	16.68	0.27	(f)	3.86		4.13	(0.30)	—	(0.30)	—
Year Ended October 31, 2012	16.27	0.25	(f)	0.44		0.69	(0.28)	—	(0.28)	—
Year Ended October 31, 2011	18.41	0.26	(f)	(2.09	)(h)	(1.83)	(0.31)	—	(0.31)	—	(g)

Class R2
Six Months Ended April 30, 2016 (Unaudited)	16.21	0.15	(f)	(0.76)		(0.61)	(0.34)	(0.15)	(0.49)	—
Year Ended October 31, 2015	20.07	0.37	(f)(g)	(0.58)		(0.21)	(0.38)	(3.27)	(3.65)	—
Year Ended October 31, 2014	20.91	0.40	(f)	(0.54)		(0.14)	(0.36)	(0.34)	(0.70)	—
Year Ended October 31, 2013	17.03	0.35	(f)	3.92		4.27	(0.39)	—	(0.39)	—
Year Ended October 31, 2012	16.66	0.32	(f)	0.45		0.77	(0.40)	—	(0.40)	—
Year Ended October 31, 2011	18.86	0.32	(f)	(2.12	)(h)	(1.80)	(0.40)	—	(0.40)	—	(g)

Select Class
Six Months Ended April 30, 2016 (Unaudited)	16.70	0.21	(f)	(0.80)		(0.59)	(0.41)	(0.15)	(0.56)	—
Year Ended October 31, 2015	20.54	0.48	(f)(g)	(0.60)		(0.12)	(0.45)	(3.27)	(3.72)	—
Year Ended October 31, 2014	21.36	0.52	(f)	(0.56)		(0.04)	(0.44)	(0.34)	(0.78)	—
Year Ended October 31, 2013	17.36	0.40	(f)	4.06		4.46	(0.46)	—	(0.46)	—
Year Ended October 31, 2012	16.96	0.41	(f)	0.45		0.86	(0.46)	—	(0.46)	—
Year Ended October 31, 2011	19.17	0.45	(f)	(2.17	)(h)	(1.72)	(0.49)	—	(0.49)	—	(g)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Amount rounds to less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS.

124	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)(f)

$15.44	(3.57)%	$71,201	0.60%	2.25%		1.02%	16%
16.54	(0.29)	82,667	0.60	2.51	(g)	0.99	39
20.38	(0.40)	96,325	0.59	2.23		1.10	63
21.20	25.84	108,193	0.75	2.04		1.35	51
17.24	5.16	96,191	1.07	2.27		1.31	19
16.83	(9.45)	99,046	1.07	2.16		1.31	40

14.82	(3.80)	15,714	1.10	1.75		1.54	16
15.85	(0.77)	18,423	1.10	2.01	(g)	1.52	39
19.68	(0.93)	20,724	1.09	1.75		1.60	63
20.51	25.09	21,802	1.30	1.49		1.85	51
16.68	4.43	16,291	1.79	1.57		1.81	19
16.27	(10.08)	15,428	1.78	1.46		1.81	40

15.11	(3.73)	3,814	0.85	2.09		1.33	16
16.21	(0.50)	3,331	0.85	2.22	(g)	1.41	39
20.07	(0.66)	2,521	0.84	1.95		1.33	63
20.91	25.52	1,957	0.95	1.88		1.61	51
17.03	4.94	786	1.32	1.97		1.56	19
16.66	(9.72)	463	1.32	1.77		1.55	40

15.55	(3.53)	1,117,231	0.35	2.70		0.59	16
16.70	0.00 (j)	779,908	0.35	2.79	(g)	0.60	39
20.54	(0.16)	562,180	0.34	2.45		0.84	63
21.36	26.18	464,273	0.53	2.10		1.09	51
17.36	5.40	469,065	0.82	2.51		1.06	19
16.96	(9.21)	502,764	0.82	2.40		1.05	40

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	125

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
International Unconstrained Equity Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$17.61	$0.08	(f)	$(0.70)	$(0.62)	$(0.04)	$—	$(0.04)
Year Ended October 31, 2015	18.59	0.09	(f)(g)	0.39	0.48	(0.17)	(1.29)	(1.46)
Year Ended October 31, 2014	20.59	0.13	(h)	(0.65)	(0.52)	(0.17)	(1.31)	(1.48)
Year Ended October 31, 2013	17.28	0.15		3.62	3.77	(0.11)	(0.35)	(0.46)
November 30, 2011 (j) through October 31, 2012	15.00	0.17		2.11	2.28	—	—	—

Class C
Six Months Ended April 30, 2016 (Unaudited)	17.45	0.03	(f)	(0.68)	(0.65)	(0.01)	—	(0.01)
Year Ended October 31, 2015	18.44	(0.02	)(f)(g)	0.39	0.37	(0.07)	(1.29)	(1.36)
Year Ended October 31, 2014	20.47	0.09	(h)	(0.69)	(0.60)	(0.12)	(1.31)	(1.43)
Year Ended October 31, 2013	17.20	0.07		3.59	3.66	(0.04)	(0.35)	(0.39)
November 30, 2011 (j) through October 31, 2012	15.00	0.10		2.10	2.20	—	—	—

Class R2
Six Months Ended April 30, 2016 (Unaudited)	17.57	0.03	(f)	(0.66)	(0.63)	—	—	—
Year Ended October 31, 2015	18.55	0.03	(f)(g)	0.39	0.42	(0.11)	(1.29)	(1.40)
Year Ended October 31, 2014	20.53	0.12	(h)	(0.68)	(0.56)	(0.11)	(1.31)	(1.42)
Year Ended October 31, 2013	17.24	0.12		3.59	3.71	(0.07)	(0.35)	(0.42)
November 30, 2011 (j) through October 31, 2012	15.00	0.14		2.10	2.24	—	—	—

Class R5
Six Months Ended April 30, 2016 (Unaudited)	17.75	0.09	(f)	(0.67)	(0.58)	(0.06)	—	(0.06)
Year Ended October 31, 2015	18.72	0.16	(f)(g)	0.39	0.55	(0.23)	(1.29)	(1.52)
Year Ended October 31, 2014	20.69	0.24	(h)	(0.67)	(0.43)	(0.23)	(1.31)	(1.54)
Year Ended October 31, 2013	17.35	0.25		3.61	3.86	(0.17)	(0.35)	(0.52)
November 30, 2011 (j) through October 31, 2012	15.00	0.24		2.11	2.35	—	—	—

Class R6
Six Months Ended April 30, 2016 (Unaudited)	17.76	0.11	(f)	(0.68)	(0.57)	(0.08)	—	(0.08)
Year Ended October 31, 2015	18.73	(0.01	)(f)(g)	0.57	0.56	(0.24)	(1.29)	(1.53)
Year Ended October 31, 2014	20.70	0.25	(h)	(0.67)	(0.42)	(0.24)	(1.31)	(1.55)
Year Ended October 31, 2013	17.36	0.26		3.61	3.87	(0.18)	(0.35)	(0.53)
November 30, 2011 (j) through October 31, 2012	15.00	0.25		2.11	2.36	—	—	—

Select Class
Six Months Ended April 30, 2016 (Unaudited)	17.71	0.07	(f)	(0.65)	(0.58)	—	—	—
Year Ended October 31, 2015	18.67	0.15	(f)(g)	0.38	0.53	(0.20)	(1.29)	(1.49)
Year Ended October 31, 2014	20.64	0.21	(h)	(0.67)	(0.46)	(0.20)	(1.31)	(1.51)
Year Ended October 31, 2013	17.32	0.21		3.60	3.81	(0.14)	(0.35)	(0.49)
November 30, 2011 (j) through October 31, 2012	15.00	0.21		2.11	2.32	—	—	—

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(e)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(f)	Calculated based upon average shares outstanding.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Reflects special dividends paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend, the net investment income (loss) per share would have been $0.10, $0.06, $0.08, $0.20, $0.22 and $0.17 for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively and the net investment income (loss) ratio would have been 0.80%, 0.37%, 0.48%, 1.18%, 1.23% and 0.99% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the year ended October 31, 2013 and for the period ended October 31, 2012.
(j)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

126	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers and reimbursements		Portfolio turnover rate (b)(e)

$16.95	(3.51)%	$11,118	1.24%		0.92%		1.60%		24%
17.61	3.04	5,824	1.24		0.49	(g)	2.31		42
18.59	(2.47)	351	1.32		0.98	(h)	5.09		63
20.59	22.23	83	1.32	(i)	0.89	(i)	7.99	(i)	65
17.28	15.20	58	1.32	(i)	1.17	(i)	6.99	(i)	40

16.79	(3.71)	4,823	1.74		0.31		2.13		24
17.45	2.39	3,439	1.74		(0.12	)(g)	2.79		42
18.44	(2.91)	137	1.82		0.55	(h)	6.19		63
20.47	21.61	76	1.82	(i)	0.40	(i)	8.35	(i)	65
17.20	14.67	57	1.82	(i)	0.67	(i)	7.47	(i)	40

16.94	(3.59)	19	1.49		0.40		3.98		24
17.57	2.67	20	1.51		0.19	(g)	5.11		42
18.55	(2.68)	68	1.57		0.66	(h)	6.05		63
20.53	21.92	70	1.57	(i)	0.67	(i)	8.01	(i)	65
17.24	14.93	57	1.57	(i)	0.92	(i)	7.23	(i)	40

17.11	(3.25)	19	0.79		1.10		3.21		24
17.75	3.43	20	0.81		0.89	(g)	4.43		42
18.72	(1.99)	70	0.87		1.36	(h)	5.34		63
20.69	22.76	71	0.87	(i)	1.37	(i)	7.31	(i)	65
17.35	15.67	58	0.87	(i)	1.62	(i)	6.54	(i)	40

17.11	(3.21)	69,437	0.74		1.33		1.04		24
17.76	3.48	5,335	0.74		(0.05	)(g)	2.87		42
18.73	(1.95)	70	0.82		1.41	(h)	5.29		63
20.70	22.80	71	0.82	(i)	1.42	(i)	7.26	(i)	65
17.36	15.73	58	0.82	(i)	1.67	(i)	6.49	(i)	40

17.13	(3.27)	10,327	0.89		0.86		1.35		24
17.71	3.29	59,858	0.89		0.83	(g)	1.84		42
18.67	(2.18)	3,868	1.07		1.17	(h)	5.55		63
20.64	22.49	3,925	1.07	(i)	1.17	(i)	7.52	(i)	65
17.32	15.47	3,175	1.07	(i)	1.42	(i)	6.74	(i)	40

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	127

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Value Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$13.02	$0.09		$(0.82)	$(0.73)	$(0.14)	$—
Year Ended October 31, 2015	14.14	0.18	(g)	(0.83)	(0.65)	(0.47)	—
Year Ended October 31, 2014	15.02	0.47	(g)(h)	(1.07)	(0.60)	(0.28)	—
Year Ended October 31, 2013	12.18	0.22		2.91	3.13	(0.29)	—
Year Ended October 31, 2012	12.05	0.31		0.21	0.52	(0.39)	—
Year Ended October 31, 2011	13.36	0.28		(1.17)	(0.89)	(0.42)	—	(i)

Class C
Six Months Ended April 30, 2016 (Unaudited)	12.65	0.06		(0.81)	(0.75)	(0.07)	—
Year Ended October 31, 2015	13.72	0.10	(g)	(0.78)	(0.68)	(0.39)	—
Year Ended October 31, 2014	14.61	0.38	(g)(h)	(1.05)	(0.67)	(0.22)	—
Year Ended October 31, 2013	11.84	0.16		2.83	2.99	(0.22)	—
Year Ended October 31, 2012	11.72	0.25		0.19	0.44	(0.32)	—
Year Ended October 31, 2011	13.01	0.21		(1.14)	(0.93)	(0.36)	—	(i)

Class R2
Six Months Ended April 30, 2016 (Unaudited)	12.83	0.07		(0.82)	(0.75)	(0.11)	—
Year Ended October 31, 2015	13.93	0.14	(g)	(0.81)	(0.67)	(0.43)	—
Year Ended October 31, 2014	14.78	0.42	(g)(h)	(1.05)	(0.63)	(0.22)	—
Year Ended October 31, 2013	11.99	0.18		2.88	3.06	(0.27)	—
Year Ended October 31, 2012	11.86	0.28		0.19	0.47	(0.34)	—
Year Ended October 31, 2011	13.21	0.24		(1.15)	(0.91)	(0.44)	—	(i)

Class R6
Six Months Ended April 30, 2016 (Unaudited)	13.31	0.18		(0.90)	(0.72)	(0.21)	—
Year Ended October 31, 2015	14.42	0.18	(g)	(0.76)	(0.58)	(0.53)	—
Year Ended October 31, 2014	15.29	0.54	(g)(h)	(1.09)	(0.55)	(0.32)	—
Year Ended October 31, 2013	12.38	0.30		2.96	3.26	(0.35)	—
Year Ended October 31, 2012	12.26	0.37		0.21	0.58	(0.46)	—
November 30, 2010 (j) through October 31, 2011	12.72	0.32		(0.30)	0.02	(0.48)	—	(i)

Institutional Class
Six Months Ended April 30, 2016 (Unaudited)	13.29	0.12		(0.85)	(0.73)	(0.17)	—
Year Ended October 31, 2015	14.41	0.23	(g)	(0.83)	(0.60)	(0.52)	—
Year Ended October 31, 2014	15.29	0.53	(g)(h)	(1.09)	(0.56)	(0.32)	—
Year Ended October 31, 2013	12.38	0.29		2.95	3.24	(0.33)	—
Year Ended October 31, 2012	12.26	0.36		0.20	0.56	(0.44)	—
Year Ended October 31, 2011	13.59	0.33		(1.19)	(0.86)	(0.47)	—	(i)

Select Class
Six Months Ended April 30, 2016 (Unaudited)	13.37	0.11		(0.85)	(0.74)	(0.17)	—
Year Ended October 31, 2015	14.48	0.23	(g)	(0.84)	(0.61)	(0.50)	—
Year Ended October 31, 2014	15.19	0.45	(g)(h)	(1.04)	(0.59)	(0.12)	—
Year Ended October 31, 2013	12.31	0.27		2.93	3.20	(0.32)	—
Year Ended October 31, 2012	12.19	0.34		0.21	0.55	(0.43)	—
Year Ended October 31, 2011	13.50	0.31		(1.18)	(0.87)	(0.44)	—	(i)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Reflects special dividends paid out during the period by several of the Fund’s holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $0.39, $0.30, $0.34, $0.46, $0.45 and $0.37 for Class A, Class C, Class R2, Class R6, Institutional Class and Select Class Shares, respectively and the net investment income (loss) ratio would have been 2.67%, 2.13%, 2.39%, 3.06%, 2.99% and 2.44% for Class A, Class C, Class R2, Class R6, Institutional Class and Select Class Shares, respectively.
(i)	Amount rounds to less than $0.01.
(j)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

128	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)(f)

$12.15	(5.63)%	$653,132	1.35%	1.45%		1.42%	38%
13.02	(4.63)	695,251	1.35	1.31	(g)	1.45	74
14.14	(4.09)	491,010	1.33	3.19	(g)(h)	1.36	59
15.02	26.13	221,077	1.33	1.66		1.35	66
12.18	4.64	124,691	1.35	2.66		1.37	62
12.05	(6.91)	113,976	1.34	2.15		1.36	60

11.83	(5.93)	28,901	1.85	0.95		1.90	38
12.65	(5.01)	31,296	1.85	0.79	(g)	1.90	74
13.72	(4.64)	31,176	1.83	2.65	(g)(h)	1.86	59
14.61	25.58	22,682	1.83	1.19		1.85	66
11.84	4.04	14,311	1.85	2.23		1.87	62
11.72	(7.38)	16,510	1.84	1.60		1.86	60

11.97	(5.83)	1,521	1.60	1.21		1.84	38
12.83	(4.84)	1,929	1.60	1.01	(g)	2.01	74
13.93	(4.33)	1,768	1.58	2.91	(g)(h)	1.61	59
14.78	25.91	1,249	1.59	1.39		1.60	66
11.99	4.27	881	1.60	2.43		1.62	62
11.86	(7.12)	694	1.59	1.84		1.61	60

12.38	(5.44)	28,671	0.74	3.02		0.74	38
13.31	(4.04)	2,354	0.73	1.32	(g)	0.73	74
14.42	(3.64)	30,992	0.83	3.58	(g)(h)	0.84	59
15.29	26.84	107,313	0.84	2.12		0.85	66
12.38	5.11	25,945	0.84	3.06		0.87	62
12.26	(0.10)	50	0.84	2.57		0.86	60

12.39	(5.47)	1,295,143	0.90	1.91		0.90	38
13.29	(4.23)	1,480,321	0.95	1.63	(g)	0.99	74
14.41	(3.75)	2,932,420	0.93	3.51	(g)(h)	0.96	59
15.29	26.72	1,087,334	0.94	2.08		0.95	66
12.38	5.00	639,798	0.94	3.03		0.97	62
12.26	(6.56)	545,034	0.94	2.48		0.96	60

12.46	(5.57)	200,623	1.02	1.79		1.02	38
13.37	(4.28)	233,045	1.03	1.62	(g)	1.03	74
14.48	(3.90)	300,712	1.08	2.96	(g)(h)	1.10	59
15.19	26.46	1,634,392	1.09	1.99		1.10	66
12.31	4.87	1,458,864	1.10	2.92		1.12	62
12.19	(6.65)	1,413,804	1.09	2.37		1.12	60

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	129

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Intrepid International Fund
Class A
Six Months Ended April 30, 2016 (Unaudited)	$19.36	$0.17		$(1.04)	$(0.87)	$(0.33)	$—
Year Ended October 31, 2015	19.49	0.34	(g)	(0.26)	0.08	(0.21)	—
Year Ended October 31, 2014	19.79	0.39	(g)	(0.45)	(0.06)	(0.24)	—
Year Ended October 31, 2013	15.90	0.25	(f)	3.88	4.13	(0.24)	—
Year Ended October 31, 2012	15.32	0.25	(f)	0.49	0.74	(0.16)	—
Year Ended October 31, 2011	16.59	0.24	(f)	(1.27)	(1.03)	(0.24)	—	(h)

Class C
Six Months Ended April 30, 2016 (Unaudited)	19.52	0.11		(1.04)	(0.93)	(0.26)	—
Year Ended October 31, 2015	19.63	0.23	(g)	(0.24)	(0.01)	(0.10)	—
Year Ended October 31, 2014	19.92	0.36	(g)	(0.52)	(0.16)	(0.13)	—
Year Ended October 31, 2013	16.00	0.17		3.90	4.07	(0.15)	—
Year Ended October 31, 2012	15.36	0.18		0.50	0.68	(0.04)	—
Year Ended October 31, 2011	16.61	0.15		(1.26)	(1.11)	(0.14)	—	(h)

Class R2
Six Months Ended April 30, 2016 (Unaudited)	19.21	0.17		(1.07)	(0.90)	(0.27)	—
Year Ended October 31, 2015	19.31	0.38	(g)	(0.34)	0.04	(0.14)	—
Year Ended October 31, 2014	19.61	0.40	(g)	(0.53)	(0.13)	(0.17)	—
Year Ended October 31, 2013	15.74	0.20		3.86	4.06	(0.19)	—
Year Ended October 31, 2012	15.21	0.19		0.50	0.69	(0.16)	—
Year Ended October 31, 2011	16.46	0.17		(1.22)	(1.05)	(0.20)	—	(h)

Class R6
Six Months Ended April 30, 2016 (Unaudited)	19.84	0.23		(1.09)	(0.86)	(0.41)	—
May 29, 2015 (i) through October 31, 2015	21.08	0.12	(g)	(1.36)	(1.24)	—	—

Institutional Class
Six Months Ended April 30, 2016 (Unaudited)	19.83	0.16		(1.03)	(0.87)	(0.08)	—
Year Ended October 31, 2015	19.95	0.52	(g)	(0.34)	0.18	(0.30)	—
Year Ended October 31, 2014	20.23	0.49	(g)	(0.46)	0.03	(0.31)	—
Year Ended October 31, 2013	16.24	0.34		3.97	4.31	(0.32)	—
Year Ended October 31, 2012	15.66	0.33		0.50	0.83	(0.25)	—
Year Ended October 31, 2011	16.94	0.32		(1.29)	(0.97)	(0.31)	—	(h)

Select Class
Six Months Ended April 30, 2016 (Unaudited)	20.13	0.20		(1.07)	(0.87)	(0.38)	—
Year Ended October 31, 2015	20.22	0.42	(g)	(0.26)	0.16	(0.25)	—
Year Ended October 31, 2014	20.51	0.51	(g)	(0.53)	(0.02)	(0.27)	—
Year Ended October 31, 2013	16.46	0.31		4.01	4.32	(0.27)	—
Year Ended October 31, 2012	15.85	0.30		0.51	0.81	(0.20)	—
Year Ended October 31, 2011	16.99	0.26		(1.28)	(1.02)	(0.12)	—	(h)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Includes interest expense, if applicable, which is less than 0.01% unless otherwise noted.
(f)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(g)	Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.
(h)	Amount rounds to less than $0.01.
(i)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

130	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)(f)

$18.16	(4.54)%	$198,415	1.24%	1.93%		1.36%	21%
19.36	0.45	152,834	1.29	1.75	(g)	1.49	33
19.49	(0.33)	101,114	1.39	1.96	(g)	1.46	48
19.79	26.25	60,135	1.47	1.42		1.54	49
15.90	4.97	32,231	1.50	1.65		1.62	46
15.32	(6.30)	31,942	1.50	1.42		1.61	79

18.33	(4.81)	2,437	1.75	1.24		1.85	21
19.52	(0.05)	2,789	1.78	1.17	(g)	1.91	33
19.63	(0.84)	1,318	1.89	1.79	(g)	1.96	48
19.92	25.60	1,131	1.98	0.94		2.04	49
16.00	4.45	875	2.00	1.18		2.12	46
15.36	(6.75)	1,018	2.00	0.91		2.11	79

18.04	(4.68)	481	1.50	1.94		1.80	21
19.21	0.24	227	1.52	1.91	(g)	1.69	33
19.31	(0.66)	98	1.64	2.03	(g)	1.71	48
19.61	26.02	98	1.72	1.16		1.79	49
15.74	4.64	81	1.75	1.29		1.87	46
15.21	(6.48)	106	1.75	1.04		1.85	79

18.57	(4.34)	2,338,722	0.71	2.48		0.72	21
19.84	(5.88)	1,854,941	0.73	1.47	(g)	0.74	33

18.88	(4.39)	28,749	0.83	1.75		0.84	21
19.83	0.93	51,833	0.85	2.57	(g)	0.91	33
19.95	0.13	1,474,870	0.89	2.39	(g)	1.05	48
20.23	26.90	582,599	0.97	1.88		1.14	49
16.24	5.50	303,575	1.00	2.16		1.21	46
15.66	(5.85)	178,258	1.00	1.88		1.20	79

18.88	(4.35)	19,240	0.90	2.12		1.07	21
20.13	0.80	19,292	0.97	2.04	(g)	1.12	33
20.22	(0.13)	15,963	1.14	2.47	(g)	1.21	48
20.51	26.56	13,916	1.23	1.68		1.29	49
16.46	5.24	9,467	1.25	1.94		1.37	46
15.85	(6.08)	12,225	1.25	1.51		1.37	79

SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	131

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited)

1. Organization

JPMorgan Trust I (“JPM I”) and JPMorgan Trust II (“JPM II”) (collectively, the “Trusts”) were formed on November 12, 2004, as Delaware statutory trusts, pursuant to Declarations of Trust dated November 5, 2004 and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies.

The following are 12 separate funds of the Trusts (collectively, the “Funds”) covered by this report:

	Classes Offered	Trust	Diversified/Non-Diversified
Emerging Economies Fund	Class A, Class C, Class R5, Class R6* and Select Class	JPM I	Diversified
Emerging Markets Equity Fund	Class A, Class C, Class R6, Institutional Class and Select Class	JPM I	Diversified
Emerging Markets Equity Income Fund	Class A, Class C, Class R5, Class R6 and Select Class	JPM I	Diversified
Global Research Enhanced Index Fund	Class A, Class C, Class R2, and Select Class	JPM I	Diversified
Global Unconstrained Equity Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
International Equity Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
International Equity Income Fund	Class A, Class C, Class R2, Class R5, Class R6** and Select Class	JPM I	Diversified
International Opportunities Fund	Class A, Class C, Class R6, Institutional Class and Select Class	JPM I	Diversified
International Research Enhanced Equity Fund	Class A, Class C, Class R2 and Select Class	JPM II	Diversified
International Unconstrained Equity Fund	Class A, Class C, Class R2, Class R5, Class R6 and Select Class	JPM I	Diversified
International Value Fund	Class A, Class C, Class R2, Class R6, Institutional Class and Select Class	JPM I	Diversified
Intrepid International Fund	Class A, Class C, Class R2, Class R6***, Institutional Class and Select Class	JPM I	Diversified

Emerging Markets Equity Income Fund commenced operations on December 12, 2014. Prior to March 27, 2015, the Fund was not publicly offered for investment.

As of April 30, 2016, Class A, Class C and Class R2 Shares of Global Research Enhanced Index Fund were not publicly offered for investment.

Prior to January 5, 2015, Class A, Class C, Class R5, Class R6 and Select Class Shares of Global Unconstrained Equity Fund were not publicly offered for investment.

*	Class R6 Shares commenced operations on September 1, 2015, for Emerging Economies Fund.
**	Class R6 Shares commenced operations on January 30, 2015, for International Equity Income Fund.
***	Class R6 Shares commenced operations on May 29, 2015, for Intrepid International Fund.

The investment objective of Emerging Economies Fund is to seek long-term capital growth.

The investment objective of Emerging Markets Equity Fund is to seek to provide high total return from a portfolio of equity securities from emerging markets issuers.

The investment objective of Emerging Markets Equity Income Fund and the International Equity Income Fund is to seek to provide both current income and long-term capital appreciation.

The investment objective of Global Research Enhanced Index Fund, International Research Enhanced Equity Fund and International Unconstrained Equity Fund is to seek to provide long-term capital appreciation.

The investment objective of Global Unconstrained Equity Fund is to seek to provide long-term capital appreciation.

The investment objective of International Equity Fund is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income.

The investment objective of International Opportunities Fund is to seek to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets.

The investment objective of International Value Fund is to seek to provide high total return from a portfolio of foreign company equity securities.

The investment objective of Intrepid International Fund is to seek to maximize long-term capital growth by investing primarily in equity securities in developed markets outside the U.S.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5, Class R6, Institutional Class and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Funds’ prospectus.

On June 19, 2015, all Class B Shares converted to Class A Shares of the same Fund. Prior to June 19, 2015 Class B Shares automatically converted to Class A Shares after eight years and provided for a CDSC.

132	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

J.P. Morgan Investment Management Inc. (“JPMIM”) an indirect, wholly owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) acts as Adviser (the “Adviser”) and Administrator (the “Administrator”) to the Funds. Prior to April 1, 2016, JPMorgan Funds Management, Inc. (“JPMFM”) served as the Funds’ administrator. Effective April 1, 2016, JPMFM merged into JPMIM and JPMIM became the Funds’ administrator under the Administration Agreement.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Administrator has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Funds’ investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Funds’ investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Funds are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	133

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Emerging Economies Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$24,627	$—	$—	$24,627
China	23,418	266,349	—	289,767
Cyprus	2,202	—	—	2,202
Egypt	—	4,130	—	4,130
Hong Kong	625	57,268	—	57,893
Hungary	—	11,296	—	11,296
India	—	52,703	—	52,703
Mexico	18,685	—	—	18,685
Netherlands	—	13,832	—	13,832
Poland	—	25,499	—	25,499
Russia	13,703	73,205	—	86,908
Singapore	—	7,656	—	7,656
South Africa	7,058	6,667	—	13,725
South Korea	9,702	171,729	—	181,431
Taiwan	17,916	141,070	—	158,986
Thailand	—	25,834	—	25,834
Turkey	—	85,184	—	85,184
United Arab Emirates	—	21,331	—	21,331

Total Common Stocks	117,936	963,753	—	1,081,689

Preferred Stocks
Brazil	9,555	—	—	9,555
Russia	7,961	3,148	—	11,109

Total Preferred Stocks	17,516	3,148	—	20,664

Short-Term Investment
Investment Company	17,419	—	—	17,419

Total Investments in Securities	$152,871	$966,901	$—	$1,119,772

Emerging Markets Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$26,792	$—	$26,792
Brazil	236,678	—	—	236,678
China	94,983	143,744	—	238,727
Cyprus	4,606	—	—	4,606
Hong Kong	3,013	138,624	—	141,637
India	123,043	339,080	—	462,123
Indonesia	—	74,626	—	74,626
Mexico	55,600	—	—	55,600
Panama	20,012	—	—	20,012
Peru	29,932	—	—	29,932
Russia	13,438	119,103	—	132,541
South Africa	—	373,306	—	373,306
South Korea	—	90,293	—	90,293
Switzerland	21,451	—	—	21,451
Taiwan	81,613	54,815	—	136,428
Thailand	—	46,110	—	46,110
Turkey	—	12,680	—	12,680
United Kingdom	—	33,759	—	33,759
United States	10,865	—	—	10,865

Total Common Stocks	695,234	1,452,932	—	2,148,166

134	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

Emerging Markets Equity Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Brazil	$14,749	$—	$—	$14,749
Structured Instruments
China	—	16,295	—	16,295
Warrant
Saudi Arabia	—	12,501	—	12,501
Short-Term Investment
Investment Company	49,636	—	—	49,636

Total Investments in Securities	$759,619	$1,481,728	$—	$2,241,347

Emerging Markets Equity Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$246	$—	$—	$246
Chile	72	—	—	72
China	—	65	—	65
Czech Republic	—	72	—	72
Hong Kong	36	235	—	271
Hungary	—	51	—	51
Indonesia	—	29	—	29
Mexico	93	—	—	93
Poland	—	44	—	44
Russia	73	118	—	191
Singapore	—	28	—	28
South Africa	46	346	—	392
South Korea	56	108	—	164
Taiwan	104	488	—	592
Thailand	—	56	—	56
Turkey	—	62	—	62
United Arab Emirates	—	46	—	46

Total Common Stocks	726	1,748	—	2,474

Preferred Stocks
Russia	22	—	—	22
Structured Instruments
China	—	92	—	92
Warrants
Saudi Arabia	—	53	—	53

Total Investments in Securities	$748	$1,893	$—	$2,641

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	135

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

Global Research Enhanced Index Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$183,871		$—		$183,871
Austria	—	—	(a)	—		—	(a)
Belgium	—	29,916		—		29,916
Canada	257,504	—		—		257,504
China	—	302		—		302
Colombia	—	—		—	(a)	—	(a)
Denmark	—	53,002		—		53,002
Finland	—	31,806		—		31,806
France	—	252,142		—		252,142
Germany	—	232,914		—		232,914
Hong Kong	467	79,101		—		79,568
Ireland	64,117	17,100		—		81,217
Israel	8,427	—		—		8,427
Italy	—	65,947		—		65,947
Japan	3,380	581,915		—		585,295
Luxembourg	—	7,977		—		7,977
Netherlands	12,093	139,704		—		151,797
New Zealand	—	5,588		—		5,588
Norway	—	12,742		—		12,742
Portugal	—	10,765		—		10,765
Singapore	31,054	29,870		—		60,924
Spain	—	69,067		—		69,067
Sweden	—	45,118		—		45,118
Switzerland	49,475	229,657		—		279,132
United Kingdom	39,588	421,863		—		461,451
United States	3,852,159	—		—		3,852,159

Total Common Stocks	4,318,264	2,500,367		—	(a)	6,818,631

Preferred Stocks
Germany	—	17,075		—		17,075

Total Investments in Securities	$4,318,264	$2,517,442		$—	(a)	$6,835,706

Global Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$154	$55	$—	$209
Finland	—	23	—	23
France	—	121	—	121
Germany	—	33	—	33
India	45	—	—	45
Ireland	53	—	—	53
Israel	85	—	—	85
Japan	—	134	—	134
Netherlands	62	—	—	62
South Africa	—	14	—	14
Switzerland	43	107	—	150
United Kingdom	—	132	—	132
United States	1,352	—	—	1,352

Total Common Stocks	1,794	619	—	2,413

Total Investments in Securities	$1,794	$619	$—	$2,413

136	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

International Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$36,359	$—	$36,359
Belgium	—	52,541	—	52,541
China	28,717	75,324	—	104,041
Denmark	—	42,600	—	42,600
France	—	394,827	—	394,827
Germany	—	223,397	—	223,397
Hong Kong	—	145,109	—	145,109
India	33,727	—	—	33,727
Indonesia	—	19,860	—	19,860
Israel	36,324	—	—	36,324
Japan	—	720,038	—	720,038
Netherlands	—	185,776	—	185,776
South Africa	—	29,780	—	29,780
South Korea	—	71,670	—	71,670
Switzerland	—	399,258	—	399,258
Taiwan	39,021	—	—	39,021
United Kingdom	—	684,694	—	684,694

Total Common Stocks	137,789	3,081,233	—	3,219,022

Preferred Stocks
Germany	—	40,845	—	40,845
Short-Term Investment
Investment Company	63,437	—	—	63,437

Total Investments in Securities	$201,226	$3,122,078	$—	$3,323,304

International Equity Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,507	$—	$4,507
Belgium	—	3,049	—	3,049
Canada	1,417	—	—	1,417
Denmark	—	1,677	—	1,677
Finland	—	2,842	—	2,842
France	—	5,574	—	5,574
Germany	—	10,337	—	10,337
Hong Kong	—	1,019	—	1,019
India	1,516	—	—	1,516
Ireland	1,517	—	—	1,517
Israel	—	4,138	—	4,138
Italy	—	2,824	—	2,824
Japan	5,066	14,706	—	19,772
Netherlands	—	6,121	—	6,121
New Zealand	—	2,346	—	2,346
Norway	—	2,782	—	2,782
Russia	—	2,624	—	2,624
Spain	959	—	—	959
Switzerland	—	5,263	—	5,263
Taiwan	4,004	—	—	4,004
United Kingdom	—	23,183	—	23,183
United States	—	2,082	—	2,082

Total Common Stocks	14,479	95,074	—	109,553

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	137

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

International Equity Income Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$5,006	$—	$—	$5,006

Total Investments in Securities	$19,485	$95,074	$—	$114,559

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$195	$—	$195

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(417)	$—	$(417)

International Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$103,174	$—	$103,174
Belgium	—	56,052	—	56,052
China	—	20,359	—	20,359
Denmark	—	91,309	—	91,309
Finland	—	47,472	—	47,472
France	—	225,527	—	225,527
Germany	—	170,722	—	170,722
Hong Kong	—	41,978	—	41,978
India	23,895	—	—	23,895
Ireland	—	36,329	—	36,329
Italy	—	86,909	—	86,909
Japan	—	627,352	—	627,352
Netherlands	—	137,706	—	137,706
Norway	—	39,150	—	39,150
Spain	—	11,886	—	11,886
Sweden	—	58,574	—	58,574
Switzerland	—	166,479	—	166,479
United Kingdom	—	601,748	—	601,748

Total Common Stocks	23,895	2,522,726	—	2,546,621

Preferred Stocks
Germany	—	29,248	—	29,248
Short-Term Investment
Investment Company	50,458	—	—	50,458

Total Investments in Securities	$74,353	$2,551,974	$—	$2,626,327

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$21,829	$—	$21,829

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(18,634)	$—	$(18,634)

138	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

International Research Enhanced Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$70,194	$—	(a)	$70,194
Belgium	—	12,690	—		12,690
Denmark	—	12,886	—		12,886
Finland	—	22,835	—		22,835
France	—	113,031	—		113,031
Germany	—	98,143	—		98,143
Hong Kong	—	28,991	—		28,991
Ireland	4,996	14,791	—		19,787
Israel	3,238	—	—		3,238
Italy	—	31,797	—		31,797
Japan	—	263,991	—		263,991
Luxembourg	—	5,970	—		5,970
Netherlands	—	76,020	—		76,020
New Zealand	—	4,410	—		4,410
Norway	—	2,483	—		2,483
Portugal	—	3,656	—		3,656
Singapore	—	9,547	—		9,547
Spain	—	27,600	—		27,600
Sweden	—	21,260	—		21,260
Switzerland	—	116,411	—		116,411
United Kingdom	8,967	208,039	—		217,006

Total Common Stocks	17,201	1,144,745	—	(a)	1,161,946

Preferred Stocks
Germany	—	12,201	—		12,201
Short-Term Investment
Investment Company	24,061	—	—		24,061

Total Investments in Securities	$41,262	$1,156,946	$—	(a)	$1,198,208

Appreciation in Other Financial Instruments
Futures Contracts	$—	$465	$—		$465

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(124)	$—		$(124)

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	139

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$2,764	$—	$2,764
Canada	1,386	—	—	1,386
China	3,481	2,300	—	5,781
Denmark	—	1,590	—	1,590
Finland	—	3,209	—	3,209
France	—	7,112	—	7,112
Germany	—	5,840	—	5,840
Hong Kong	—	3,943	—	3,943
India	1,957	—	—	1,957
Ireland	—	1,424	—	1,424
Israel	3,232	—	—	3,232
Italy	—	1,570	—	1,570
Japan	—	11,625	—	11,625
Netherlands	—	5,948	—	5,948
South Africa	—	1,434	—	1,434
South Korea	—	2,783	—	2,783
Switzerland	—	9,744	—	9,744
Taiwan	1,700	—	—	1,700
United Kingdom	—	19,443	—	19,443

Total Common Stocks	11,756	80,729	—	92,485

Short-Term Investment
Investment Company	3,281	—	—	3,281

Total Investments in Securities	$15,037	$80,729	$—	$95,766

International Value Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$68,230	$—	$68,230
Belgium	—	46,167	—	46,167
Canada	15,945	—	—	15,945
China	—	23,436	—	23,436
Denmark	—	15,481	—	15,481
Finland	—	40,101	—	40,101
France	—	257,717	—	257,717
Germany	—	153,170	—	153,170
Hong Kong	—	40,307	—	40,307
Ireland	10,400	20,380	—	30,780
Israel	25,486	—	—	25,486
Italy	—	88,640	—	88,640
Japan	—	442,574	—	442,574
Luxembourg	—	24,013	—	24,013
Netherlands	—	171,303	—	171,303
Norway	—	24,848	—	24,848
South Korea	—	21,025	—	21,025
Spain	—	39,469	—	39,469
Sweden	—	64,953	—	64,953
Switzerland	—	100,588	—	100,588
United Kingdom	—	438,665	—	438,665

Total Common Stocks	51,831	2,081,067	—	2,132,898

140	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

International Value Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Preferred Stocks
Germany	$—	$10,578	$—	$10,578
Short-Term Investment
Investment Company	51,512	—	—	51,512

Total Investments in Securities	$103,343	$2,091,645	$—	$2,194,988

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$16,721	$—	$16,721

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(14,612)	$—	$(14,612)

Intrepid International Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$165,625	$—	$165,625
Belgium	—	38,600	—	38,600
China	—	7,335	—	7,335
Denmark	—	63,702	—	63,702
Finland	—	18,255	—	18,255
France	—	288,660	—	288,660
Germany	—	215,113	—	215,113
Hong Kong	—	92,529	—	92,529
India	8,439	—	—	8,439
Ireland	9,251	24,468	—	33,719
Israel	16,209	—	—	16,209
Italy	—	36,273	—	36,273
Japan	8,704	547,791	—	556,495
Luxembourg	—	9,619	—	9,619
Netherlands	—	134,268	—	134,268
Norway	—	20,448	—	20,448
Singapore	—	13,425	—	13,425
South Korea	8,204	—	—	8,204
Spain	—	66,685	—	66,685
Sweden	—	70,448	—	70,448
Switzerland	—	210,701	—	210,701
Taiwan	7,967	—	—	7,967
United Kingdom	33,222	415,929	—	449,151
United States	—	9,596	—	9,596

Total Common Stocks	91,996	2,449,470	—	2,541,466

Preferred Stocks
Germany	—	10,703	—	10,703
Short-Term Investment
Investment Company	70,048	—	—	70,048

Total Investments in Securities	162,044	2,460,173	—	2,622,217

(a)	Value is zero.

For the Emerging Economies Fund, Emerging Markets Equity Fund, Emerging Markets Equity Income Fund, International Equity Fund, International Equity Income Fund, International Opportunities Fund, International Research Enhanced Equity Fund, International Unconstrained Equity Fund, International Value Equity Fund and Intrepid International Fund the transfers from level 2 to level 1 in the amounts of approximately $25,117,000,

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	141

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

$26,270,000, $64,000, $50,207,000, $1,626,000, $35,176,000, $7,189,000, $2,808,000, $44,479,000 and $16,191,000, respectively, are due to applying the fair value factors to certain securities as of April 30, 2016.

For the Global Research Enhanced Index Fund there were no significant transfers among any levels during the six months ended April 30, 2016.

For the Global Unconstrained Equity Fund there were no transfers among any levels during the six months ended April 30, 2016.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Funds.

As of April 30, 2016, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Futures Contracts — Emerging Economies Fund, Global Research Enhanced Index Fund, Global Unconstrained Equity Fund, International Opportunities Fund, International Research Enhanced Equity Fund and International Value Fund used index futures contracts to gain or reduce exposure to the stock market, maintain liquidity or minimize transaction costs. The Funds also bought futures contracts to invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.

The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

The table below discloses the volume of the Funds’ futures contracts activity during the six months ended April 30, 2016 (amounts in thousands):

	Emerging Economies Fund	Global Research Enhanced Index Fund		Global Unconstrained Equity Fund		International Opportunities Fund		International Research Enhanced Equity Fund	International Value Fund
Futures Contracts:
Average Notional Balance Long	$11,707	$87,241	(a)	$129,611	(b)	$43,150	(c)	$19,533	$32,445	(b)
Ending Notional Balance Long	—	—		—		—		19,430	—

(a)	For the period November 1, 2015 through March 31, 2016.
(b)	For the period March 1, 2016 through March 31, 2016.
(c)	For the period January 1, 2016 through January 31, 2016.

D. Forward Foreign Currency Exchange Contracts — International Equity Income Fund, International Opportunities Fund and International Value Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Funds also bought forward currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward

142	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

foreign currency exchange contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Funds also record a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

As of April 30, 2016, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

The table below discloses the volume of the Funds’ forward foreign currency exchange contracts activity during the six months ended April 30, 2016 (amounts in thousands):

	International Equity Income Fund		International Opportunities Fund	International Value Fund
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	$12,363	(a)	$521,900	$375,753
Average Settlement Value Sold	13,279	(b)	469,460	334,475
Ending Value Purchased	13,658		691,682	495,775
Ending Value Sold	11,949		651,979	453,278

(a)	For the period February 1, 2016 through April 30, 2016.
(b)	For the period March 1, 2016 through April 30, 2016.

The Funds’ forward foreign currency contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

E. Summary of Derivatives Information

The following table presents the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Equity Income Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$195

Gross Liabilities:
Foreign exchange contracts	Payables	$(417)

The following table presents the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$21,829

Gross Liabilities:
Foreign exchange contracts	Payables	$(18,634)

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	143

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2016 (amounts in thousands):

International Opportunities Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Barclays Bank plc	$535	$(535)	$—	$—
BNP Paribas	1,334	—	—	1,334
Goldman Sachs International	9,821	(2,651)	—	7,170
HSBC Bank, N.A.	550	(550)	—	—
Merrill Lynch International	491	—	—	491
Morgan Stanley	753	(265)	—	488
Royal Bank of Canada	1,183	(1,183)	—	—
Royal Bank of Scotland	1,024	—	—	1,024
Societe Generale	651	(103)	—	548
Standard Chartered Bank	2,516	(1,448)	—	1,068
Union Bank of Switzerland AG	2,971	—	—	2,971

	$21,829	$(6,735)	$—	$15,094

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Barclays Bank plc	$984	$(535)		$449
Citibank, N.A.	2,282	—	—	2,282
Goldman Sachs International	2,651	(2,651)	—	—
HSBC Bank, N.A.	6,894	(550)	—	6,344
Morgan Stanley	265	(265)	—	—
Royal Bank of Canada	2,306	(1,183)	—	1,123
Societe Generale	103	(103)	—	—
Standard Chartered Bank	1,448	(1,448)	—	—
State Street Corp.	1,701	—	—	1,701

	$18,634	$(6,735)	$—	$11,899

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

The following table presents the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Research Enhanced Equity Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$465

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(124)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

144	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

The following table presents the value of derivatives held as of April 30, 2016, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

International Value Fund

Derivative Contracts	Statements of Assets and Liabilities
Gross Assets:		Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	Receivables	$16,721

Gross Liabilities:
Foreign exchange contracts	Payables	$(14,612)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of April 30, 2016 (amounts in thousands):

International Value Fund

Counterparty	Gross Amount of Derivative Assets Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (not less than zero)
Australia & New Zealand Banking Group Ltd.	$59	$(59)	$—	$—
Barclays Bank plc	13	(13)	—	—
BNP Paribas	2,050	(2,050)	—	—
Citibank, N.A.	1,152	(255)	—	897
Deutsche Bank AG	1,071	(455)	—	616
Goldman Sachs International	5,583	(5,005)	—	578
HSBC Bank, N.A.	574	(574)	—	—
Morgan Stanley	141	(141)	—	—
Royal Bank of Canada	1,668	(869)	—	799
Royal Bank of Scotland	559	(63)	—	496
Standard Chartered Bank	784	(672)	—	112
State Street Corp.	2,277	(1,397)	—	880
Union Bank of Switzerland AG	790	—	—	790

	$16,721	$(11,553)	$—	$5,168

Counterparty	Gross Amount of Derivative Liabilities Presented on the Statement of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Australia & New Zealand Banking Group Ltd.	$521	$(59)	$—	$462
Barclays Bank plc	168	(13)	—	155
BNP Paribas	2,698	(2,050)	—	648
Citibank, N.A.	255	(255)	—	—
Deutsche Bank AG	455	(455)	—	—
Goldman Sachs International	5,005	(5,005)	—	—
HSBC Bank, N.A.	1,187	(574)	—	613
Morgan Stanley	1,322	(141)	—	1,181
Royal Bank of Canada	869	(869)	—	—
Royal Bank of Scotland	63	(63)	—	—
Standard Chartered Bank	672	(672)	—	—
State Street Corp.	1,397	(1,397)	—	—

	$14,612	$(11,553)	$—	$3,059

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	145

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against the counterparty (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Funds often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

The following tables present the effect of derivatives on the Statements of Operations for the six months ended April 30, 2016, by primary underlying risk exposure (amounts in thousands):

Emerging Economies Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(3,603)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$979

Global Research Enhanced Index Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$11,473

(a)	Amount rounds to less than $1,000.

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(10,589)

Global Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$228

(a)	Amount rounds to less than $1,000.

International Equity Income Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(41)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$(222)

146	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

International Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$6,448	$—	$6,448
Foreign exchange contracts	—	12,233	12,233

	$6,448	$12,233	$18,681

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$3,912

International Research Enhanced Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$2,367

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(47)

International Value Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$1,045	$—	$1,045
Foreign exchange contracts	—	7,949	7,949

	$1,045	$7,949	$8,994

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Forward Foreign Currency Exchange Contracts
Foreign exchange contracts	$373

The Funds’ derivatives contracts held at April 30, 2016 are not accounted for as hedging instruments under GAAP.

F. Structured Instruments — Emerging Markets Equity Fund and Emerging Markets Equity Income Fund invested in structured instruments that have similar economic characteristics to equity securities. These instruments often seek to replicate the performance of an underlying reference asset such as an equity security or market (“reference asset”). The value of these instruments is generally derived from the price movements of the reference asset. On maturity date of each instrument, the Funds will receive a payment from the instrument’s issuing entity based on the value of the reference asset and record a realized gain or loss. The instrument may receive dividends paid in connection with the reference asset which are reported as Net realized gain (loss) on investment transactions on the Statements of Operations.

Structured instruments may be issued by banks, broker dealers or their affiliates and typically constitute unsecured contractual obligations of the issuing entity. In addition to credit risk, investments in structured instruments generally have the same risks associated with a direct investment in the reference asset. However, there can be no assurance that structured instruments will trade at the same price or have the same value as the reference asset. In addition, structured instruments may be subject to transfer restrictions and a liquid market may not exist for these instruments.

The lack of a liquid market may make it difficult to sell the structured instruments or accurately value them. Investments in structured instruments subject the Funds to counterparty risk.

G. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	147

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

H. Offering and Organizational Costs — Total offering costs of approximately $121,000 incurred in connection with the offering of shares of Emerging Markets Equity Income Fund were amortized on a straight line basis over 12 months from the date the Fund commenced operations. Costs paid in connection with the organization of the Fund, if any, were recorded as an expense at the time the Fund commenced operations and are included as part of Professional fees on the Statements of Operations. For the six months ended April 30, 2016, total offering costs amortized were approximately $14,000.

I. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when a fund first learns of the dividend.

J. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trusts are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Funds for the six months ended April 30, 2016 are as follows (amounts in thousands):

	Class A		Class C		Class R2		Class R5		Class R6		Institutional Class	Select Class		Total
Emerging Economies Fund
Transfer agent fees	$3		$1		n/a		$1		$2		n/a	$3		$10
Sub-transfer agent fees	39		3		n/a		1		—		n/a	9		52

Emerging Markets Equity Fund
Transfer agent fees	32		5		n/a		n/a		5		$8	10		60
Sub-transfer agent fees	211		29		n/a		n/a		—		47	144		431

Emerging Markets Equity Income Fund
Transfer agent fees	—	(a)	—	(a)	n/a		—		—		n/a	—		—	(a)
Sub-transfer agent fees	—		—		n/a		—		—		n/a	—		—

Global Research Enhanced Index Fund
Transfer agent fees	—	(a)	—	(a)	$—	(a)	n/a		n/a		n/a	30		30
Sub-transfer agent fees	—		—		—		n/a		n/a		n/a	8		8

Global Unconstrained Equity Fund
Transfer agent fees	1		—	(a)	—	(a)	—	(a)	—	(a)	n/a	1		2
Sub-transfer agent fees	—	(a)	—	(a)	—		—		—		n/a	—	(a)	—	(a)

International Equity Fund
Transfer agent fees	16		3		—	(a)	1		9		n/a	6		35
Sub-transfer agent fees	145		14		1		18		—		n/a	39		217

International Equity Income Fund
Transfer agent fees	2		1		1		—	(a)	—	(a)	n/a	1		5
Sub-transfer agent fees	21		3		—	(a)	—		—		n/a	9		33

International Opportunities Fund
Transfer agent fees	6		1		n/a		n/a		6		1	5		19
Sub-transfer agent fees	121		1		n/a		n/a		—		2	6		130

148	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Class A	Class C	Class R2		Class R5		Class R6		Institutional Class	Select Class	Total

International Research Enhanced Equity Fund
Transfer agent fees	$19	$2	$—	(a)	n/a		n/a		n/a	$6	$27
Sub-transfer agent fees	48	15	4		n/a		n/a		n/a	20	87

International Unconstrained Equity Fund
Transfer agent fees	1	1	—	(a)	$—	(a)	$—	(a)	n/a	2	4
Sub-transfer agent fees	1	1	—		—		—		n/a	2	4

International Value Fund
Transfer agent fees	15	2	1		n/a		—	(a)	$7	6	31
Sub-transfer agent fees	596	22	3		n/a		—		470	41	1,132

Intrepid International Fund
Transfer agent fees	4	1	—	(a)	n/a		8		3	1	17
Sub-transfer agent fees	112	1	—	(a)	n/a		—		1	9	123

(a)	Amount rounds to less than $1,000.

K. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Funds’ tax positions for all open tax years and has determined that as of April 30, 2016, no liability for income tax is required in the Funds’ financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. Each of the Funds’ Federal tax returns for the prior three fiscal years, or since inception if shorter, remains subject to examination by the Internal Revenue Service.

L. Foreign Taxes — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. The Funds are subject to a tax imposed on short-term capital gains on securities of issuers domiciled in India. The Funds record an estimated deferred tax liability for these securities that have been held for less than one year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount, if any, is reported as Deferred India capital gains tax in the accompanying Statements of Assets and Liabilities. Short-term realized capital losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short-term realized capital gains.

India has enacted rules imposing a tax on the indirect transfers of Indian shares. Based upon current guidance from the Indian tax authorities, management does not believe that such tax will be applicable to the Funds. However, management’s conclusion, regarding this and other foreign tax matters, may be subject to future review based on changes in, or the interpretation of, the accounting standards and the tax laws and regulations.

M. Distributions to Shareholders — Distributions from net investment income if any, are generally declared and paid annually, except for International Equity Income Fund, which are declared and paid monthly and for International Equity Fund, which are declared and paid quarterly. Distributions are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by each Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreements, the Adviser supervises the investments of each Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s respective average daily net assets.

The annual rate for each Fund is as follows:

Emerging Economies Fund	1.00%
Emerging Markets Equity Fund	1.00
Emerging Markets Equity Income Fund	1.00
Global Research Enhanced Index Fund	0.20
Global Unconstrained Equity Fund	0.70
International Equity Fund	0.80
International Equity Income Fund	0.70

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	149

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

International Opportunities Fund	0.60%
International Research Enhanced Equity Fund	0.20
International Unconstrained Equity Fund	0.70
International Value Fund	0.60
Intrepid International Fund	0.60

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

Effective May 20, 2016 the Advisory fee for the Emerging Economies Fund and the Emerging Markets Equity Fund was reduced from 1.00% to 0.85%.

B. Administration Fee — Pursuant to Administration Agreements, the Administrator provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended April 30, 2016, the effective annualized rate was 0.08% of each Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Funds’ sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to Distribution Agreements, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trusts’ exclusive underwriter and promotes and arranges for the sale of each Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Funds, as applicable, in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2
Emerging Economies Fund	0.25%	0.75%	n/a
Emerging Markets Equity Fund	0.25	0.75	n/a
Emerging Markets Equity Income Fund	0.25	0.75	n/a
Global Research Enhanced Index Fund	0.25	0.75	0.50%
Global Unconstrained Equity Fund	0.25	0.75	0.50
International Equity Fund	0.25	0.75	0.50
International Equity Income Fund	0.25	0.75	0.50
International Opportunities Fund	0.25	0.75	n/a
International Research Enhanced Equity Fund	0.25	0.75	0.50
International Unconstrained Equity Fund	0.25	0.75	0.50
International Value Fund	0.25	0.75	0.50
Intrepid International Fund	0.25	0.75	0.50

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended April 30, 2016, the Distributor retained the following amounts (in thousands):

	Front-End Sales Charge		CDSC
Emerging Economies Fund	$2		$—
Emerging Markets Equity Fund	47		—	(a)
Emerging Markets Equity Income Fund	—	(a)	—
Global Unconstrained Equity Fund	—	(a)	—
International Equity Fund	7		—
International Equity Income Fund	20		—	(a)
International Opportunities Fund	2		—
International Research Enhanced Equity Fund	2		—	(a)
International Unconstrained Equity Fund	9		—	(a)
International Value Fund	196		—
Intrepid International Fund	1		—

(a)	Amount rounds to less than $1,000.

150	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

D. Shareholder Servicing Fees — The Trusts, on behalf of the Funds, have entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not charge a shareholder servicing fee. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Institutional Class	Select Class
Emerging Economies Fund	0.25%	0.25%	n/a	0.05%	n/a	0.25%
Emerging Markets Equity Fund	0.25	0.25	n/a	n/a	0.10%	0.25
Emerging Markets Equity Income Fund	0.25	0.25	n/a	0.05	n/a	0.25
Global Research Enhanced Index Fund	0.25	0.25	0.25%	n/a	n/a	0.25
Global Unconstrained Equity Fund	0.25	0.25	0.25	0.05	n/a	0.25
International Equity Fund	0.25	0.25	0.25	0.05	n/a	0.25
International Equity Income Fund	0.25	0.25	0.25	0.05	n/a	0.25
International Opportunities Fund	0.25	0.25	n/a	n/a	0.10	0.25
International Research Enhanced Equity Fund	0.25	0.25	0.25	n/a	n/a	0.25
International Unconstrained Equity Fund	0.25	0.25	0.25	0.05	n/a	0.25
International Value Fund	0.25	0.25	0.25	n/a	0.10	0.25
Intrepid International Fund	0.25	0.25	0.25	n/a	0.10	0.25

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived shareholder servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio and accounting services to the Funds. For these services, the Funds pay JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in Custodian and accounting fees on the Statements of Operations.

Interest income earned on cash balances at the custodian, if any, is included as Interest income from affiliates on the Statements of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statements of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Funds to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Funds’ respective average daily net assets as shown in the table below:

	Class A	Class C	Class R2	Class R5	Class R6	Institutional Class	Select Class
Emerging Economies Fund	1.55%	2.05%	n/a	1.10%	1.05%	n/a	1.30%
Emerging Markets Equity Fund	1.55	2.05	n/a	n/a	1.05	1.15%	1.30
Emerging Markets Equity Income Fund	1.55	2.05	n/a	1.10	1.05	n/a	1.30
Global Research Enhanced Index Fund	0.59	1.09	0.84%	n/a	n/a	n/a	0.34
Global Unconstrained Equity Fund*	0.75	1.25	1.00	0.30	0.25	n/a	0.40
International Equity Fund	1.31	1.81	1.56	0.86	0.81	n/a	1.06
International Equity Income Fund	1.25	1.75	1.50	0.80	0.75	n/a	0.90
International Opportunities Fund	1.31	1.92	n/a	n/a	0.81	0.91	1.06
International Research Enhanced Equity Fund	0.60	1.10	0.85	n/a	n/a	n/a	0.35
International Unconstrained Equity Fund	1.25	1.75	1.50	0.80	0.75	n/a	0.90
International Value Fund	1.35	1.85	1.60	n/a	0.85	0.95	1.10
Intrepid International Fund	1.25	1.75	1.50	n/a	0.75	0.85	0.90

*	The expense limitation agreement was in effect for the six months ended April 30, 2016 and is in place until July 1, 2016. An additional expense limitation of 1.25%, 1.75%, 1.50%, 0.80%, 0.75% and 0.90% for Class A, Class C, Class R2, Class R5, Class R6 and Select Class Shares, respectively, is in place until February 28, 2017.

Except as noted above, the expense limitation agreements were in effect for the six months ended April 30, 2016 and are in place until February 28, 2017.

Effective May 20, 2016, the contractual expense limitation for Emerging Economies Fund were reduced to 1.35%, 1.85%, 0.95%, 085% and 1.10% for Class A, Class C, Class R5, Class R6 and Select Class Shares, respectively until at least May 31, 2017.

Effective May 20, 2016, the contractual expense limitation for Emerging Markets Equity Fund were reduced to 1.35%, 1.85%, 0.85%, 095% and 1.10% for Class A, Class C, Class R6, Institutional Class and Select Class Shares, respectively until at least May 31, 2017.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	151

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

For the six months ended April 30, 2016, the Funds’ service providers waived fees and/or reimbursed expenses for each of the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and/or reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Shareholder Servicing		Total	Contractual Reimbursements
Emerging Economies Fund	$377	$251	$58		$686	$2
Emerging Markets Equity Fund	695	463	483		1,641	—
Emerging Markets Equity Income Fund	13	1	—	(a)	14	91
Global Research Enhanced Index Fund	4,414	2,840	—	(a)	7,254	1
Global Unconstrained Equity Fund	24	14	3		41	88
International Equity Fund	933	619	237		1,789	5
International Equity Income Fund	125	42	15		182	—	(a)
International Opportunities Fund	—	—	58		58	—
International Research Enhanced Equity Fund	693	364	85		1,142	—	(a)
International Unconstrained Equity Fund	84	34	12		130	—	(a)
International Value Fund	—	—	216		216	2
Intrepid International Fund	—	—	110		110	—	(a)

	Voluntary Waivers
	Investment Advisory	Total
Global Unconstrained Equity Fund	$82	$82

(a)	Amount rounds to less than $1,000.

Additionally, the Funds may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective March 1, 2016, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the applicable Funds’ investment in such affiliated money market fund. Prior to March 1, 2016, a portion of the waiver was voluntary.

The amounts of these waivers resulting from investments in these money market funds for the six months ended April 30, 2016 were as follows (amounts in thousands):

Emerging Economies Fund	$26
Emerging Markets Equity Fund	54
Global Research Enhanced Index Fund	106
Global Unconstrained Equity Fund	2
International Equity Fund	60
International Equity Income Fund	3
International Opportunities Fund	51
International Research Enhanced Equity Fund	20
International Unconstrained Equity Fund	3
International Value Fund	23
Intrepid International Fund	51

G. Other — Certain officers of the Trusts are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Funds for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Funds in accordance with Federal securities regulations. Each Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statements of Operations.

The Trusts adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six months ended April 30, 2016, International Equity Income Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

152	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

The Funds may use related party broker-dealers. For the six months ended April 30, 2016, the Funds incurred brokerage commissions with broker-dealers affiliated with the Adviser as follows (amounts in thousands):

Emerging Economics Fund	$3
Emerging Markets Equity Fund	3
Emerging Markets Equity Income Fund	—	(a)
Global Research Enhanced Index Fund	3
Global Unconstrained Equity Fund	2
International Equity Income Fund	1
International Opportunities Fund	3
International Research Enhanced Equity Fund	5
International Unconstrained Equity Fund	1
International Value Fund	21
Intrepid International Fund

(a)	Amount rounds to less than $1,000.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended April 30, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
Emerging Economies Fund	$454,897	$370,891
Emerging Markets Equity Fund	223,149	270,102
Emerging Markets Equity Income Fund	340	375
Global Research Enhanced Index Fund	1,447,707	1,592,875
Global Unconstrained Equity Fund	137,494	142,019
International Equity Fund	629,056	130,870
International Equity Income Fund	94,508	87,092
International Opportunities Fund	1,155,296	668,428
International Research Enhanced Equity Fund	485,351	142,336
International Unconstrained Equity Fund	39,611	18,852
International Value Fund	850,746	933,999
Intrepid International Fund	1,052,007	469,671

During the six months ended April 30, 2016, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at April 30, 2016 were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Economies Fund	$1,135,116	$75,726	$91,070	$(15,344)
Emerging Markets Equity Fund	2,077,773	340,620	177,046	163,574
Emerging Markets Equity Income Fund	2,810	135	304	(169)
Global Research Enhanced Index Fund	6,451,156	676,179	291,629	384,550
Global Unconstrained Equity Fund	2,347	115	49	66
International Equity Fund	3,267,131	360,154	303,981	56,173
International Equity Income Fund	108,393	7,528	1,362	6,166
International Opportunities Fund	2,512,689	227,382	113,744	113,638
International Research Enhanced Equity Fund	1,169,774	88,581	60,147	28,434
International Unconstrained Equity Fund	96,212	4,510	4,956	(446)
International Value Fund	2,179,034	149,725	133,771	15,954
Intrepid International Fund	2,656,808	150,968	185,559	(34,591)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized by the Funds after October 31, 2011, are carried forward indefinitely, and retain their character as short-term and/or long-term losses. Prior to the Act, net capital losses incurred by the

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	153

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

Funds were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At October 31, 2015, the following Funds had post-enactment net capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Emerging Economies Fund	$101,060	$57,603
Emerging Markets Equity Fund	9,367	15,957
Emerging Markets Equity Income Fund	126	—
Global Research Enhanced Index Fund	13,051	10,950
International Equity Fund	1,547	11,085
International Opportunities Fund	28,676	—
International Unconstrained Equity Fund	754	—
International Value Fund	13,872	—
Intrepid International Fund	25,306	—

At October 31, 2015, the following Funds had pre-enactment net capital loss carryforwards, expiring during the years indicated, which are available to offset future realized gains as follows (amounts in thousands):

	2016	2017	2018	2019	Total
Emerging Economies Fund	$—	$1,890	$—	$16,730	$18,620
Emerging Markets Equity Fund	—	4,903	—	—	4,903
International Equity Fund	—	—	4,532	3,312	7,844
International Opportunities Fund	—	—	—	5,449	5,449
International Value Fund	35,803	241,545	63,767	—	341,115
Intrepid International Fund	281,157	250,971	—	—	532,128

6. Borrowings

The Funds rely upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Funds to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Funds because the Funds and the series of JPM II are all investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trusts and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Funds had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at April 30, 2016. Average borrowings from the Facility for, or at any time during, the six months ended April 30, 2016, were as follows (amounts in thousands):

	Average Borrowings	Average Interest Rate Paid	Number of Days Outstanding	Interest Paid
Emerging Economies Fund	$26,124	0.36%	5	$1

Interest expense paid as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statements of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

154	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

As of April 30, 2016, the J.P. Morgan Investor Funds and the JPMorgan SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of certain Funds as follows:

	J.P. Morgan Investor Funds	JPMorgan SmartRetirement Funds
Emerging Economies Fund	15.2%	66.5%
Emerging Markets Equity Fund	n/a	45.2
International Equity Fund	10.3	67.5
International Opportunities Fund	n/a	85.3
International Research Enhanced Equity Fund	58.4	n/a
International Unconstrained Equity Fund	67.0	n/a
Intrepid International Fund	n/a	86.8

As of April 30, 2016, the Funds had individual shareholder accounts and/or omnibus accounts which collectively represented the following percentage of each Fund’s net assets:

	Number of Individual Affiliated Shareholder Accounts and/or Affiliated Omnibus Accounts	% of the Fund	Number of Individual Non- affiliated Shareholder Accounts and/or Non-affiliated Omnibus Accounts	% of the Fund
Emerging Markets Equity Income Fund	1	94.3%	n/a	n/a
Global Research Enhanced Index Fund	1	89.5	n/a	n/a
Global Unconstrained Equity Fund	1	16.6	3	41.3%
International Value Fund	n/a	n/a	2	63.2

Significant shareholder transactions by these shareholders may impact the Funds’ performance.

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Fund. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of April 30, 2016, the following Funds had non-U.S. country allocations representing greater than 10% of total investments as follows:

	Brazil	China	France	Hong-Kong	India	Japan
Emerging Economies Fund	—%	25.9%	—%	—%	—%	—%
Emerging Markets Equity Fund	11.2	11.4	—	—	20.6	—
Emerging Markets Equity Income Fund	—	—	—	10.3	—	—
International Equity Fund	—	—	11.9	—	—	21.7
International Equity Income Fund	—	—	—	—	—	17.3
International Opportunities Fund	—	—	—	—	—	23.9
International Research Enhanced Equity Fund	—	—	—	—	—	22.0
International Unconstrained Equity Fund	—	—	—	—	—	12.1
International Value Fund	—	—	11.7	—	—	20.2
Intrepid International Fund	—	—	11.0	—	—	21.2

	South Africa	South Korea	Switzerland	Taiwan	United Kingdom
Emerging Economies Fund	—%	16.2%	—%	14.2%	—%
Emerging Markets Equity Fund	16.6	—	—	—	—
Emerging Markets Equity Income Fund	14.9	—	—	22.4	—
International Equity Fund	—	—	12.0	—	20.6
International Equity Income Fund	—	—	—	—	20.2
International Opportunities Fund	—	—	—	—	22.9
International Research Enhanced Equity Fund	—	—	—	—	18.1
International Unconstrained Equity Fund	—	—	10.2	—	20.3
International Value Fund	—	—	—	—	20.0
Intrepid International Fund	—	—	—	—	17.1

As of April 30, 2016, a significant portion of each Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	155

NOTES TO FINANCIAL STATEMENTS

AS OF APRIL 30, 2016 (Unaudited) (continued)

8. Subsequent Event

During the period April 30, 2016 through June 21, 2016, International Value Fund had net redemptions of ($657,715,391). This amount represented 29.8% of the Fund’s net assets as of April 30, 2016.

156	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, November 1, 2015, and continued to hold your shares at the end of the reporting period, April 30, 2016.

Actual Expenses

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Economies Fund
Class A
Actual	$1,000.00	$967.50	$7.53	1.54%
Hypothetical	1,000.00	1,017.21	7.72	1.54
Class C
Actual	1,000.00	965.40	10.02	2.05
Hypothetical	1,000.00	1,014.67	10.27	2.05
Class R5
Actual	1,000.00	970.30	5.39	1.10
Hypothetical	1,000.00	1,019.39	5.52	1.10
Class R6
Actual	1,000.00	970.40	5.14	1.05
Hypothetical	1,000.00	1,019.64	5.27	1.05
Select Class
Actual	1,000.00	969.50	6.37	1.30
Hypothetical	1,000.00	1,018.40	6.52	1.30

Emerging Markets Equity Fund
Class A
Actual	1,000.00	1,013.80	7.76	1.55
Hypothetical	1,000.00	1,017.16	7.77	1.55
Class C
Actual	1,000.00	1,011.10	10.25	2.05
Hypothetical	1,000.00	1,014.67	10.27	2.05
Class R6
Actual	1,000.00	1,015.80	5.26	1.05
Hypothetical	1,000.00	1,019.64	5.27	1.05
Institutional Class
Actual	1,000.00	1,015.30	5.76	1.15
Hypothetical	1,000.00	1,019.14	5.77	1.15

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	157

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Emerging Markets Equity Fund (continued)
Select Class
Actual	$1,000.00	$1,014.30	$6.51	1.30%
Hypothetical	1,000.00	1,018.40	6.52	1.30

Emerging Markets Equity Income Fund
Class A
Actual	1,000.00	1,015.70	7.77	1.55
Hypothetical	1,000.00	1,017.16	7.77	1.55
Class C
Actual	1,000.00	1,012.50	10.26	2.05
Hypothetical	1,000.00	1,014.67	10.27	2.05
Class R5
Actual	1,000.00	1,017.20	5.52	1.10
Hypothetical	1,000.00	1,019.39	5.52	1.10
Class R6
Actual	1,000.00	1,017.30	5.27	1.05
Hypothetical	1,000.00	1,019.64	5.27	1.05
Select Class
Actual	1,000.00	1,016.50	6.52	1.30
Hypothetical	1,000.00	1,018.40	6.52	1.30

Global Research Enhanced Index Fund
Class A
Actual	1,000.00	982.30	2.91	0.59
Hypothetical	1,000.00	1,021.93	2.97	0.59
Class C
Actual	1,000.00	979.90	5.37	1.09
Hypothetical	1,000.00	1,019.44	5.47	1.09
Class R2
Actual	1,000.00	981.20	4.14	0.84
Hypothetical	1,000.00	1,020.69	4.22	0.84
Select Class
Actual	1,000.00	983.30	1.68	0.34
Hypothetical	1,000.00	1,023.17	1.71	0.34

Global Unconstrained Equity Fund
Class A
Actual	1,000.00	938.00	3.57	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Class C
Actual	1,000.00	935.20	5.49	1.14
Hypothetical	1,000.00	1,019.19	5.72	1.14
Class R2
Actual	1,000.00	935.80	4.28	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89
Class R5
Actual	1,000.00	939.50	0.92	0.19
Hypothetical	1,000.00	1,023.92	0.96	0.19
Class R6
Actual	1,000.00	939.70	0.68	0.14
Hypothetical	1,000.00	1,024.17	0.70	0.14
Select Class
Actual	1,000.00	939.20	1.74	0.36
Hypothetical	1,000.00	1,023.07	1.81	0.36

158	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
International Equity Fund
Class A
Actual	$1,000.00	$949.30	$6.35	1.31%
Hypothetical	1,000.00	1,018.35	6.57	1.31
Class C
Actual	1,000.00	946.80	8.76	1.81
Hypothetical	1,000.00	1,015.86	9.07	1.81
Class R2
Actual	1,000.00	948.30	7.56	1.56
Hypothetical	1,000.00	1,017.11	7.82	1.56
Class R5
Actual	1,000.00	951.50	4.17	0.86
Hypothetical	1,000.00	1,020.59	4.32	0.86
Class R6
Actual	1,000.00	951.70	3.93	0.81
Hypothetical	1,000.00	1,020.84	4.07	0.81
Select Class
Actual	1,000.00	951.00	5.14	1.06
Hypothetical	1,000.00	1,019.59	5.32	1.06

International Equity Income Fund
Class A
Actual	1,000.00	976.20	6.14	1.25
Hypothetical	1,000.00	1,018.65	6.27	1.25
Class C
Actual	1,000.00	973.10	8.59	1.75
Hypothetical	1,000.00	1,016.16	8.77	1.75
Class R2
Actual	1,000.00	974.70	7.36	1.50
Hypothetical	1,000.00	1,017.40	7.52	1.50
Class R5
Actual	1,000.00	978.60	3.94	0.80
Hypothetical	1,000.00	1,020.89	4.02	0.80
Class R6
Actual	1,000.00	978.80	3.69	0.75
Hypothetical	1,000.00	1,021.13	3.77	0.75
Select Class
Actual	1,000.00	977.40	4.42	0.90
Hypothetical	1,000.00	1,020.39	4.52	0.90

International Opportunities Fund
Class A
Actual	1,000.00	962.00	6.29	1.29
Hypothetical	1,000.00	1,018.45	6.47	1.29
Class C
Actual	1,000.00	958.80	9.11	1.87
Hypothetical	1,000.00	1,015.56	9.37	1.87
Class R6
Actual	1,000.00	965.30	3.47	0.71
Hypothetical	1,000.00	1,021.33	3.57	0.71
Institutional Class
Actual	1,000.00	964.30	4.00	0.82
Hypothetical	1,000.00	1,020.79	4.12	0.82
Select Class
Actual	1,000.00	963.50	5.13	1.05
Hypothetical	1,000.00	1,019.64	5.27	1.05

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	159

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited) (continued)

Hypothetical $1,000 Investment

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
International Research Enhanced Equity Fund
Class A
Actual	$1,000.00	$964.30	$2.93	0.60%
Hypothetical	1,000.00	1,021.88	3.02	0.60
Class C
Actual	1,000.00	962.00	5.37	1.10
Hypothetical	1,000.00	1,019.39	5.52	1.10
Class R2
Actual	1,000.00	962.70	4.15	0.85
Hypothetical	1,000.00	1,020.64	4.27	0.85
Select Class
Actual	1,000.00	964.70	1.71	0.35
Hypothetical	1,000.00	1,023.12	1.76	0.35

International Unconstrained Equity Fund
Class A
Actual	1,000.00	964.90	6.06	1.24
Hypothetical	1,000.00	1,018.70	6.22	1.24
Class C
Actual	1,000.00	962.90	8.49	1.74
Hypothetical	1,000.00	1,016.21	8.72	1.74
Class R2
Actual	1,000.00	964.10	7.28	1.49
Hypothetical	1,000.00	1,017.45	7.47	1.49
Class R5
Actual	1,000.00	967.50	3.86	0.79
Hypothetical	1,000.00	1,020.93	3.97	0.79
Class R6
Actual	1,000.00	967.90	3.62	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Select Class
Actual	1,000.00	967.30	4.35	0.89
Hypothetical	1,000.00	1,020.44	4.47	0.89

International Value Fund
Class A
Actual	1,000.00	943.70	6.52	1.35
Hypothetical	1,000.00	1,018.15	6.77	1.35
Class C
Actual	1,000.00	940.70	8.93	1.85
Hypothetical	1,000.00	1,015.66	9.27	1.85
Class R2
Actual	1,000.00	941.70	7.72	1.60
Hypothetical	1,000.00	1,016.91	8.02	1.60
Class R6
Actual	1,000.00	945.60	3.58	0.74
Hypothetical	1,000.00	1,021.18	3.72	0.74
Institutional Class
Actual	1,000.00	945.30	4.35	0.90
Hypothetical	1,000.00	1,020.39	4.52	0.90
Select Class
Actual	1,000.00	944.30	4.93	1.02
Hypothetical	1,000.00	1,019.79	5.12	1.02

160	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	APRIL 30, 2016

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Intrepid International Fund
Class A
Actual	1,000.00	954.60	6.03	1.24
Hypothetical	1,000.00	1,018.70	6.22	1.24
Class C
Actual	1,000.00	951.90	8.49	1.75
Hypothetical	1,000.00	1,016.16	8.77	1.75
Class R2
Actual	1,000.00	953.20	7.28	1.50
Hypothetical	1,000.00	1,017.40	7.52	1.50
Class R6
Actual	1,000.00	956.60	3.45	0.71
Hypothetical	1,000.00	1,021.33	3.57	0.71
Institutional Class
Actual	1,000.00	956.10	4.04	0.83
Hypothetical	1,000.00	1,020.74	4.17	0.83
Select Class
Actual	1,000.00	956.50	4.38	0.90
Hypothetical	1,000.00	1,020.39	4.52	0.90

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

APRIL 30, 2016	J.P. MORGAN INTERNATIONAL EQUITY FUNDS	161

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

Each Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Funds’ website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser. A copy of the Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2016. All rights reserved. April 2016.	SAN-INTEQ-416

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)	Disclose that the registrant’s board of directors has determined that the registrant either:

(i)	Has at least one audit committee financial expert serving on its audit committee; or

(ii)	Does not have an audit committee financial expert serving on its audit committee.

(2)	If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i)	Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii)	Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3)	If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable to a semi-annual report.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a)	If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b)	A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Office June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young President and Principal Executive Officer June 29, 2016

By:	/s/ Laura M. Del Prato
Laura M. Del Prato Treasurer and Principal Financial Officer June 29, 2016